Page 1 of __

                                                       SEC Registration Nos.
                                                       811-3591 and 2-80154


                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

         Post-Effective Amendment No.        32      XX

                                  and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT ACT OF 1940

         Amendment No.                       32      XX


                        Acacia Capital Corporation
            (Exact Name of Registrant as Specified in Charter)

                          4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                 (Address of Principal Executive Offices)

              Registrant's Telephone Number: (301) 951-4800

                           William M. Tartikoff
                          4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                 (Name and Address of Agent for Service)

It is proposed that this filing will become effective

__ Immediately upon filing                        XX  on April 30, 1997
pursuant to paragraph (b)                         pursuant to paragraph (b)

__ 60 days after filing                           __ on (date)
pursuant to paragraph (a)                         pursuant to paragraph (a)
(Acceleration request enclosed)                       of Rule 485.

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of shares of common stock is being registered by this Registration Statement. On February 26, 1997, Registrant filed a Rule 24f-2 Notice for its fiscal year ended December 31, 1996.

                        Acacia Capital Corporation
                     Form N-1A Cross Reference Sheet


Item number                                                   Prospectus
Caption

1.       Cover Page
2.       *
3.       Financial Highlights
4.       The Fund
         Investment Objectives and Policies
           of the Series
5.       The Fund and Its Management
         Transfer and Dividend Disbursing Agent
6.       The Fund and Its Management
         Dividends and Distributions
         Total Return and Yield Information
         Taxes
7.       Purchase and Redemption of Shares
8.       Purchase and Redemption of Shares
9.       *

         Statement of Additional
         Information Caption

10.      Cover Page
11.      Table of Contents
12.      General Information
13.      Investment Objectives and Policies
         Investment Restrictions
         Investment Selection Process
         Portfolio Turnover
14.      Management of the Fund
15.      General Information
16.      Investment Advisor
         Independent Accountants and Custodians
17.      Investment Advisor
         Securities Transactions and Brokerage
18.      General Information
19.      Determination of Net Asset Value
         Purchase and Redemption of Shares
20.      Taxes
21.      *
22.      Calculation of Yield and Total Return
23.      Financial Statements


*  Inapplicable or negative answer

PROSPECTUS - April 30, 1997



                        ACACIA CAPITAL CORPORATION
             CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO
   4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814 (800)
                                 368-2748

The Calvert Responsibly Invested Balanced Portfolio (formerly the Calvert Responsibly Invested Managed Growth Portfolio or Calvert Socially Responsible Series) (the "Portfolio") is a series of Acacia Capital Corporation (the "Fund"), an open-end management investment company whose investment advisor is Calvert Asset Management Company, Inc. (the "Investment Advisor").



The investment objective of the Portfolio is to achieve a total return above the rate of inflation through an actively managed, nondiversified portfolio of common and preferred stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the social concern criteria established for the Portfolio. There can be no assurance that the objective of the Portfolio will be realized. See "Investment Objective and Policies."



This Prospectus sets forth the information that a prospective policyholder should know before directing investment in the Portfolio and it should be read and kept for future reference. A Statement of Additional Information dated April 30, 1997, which contains further information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling the Fund at the number above, or by writing the Fund at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.


Shares of the Fund are offered only to insurance companies for allocation to certain of their variable separate accounts.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. WHEN INVESTORS SELL SHARES OF THE FUND, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY PAID.


                  TABLE OF CONTENTS



Page

Financial Highlights                    2
Investment Objective and Policies       7
The Fund and Its Management             10
Purchase and Redemptions of Shares      12
Dividends and Distributions             13
Total Return Information                13
Taxes                                   13
Transfer and Dividend Disbursing Agent  13

                           FINANCIAL HIGHLIGHTS

The following table provides information about the Portfolio's financial history. It expresses the information in terms of a single share outstanding throughout each period. The table has been audited by those independent accountants whose reports are included in the Fund's Annual Report to Shareholders for each of the respective periods presented. The table should be read in conjunction with the financial statements and their related notes. The current Annual Report to Shareholders is incorporated by reference into the Statement of Additional Information.



                                                        Year Ended December 31,

                                                            1996           1995

Net asset value, beginning                       $         1.703     $    1.440
Income from investment operations
     Net investment income                                  .040           .050
     Net realized and unrealized gain (loss)                .175           .380
         Total from investment operations                   .215           .430

Distributions from
     Net investment income                                (.042)          (.040)
     Net realized gains                                   (.102)          (.127)
         Total distributions                              (.144)          (.167)
Total increase (decrease) in net asset value                .071           .263
Net asset value, ending                          $         1.774     $     1.703

Total return*                                             12.62%          29.87%

Ratio to average net assets:
     Net investment income                                 2.71%           3.08%
     Total expenses<F1>                                     .81%            .83%
     Net expenses                                           .78%            .81%

Portfolio turnover                                           99%            163%

Average commission rate paid                     $         .0481     $       --

Net assets, ending (in thousands)                 $      161,473     $   110,237

Number of shares outstanding, ending (in
     thousands)                                           91,045          64,728

* Total return is for this Portfolio only and does not reflect sales charges and expenses deducted by the Insurance Companies.

<F1> Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


                                                        Year Ended December 31,

                                                            1994           1993

Net asset value, beginning                       $         1.537     $    1.465
Income from investment operations
     Net investment income                                  .046           .045
     Net realized and unrealized gain (loss)              (.097)           .072
         Total from investment operations                 (.051)           .117

Distributions from
     Net investment income                                (.046)          (.045)
     Net realized gains                                       --             --
         Total distributions                              (.046)          (.045)
Total increase (decrease) in net asset value              (.097)           .072
Net asset value, ending                          $         1.440     $    1.537

Total return*                                            (3.30)%          8.00%

Ratio to average net assets:
     Net investment income                                 3.39%          3.69%
     Total expenses<F1>                                       --            --
     Net expenses                                           .80%           .81%

Portfolio turnover                                           43%            14%

Average commission rate paid                     $            --     $      --

Net assets, ending (in thousands)                 $       66,593     $    54,000

Number of shares outstanding, ending (in
     thousands)                                           46,244          35,142

* Total return is for this Portfolio only and does not reflect sales charges and expenses deducted by the Insurance Companies.

<F1> Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


                                                        Year Ended December 31,

                                                            1992           1991

Net asset value, beginning                       $         1.403     $    1.249
Income from investment operations
     Net investment income                                  .044           .050
     Net realized and unrealized gain (loss)                .062           .154
         Total from investment operations                   .106           .204

Distributions from
     Net investment income                                (.044)          (.050)
     Net realized gains                                       --             --
         Total distributions                              (.044)          (.050)
Total increase (decrease) in net asset value                .062           .154
Net asset value, ending                          $         1.465     $    1.403

Total return*                                              7.61%          16.40%

Ratio to average net assets:
     Net investment income                                 4.05%           3.08%
     Total expenses<F1>                                      .--            .83%
     Net expenses                                           .85%            .81%
     Expenses reimbursed                                    .87%            .85%

Portfolio turnover                                           15%             12%

Average commission rate paid                     $            --     $       --

Net assets, ending (in thousands)                 $       28,471     $   14,946

Number of shares outstanding, ending (in
     thousands)                                           19,433         10,656

* Total return is for this Portfolio only and does not reflect sales charges and expenses deducted by the Insurance Companies.

<F1> Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.



                                                        Year Ended December 31,

                                                            1990           1989

Net asset value, beginning                       $         1.247     $   1.068
Income from investment operations
     Net investment income                                  .050           .042
     Net realized and unrealized gain (loss)                .002           .179
         Total from investment operations                   .052           .221

Distributions from
     Net investment income                                (.050)          (.042)
     Net realized gains                                       --             --
         Total distributions                              (.050)          (.042)
Total increase (decrease) in net asset value                .002           .179
Net asset value, ending                          $         1.249     $    1.247

Total return*                                              4.18%          20.69%

Ratio to average net assets:
     Net investment income                                 5.69%           4.85%
     Total expenses<F1>                                       --            .96%
     Net expenses                                           .77%            .50%

Portfolio turnover                                           11%             28%

Average commission rate paid                     $            --     $       --

Net assets, ending (in thousands)                 $        6,760     $    2,573

Number of shares outstanding, ending (in
     thousands)                                            5,410          2,064

* Total return is for this Portfolio only and does not reflect sales charges and expenses deducted by the Insurance Companies.

<F1> Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.



                                                        Year Ended December 31,

                                                            1988           1987

Net asset value, beginning                       $         1.004     $    0.958
Income from investment operations
     Net investment income                                  .054           .019
     Net realized and unrealized gain (loss)                .064           .046
         Total from investment operations                   .118           .065

Distributions from
     Net investment income                                (.054)          (.019)
     Net realized gains                                       --             --
         Total distributions                              (.054)           .019)
Total increase (decrease) in net asset value                .064           .046
Net asset value, ending                          $         1.068     $    1.004

Total return*                                             11.75%           6.78%

Ratio to average net assets:
     Net investment income                                 4.95%           3.72%
     Total expenses<F1>                                     .80%           1.32%
     Net expenses                                           .50%            .50%

Portfolio turnover                                           40%            17%

Average commission rate paid                     $            --     $      --

Net assets, ending (in thousands)                 $        1,294     $    1,022

Number of shares outstanding, ending (in
     thousands)                                            1,211          1,018

* Total return is for this Portfolio only and does not reflect sales charges and expenses deducted by the Insurance Companies.

<F1> Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


                    INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Portfolio discussed below is not fundamental and may be changed upon 60 days' written notice to shareholders without a shareholder vote. There can be no assurance that the investment objective of the Portfolio will be realized.


The investment objective of the Portfolio is to achieve a total return above the rate of inflation through an actively managed, nondiversified portfolio of common and preferred stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the social concern criteria established for the Portfolio. The Portfolio invests in enterprises that make a significant contribution to society through their products and services and through the way they do business. The Portfolio is designed for long-term investment. It is not the policy of the Portfolio to take great risks to obtain speculatively or aggressively high returns. There is no predetermined percentage of assets allocated to either stocks or bonds or money market instruments, although, as an operating policy, the Portfolio will have at least 25% of its assets in fixed income senior securities. Equity investments are selected by the Subadvisor, NCM Capital Management Group, Inc., subject to direction and control by the Fund's Advisor and Board of Directors. Fixed-income investments are selected by the Advisor. The Investment Advisors determine the mix for the Portfolio depending upon their view of market conditions and the economic outlook.

To implement its investment objectives, the Portfolio uses the following strategies which, unless otherwise specified as a fundamental policy, are operating policies and may be changed without shareholder vote. The Portfolio may purchase both common and preferred stock. For its fixed-income investments, the Portfolio normally invests in bonds which are considered investment grade, including bonds which are direct or indirect obligations of the U.S. Government, or which at the date of investment are rated AAA, AA, A, or BBB by Standard & Poor's Corporation or Aaa, Aa, A, or Baa by Moody's Investors Service, Inc. Bonds rated Baa or BBB are considered medium grade obligations and possess speculative characteristics. The Portfolio may purchase lower-rated obligations but no more than 20% of its assets may be invested in obligations rated lower than B. The Portfolio may purchase without limitation bonds which are unrated but of comparable quality to bonds rated B or better, as determined by the Advisors under the supervision of the Board of Directors. See Additional Risk Factors--Non-Investment Grade Securities, and the Statement of Additional Information for additional information concerning bond ratings.

The Portfolio may purchase money market instruments, including repurchase agreements with recognized securities dealers and banks secured by such instruments, selected in accordance with the Portfolio's social criteria. Such money market instruments may include: obligations issued or guaranteed as to principal by the U.S. Government, its agencies and instrumentalities; U.S. dollar-denominated certificates of deposit, time deposits and bankers' acceptances of U.S. banks, generally banks with assets in excess of $1 billion; and commercial paper which at the date of investment is rated A-1 by Standard and Poor's Corporation or Prime-1 by Moody's Investors Service, Inc., or if not rated, is of comparable quality.


Due to the particular social objective of the Portfolio, opportunities may exist to promote promising approaches to social goals through privately placed instruments. Since private placement investments are restricted securities and have no readily available market, the Portfolio has a fundamental policy that such investments in the Portfolio are limited to no more than 10% of the Portfolio's assets.

All investments for the Portfolio are selected with a concern for the social impact of each investment. The Portfolio has developed the following criteria for the selection of organizations in which the Portfolio invests. The Portfolio seeks to invest in a producer or service provider which:

         1. Delivers safe products and services in ways that sustain our natural environment.

         2. Is managed with participation throughout the organization in defining and achieving objectives.

         3. Negotiates fairly with its workers, provides an environment supportive of their wellness, does not discriminate on the basis of race, gender, religion, age, disability, ethnic origin or sexual orientation, does not consistently violate regulations of the Equal Employment Opportunity Commission, and provides opportunities for women, disadvantaged minorities and others from whom equal opportunities have often been denied.

         4. Fosters awareness of a commitment to human goals, such as creativity, productivity, self-respect, and responsibility, within the organization and the world, and continually recreates a context within which these goals can be realized.

The Portfolio will not invest in an issuer primarily engaged in the production of nuclear energy or in the manufacture of equipment to produce nuclear energy, business activities in support of repressive regimes, or the manufacture of weapons systems.

Each investment is selected on the basis of its abilities to contribute to the dual objective of the Portfolio. All potential investments are first screened for financial soundness and then evaluated according to the Portfolio's social criteria. To the greatest extent possible, investments are made in companies exhibiting unusual, positive accomplishment with respect to one or more of the criteria. All companies must meet the Portfolio's minimum standards for all the criteria. It should be noted that the Portfolio's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies.


The selection of an organization for investment by the Portfolio does not constitute endorsement or validation by the Fund, nor does the exclusion of an organization necessarily reflect failure to satisfy the Portfolio's social criteria. Policyholders directing investment in the Portfolio are invited to send brief descriptions of companies they believe might be suitable for investment by the Portfolio.


Risks of Foreign Securities

The Portfolio may invest up to 10% of its assets in the securities of foreign issuers. There are substantial and different risks involved in investing in foreign securities. You should consider these risks carefully. For example, there is generally less publicly available information about foreign companies than is available about companies in the U.S. Foreign companies are generally not subject to uniform audit and financial reporting standards, practices and requirements comparable to those in the U.S.

Foreign securities involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing the security. Dividend and interest payments may be returned to the country of origin, based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed. Losses and other expenses may be incurred in converting between various currencies in connections with purchases and sales of foreign securities.

Foreign stock markets are generally not as developed or efficient as those in the U.S. In most foreign markets volume and liquidity are less than in the U.S. and, at times, volatility of price can be greater than that in the U.S. Fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges. There is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the U.S.

There is also the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, or diplomatic developments which could adversely affect investments, assets or securities transactions of the Portfolio in some foreign countries. The Portfolio is not aware of any investment or exchange control regulations which might substantially impair the operations of the Portfolio as described, although this could change at any time.

Investing in emerging markets in particular, those countries whose economies and capital markets are not as developed as those of more industrialized nations, carries its own special risks. Among other risks, the economies of such countries may be affected to a greater extent than in other countries by price fluctuations of a single commodity, by severe cyclical climatic conditions, lack of significant history in operating under a market-oriented economy, or by political instability, including risk of expropriation.


For many foreign securities, there are U.S. dollar-denominated American Depositary Receipts ("ADRs"), which are traded in the U.S. on exchanges or over the counter and are generally sponsored and issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, the Portfolio may avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. The Portfolio may also invest in European Depositary Receipts ("EDRs"), which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets. EDRs are not necessarily denominated in the currency of the underlying security.


The dividends and interest payable on certain of the Portfolio's foreign securities may be subject to foreign withholding taxes, thus reducing the net amount available for distribution to the Portfolio's shareholders. You should understand that the expense ratio of the Portfolio can be expected to be higher than those of investment companies investing only in domestic securities since the costs of operations are higher.

Additional Risk Factors

Nondiversified Portfolio

There may be risks associated with the Portfolio being nondiversified. Specifically, since a relatively high percentage of the assets of the Portfolio may be invested in the obligations of a limited number of issuers, the value of the shares of a nondiversified Portfolio may be more susceptible to any single economic, political or regulatory event than the shares of a diversified Portfolio would be.


Interest Rate Risk

All fixed income instruments are subject to interest-rate risk: that is, if market interest rates rise, the current principal value of a bond will decline. In general, the longer the maturity of the bond, the greater the decline in value will be.


Non-Investment Grade Securities

Non-investment grade securities tend to be less sensitive to interest rate changes than higher-rated investments, but are more sensitive to adverse economic changes and individual corporate developments. This may affect the issuer's ability to make principal and interest payments on the debt obligation. There is also a greater risk of price declines due to changes in the issuer's creditworthiness. Because the market for lower-rated securities may be less active ("thinner") than for higher-rated securities, it may be difficult for the Portfolio to sell the securities. Because of a lack of objective data, a thinly-traded market may make it difficult to value the securities, so that the Board of Directors may have to exercise its judgment in assigning a value. See the Appendix in the Statement of Additional Information for more information on bond ratings.

Repurchase Agreements


A repurchase agreement is a transaction where the Portfolio buys a security at one price and simultaneously agrees to sell that same security back to the original owner at a higher price. Under the direction and supervision of the Fund's Board of Directors, the Investment Advisor reviews the creditworthiness of the other party to the agreement and must find it satisfactory before engaging in a repurchase agreement. In all instances the Portfolio holds underlying securities with a value equal to the total repurchase price the other party has agreed to pay. However, in the event of the bankruptcy of the other party, the Portfolio could experience delays in recovering its money, may realize only a partial recovery or even no recovery, and may also incur disposition costs. The Portfolio is not expected generally to invest more than a very small portion of its assets in repurchase agreements.


Other Information


In addition to the investment policies described above, the investment program is subject to further policies and restrictions which are described in the Statement of Additional Information. The Portfolio may, to a limited extent, lend its portfolio securities and engage in reverse repurchase agreements.


Unless otherwise specified, the policies and restrictions for the Portfolio are not fundamental and may be changed without shareholder approval. Policyholder inquiries should be directed to the Portfolio at
(800) 368-2745, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland
20814.

                       THE FUND AND ITS MANAGEMENT

Acacia Capital Corporation (the "Fund") is an open-end investment company. The Fund was incorporated under the laws of the State of Maryland on September 27, 1982. The Fund is a series fund which issues classes of stock, one for each Portfolio. The shares of the Fund currently are sold only to insurance companies (collectively, the "Insurance Companies") for allocation to their separate accounts (collectively, the "Variable Accounts") to fund the benefits under certain variable annuity and variable life insurance policies (collectively, the "Policies") issued by such companies. Accordingly, the interest of a policy owner in the shares is subject to the terms of the particular annuity or life insurance policy and is described in the attached prospectus for one of the Policies, which should be reviewed carefully by a person considering the purchase of a Policy. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a policy owner which are described in the Policies. Policy owners should consider that the investment return experience of the Portfolio will affect the value of the policy and the amount of annuity payments or life insurance benefits received under a policy. See the attached prospectus(es) for the Policies for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under a policy.

Investment Advisor


The Fund's investment advisor is Calvert Asset Management Company, Inc. (the "Investment Advisor"), which is located at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Calvert Asset Management is a wholly-owned subsidiary of Calvert Group, Ltd., which is in turn an indirect wholly-owned subsidiary of Acacia Mutual Life Insurance Company. As of December 31, 1996, Calvert Group, Ltd. had assets in excess of $5.2 billion under management and administration. Pursuant to its investment advisory agreement with the Fund, the Investment Advisor manages the fixed-income investments of the Portfolio and is responsible for the overall management of the business affairs of each Portfolio, subject to the direction and authority of the Fund's Board of Directors.

The Subadvisor to the Portfolio is NCM Capital Management Group, Inc. ("NCM"). Pursuant to its Investment Subadvisory Agreement with the Investment Advisor, NCM manages the equity portion of the Portfolio. NCM was founded by Maceo K. Sloan in 1986 as a subsidiary of North Carolina Mutual Life Insurance Company, which was established by Mr. Sloan's ancestors in 1898 and is one of the oldest and largest minority-owned financial institutions in the country. NCM has been an employee-owned subsidiary of Sloan Financial Group since 1991. Sloan Financial Group is controlled by Mr. Sloan and Justin F. Beckett, Executive Vice President and a Director of NCM. NCM is one of the largest minority-owned investment management firms in the country, and provides products in equity, fixed-income and balanced portfolio management. It is also one of the industry leaders in the employment and training of minority and women investment professionals. NCM has served as subadvisor to the Portfolio since February 1995. Sloan Holdings, also controlled by Messrs. Sloan and Beckett, receives a 0.05% consultation fee, paid by the Advisor (not the Fund) for non-investment advice, such as marketing assistance.


Wendell E. Mackey, Vice President of NCM, is the portfolio manager with respect to the Portfolio's equity investments. Mr. Mackey earned his B.B.A. degree from Howard University, and his M.M. degree from Kellogg Graduate School of Management at Northwestern University. He subsequently worked with several securities firms before joining NCM as an equity portfolio manager in 1993. He has managed the Portfolio since February 1995.


Reno J. Martini, Senior Vice President and Chief Investment Officer of the Advisor, heads the fixed-income portion of the Portfolio. Mr. Martini oversees the management of all Calvert portfolios and has served as manager of the Portfolio Investment Department since 1985. He has extensive experience evaluating and purchasing fixed-income securities.


Advisory Fee


For fiscal year 1996, the Investment Advisor received from the Portfolio a monthly base fee, computed on a daily basis at an annual rate of 0.70% of the average daily net assets of the Portfolio, plus a performance fee adjustment of 0.01% as described below.

The Advisor pays the Subadvisor a base fee of 0.25% of one-half of the Portfolio's average net assets. In addition, under the circumstances described below, the Advisor and Subadvisor may earn (or have their fees reduced by) performance fee adjustments based on the extent to which performance of the Portfolio exceeds or trails the Lipper Balanced Funds Index. Payment of the performance fee adjustment began July 1, 1996. The specific adjustments are as follows, and are calculated monthly:

Advisor's Performance Fee Adjustment


         Performance versus the             Performance Fee
         Lipper Balanced Funds Index        Adjustment
         6% to less than 12%                0.05%
         12% to less than 18%               0.10%
         18% or more                        0.15%

Subadvisor's Performance Fee Adjustment

         Performance versus the             Performance Fee
         Lipper Balanced Funds Index        Adjustment
         6% to less than 12%                0.05%
         12% to less than 18%               0.10%
         18% or more                        0.15%

The performance fee adjustment to the Subadvisor is paid out of the fee the Advisor receives from the Portfolio. The initial performance period is the twelve month period from July 1, 1995, and July 1, 1996. Each month an additional month's performance will be factored into the calculation until a total of 36 months comprises the performance computation period. Payment by the Portfolio of the performance adjustment will be conditioned on: (1) the performance of the Portfolio as a whole having exceeded the Lipper Balanced Funds Index; and (2) payment of the performance adjustment not causing the Portfolio's performance to fall below the Lipper Balanced Funds Index.

Expenses


The Advisor provides the Fund with investment supervision and management; certain administrative services and office space; furnishes executive and other personnel to the Fund; and pays the salaries and fees of all Directors who are affiliated persons of the Advisor. The Advisor may also assume and pay certain advertising and promotional expenses of the Funds and reserves the right to compensate broker-dealers in return for their promotional or administrative services. The Fund pays all other operating expenses, including the fee of the Investment Advisor; costs of executing portfolio transactions; pricing costs; interest; taxes; custodian and transfer agent fees; legal and auditing fees; bookkeeping and dividend disbursing expenses; and certain other expenses relating to operations. Certain expenses are paid by the Portfolio that incurs them, while other expenses are allocated among each of the Fund's Portfolios on the basis of its relative size (that is, the amount of its net assets), or by the Board of Directors as appropriate.

Expenses constituted 0.81% of the average net assets of the Portfolio for 1996, including fees paid indirectly, and 0.78% net of fees paid indirectly.


Capital Stock

The Fund issues separate shares of stock for each of its Portfolios. Shares of each of the series have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to that series. No series has preference over another series. When issued, shares are fully paid and nonassessable and do not have preemptive or conversion rights or cumulative voting rights. The Fund's shareholders, the Insurance Companies, will vote Fund shares allocated to the Variable Accounts in accordance with instructions received from policy owners. Under certain circumstances, which are described in the accompanying prospectus of the variable life policy, the voting instructions received from variable life insurance policy owners may be disregarded.

                    PURCHASE AND REDEMPTION OF SHARES

The Fund offers its shares, without sales charge, only for purchase by the Insurance Companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of the Portfolio next determined after the Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the net asset value per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Fund, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's net asset value next determined after the appropriate Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the 1940 Act. The amount received upon redemption of the shares of the Fund may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Fund. The Fund redeems all full and fractional shares of the Portfolio for cash. The redemption price is the net asset value per share.

The net asset value of the shares of the Portfolio is determined once daily as of the close of business of the New York Stock Exchange, on days when the Exchange is open for business, or for any other day when there is a sufficient degree of trading in the investments of the Portfolio to affect materially its net asset value per share (except on days when no orders to purchase or redeem shares of the Portfolio have been received). The net asset value is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities and expenses, and dividing by the number of outstanding shares of the Portfolio.

Except for money market instruments maturing in 60 days or less, securities held by the Portfolio are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board. All money market instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis.

                       DIVIDENDS AND DISTRIBUTIONS

It is the Fund's intention to distribute substantially all of the net investment income, if any, of the Portfolio. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by such Portfolio less estimated expenses (including the investment advisory fee). All net realized capital gains, if any, of each Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at net asset value.

                         TOTAL RETURN INFORMATION


The Portfolio may advertise its "total return" from time to time. Total return refers to the total change in value of an investment in the Portfolio over a specified period. It differs from yield in that yield figures measure only the income component of the Portfolio's portfolio investments, while total return includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. The total return of the Portfolio is the ratio of the increase (or decrease) in value of a hypothetical investment in the Portfolio at the end of a measuring period to the amount initially invested in the Portfolio. Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period. Total return is historical in nature and is not intended to indicate future performance.

Actual total return quotations may also be advertised for other specified periods, such as calendar years and calendar quarters. Cumulative total return for periods of more than one year may also be quoted. These figures will be accompanied by the standard, average annual total return quotations. The total return of the Portfolio does not include the effect of paying the charges and expenses on the particular insurance policy or annuity contract for which the Portfolio serves as the investment vehicle.


                                  TAXES

As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Fund are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

                  TRANSFER AND DIVIDEND DISBURSING AGENT

Calvert Shareholder Services, Inc., 4550 Montgomery Avenue, Bethesda, Maryland 20814, is the Fund's transfer agent and dividend disbursing agent.

PROSPECTUS - April 30, 1997


                        ACACIA CAPITAL CORPORATION
           CALVERT RESPONSIBLY INVESTED GLOBAL EQUITY PORTFOLIO
     4550 Montgomery Avenue, Bethesda, Maryland 20814 (800) 368-2748

         The Calvert Responsibly Invested Global Equity Portfolio (the "Portfolio" or "CRI Global") is a series of Acacia Capital Corporation (the "Fund"), an open-end management investment company whose investment advisor is Calvert Asset Management Company, Inc. (the "Investment Advisor").

         The investment objective of the Portfolio is to achieve a high total return consistent with reasonable risk by investing primarily in a globally diversified portfolio. There can be no assurance that the objective of the Portfolio will be realized. See "Investment Objective and Policies."


         This Prospectus sets forth the information that a prospective policyholder should know before directing investment in the Portfolio and it should be read and kept for future reference. A Statement of Additional Information dated April 30, 1997, which contains further information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling the Fund at the numbers above, or by writing the Fund at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.


         Shares of the Fund are offered only to insurance companies for allocation to certain of their variable separate accounts.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. WHEN INVESTORS SELL SHARES OF THE FUND, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY PAID.


                            TABLE OF CONTENTS


                                                          Page


Financial Highlights                                         2
Investment Objective and Policies                            5
Investment Screens                                          10
The Fund and Its Management                                 10
Purchase and Redemption of Shares                           11
Dividends and Distributions                                 12
Total Return Information                                    12
Taxes                                                       12
Transfer and Dividend Disbursing Agent                      13

                           FINANCIAL HIGHLIGHTS

         The following table provides information about the Portfolio's financial history. It expresses the information in terms of a single share outstanding throughout each period. The table has been audited by those  independent  accountants  whose  reports are included in the Fund's
Annual Report to Shareholders, for each of the respective periods presented. The table should be read in conjunction with the financial
statements  and  their  related  notes.   The  current  Annual  Report  to
Shareholders is incorporated by reference into the Statement of Additional Information.



                                                    Year Ended
                                                   December 31,
                                                       1996

Net asset value, beginning                   $         17.15
Income from investment operations
     Net investment income                               .17
     Net realized and unrealized gain (loss)            2.40
         Total from investment operations               2.57

Distributions from
     Net investment income                             (.14)
     Net realized gains                                (.84)
         Total distributions                           (.98)

Total increase (decrease) in net asset value            1.59

Net asset value, ending                      $         18.74

Total return                                          14.99%

Ratio to average net assets:
     Net investment income                             1.02%
     Total expenses<F1>                                1.59%
     Net expenses                                      1.18%
     Expenses reimbursed                                .23%

Portfolio turnover                                       85%

Average commission rate paid                 $         .0352

Net assets, ending (in thousands)            $        14,027

Number of shares outstanding, ending (in
     thousands)                                         748

<F1>Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.



                                                 Year Ended         Year Ended
                                                December 31,       December 31,
                                                    1995                1994

Net asset value, beginning                   $         15.89       $       17.72
Income from investment operations
     Net investment income                               .27                 .11
     Net realized and unrealized gain (loss)            1.69               (.49)
         Total from investment operations               1.96               (.38)
Distributions from
     Net investment income                             (.25)               (.13)
     Net realized gains                                (.45)              (1.32)
         Total distributions                           (.70)              (1.45)

Total increase (decrease) in net asset value            1.26              (1.83)

Net asset value, ending                      $         17.15       $       15.89

Total return                                          12.35%             (2.13)%

Ratio to average net assets:
     Net investment income                             1.48%                .59%
     Total expenses<F2>                                1.51%                  --
     Net expenses                                      1.12%               1.24%
     Expenses reimbursed                                .39%                .29%

Portfolio turnover                                       90%                 84%

Average commission rate paid                 $            --       $          --

Net assets, ending (in thousands)            $         9,831       $       7,765

Number of shares outstanding, ending (in
     thousands)                                         573                  489

<F2>Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


                                               Year Ended         From Inception
                                              December  31,        June 30, 1992
                                                  1993                 through
                                                                    December 31,
                                                                        1992

Net asset value, beginning                   $         14.57       $       15.00
Income from investment operations
 Net investment income                                   .11               (.02)
     Net realized and unrealized gain (loss)            4.07               (.41)
         Total from investment operations               4.18               (.43)

Distributions from
     Net investment income                             (.08)                  --
     Net realized gains                                (.95)                  --
         Total distributions                          (1.03)                  --

Total increase (decrease) in net asset value            3.15               (.43)

Net asset value, ending                      $         17.72       $       14.57

Total return                                          29.72%             (3.27)%

Ratio to average net assets:
     Net investment income                             1.00%           (.98%)(a)
     Total expenses<F3>                                      --                  --
     Net expenses                                       .94%             .98%(a)
     Expenses reimbursed                                .10%            1.07%(a)

Portfolio turnover                                       64%                  --

Average commission rate paid                 $            --       $          --

Net assets, ending (in thousands)            $         4,529       $         236

Number of shares outstanding, ending (in
     thousands)                                         256                   16

(a) Annualized

<F3> Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


                    INVESTMENT OBJECTIVE AND POLICIES

         The investment objective described below is fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio. As a Policyholder, you may be given an opportunity to indicate how you believe the Insurance Company should vote the shares which underlie your Policy.

         The  investment  objective  of CRI  Global  is to  provide a high total return consistent with reasonable risk by investing primarily in a globally diversified portfolio of equity securities. The Portfolio seeks total return through a globally diversified investment portfolio. It is designed to provide growth of capital or current income by investing in enterprises that make a significant contribution to society through their products and services and through the way they do business. All investments are screened for financial and social criteria. The Portfolio may engage in hedging transactions involving options, futures contracts and foreign currency transactions to reduce its risk exposure (see "Investment Techniques").

         Under normal circumstances, CRI Global will invest at least 65% of its assets in equity securities. The Portfolio will invest primarily in common stocks of established foreign and U.S. companies believed to have potential for capital growth, income or both. However, it may invest in any other type of security including, but not limited, to convertible securities, preferred stocks, bonds, notes and other debt securities of companies (including Euro-currency instruments and securities), or of any international agency (such as the Asian Development Bank or Inter-American Development Bank) or obligations of domestic or foreign governments and their political subdivisions, and in foreign currency transactions. The Portfolio may establish and maintain reserves for temporary defensive purposes or to enable it to take advantage of buying opportunities. CRI Global's reserves may be invested in domestic as well as foreign short-term money market instruments including, but not limited to, government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase and reverse repurchase agreements. The Portfolio may also engage in certain options transactions, and enter into futures contracts and related options for hedging purposes and lend portfolio securities. See "Additional Fundamental Investment Policies, Risks of Foreign Securities, Foreign Currency Transactions, and Additional Non-Fundamental Investment Policies."

         Under normal circumstances, CRI Global will invest at least 65% of its assets in the securities of issuers in no less than three countries, one of which may be the USA. Under normal circumstances, business activities in a number of different foreign countries will be represented in the Portfolio's investments. The Portfolio may, from time to time, have more than 25% of its assets invested in any major industrial or developed country which in the view of the Subadvisor poses no unique investment risk. Under exceptional economic or market conditions, CRI Global may invest substantially all of its assets in only one or two countries, or in U.S. government obligations or securities of companies incorporated in and having their principal activities in the U.S.

         In determining the appropriate distribution of investments among various countries and geographic regions, the Subadvisor ordinarily will consider the following factors: prospects for relative economic growth among foreign countries; expected levels of inflation; relative price levels of the various capital markets; government policies influencing business conditions; the outlook for currency relationships and the range of individual investment opportunities available to the global investor. The Portfolio may make investments in developing countries, which involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems which may be less stable. A developing country can be considered to be a country which is in the initial stages of its industrialization cycle. In the past, markets of developing countries have been more volatile than the markets of developed countries; however, such markets often have provided higher long-term rates of return to investors. The Subadvisor believes that these characteristics can be expected to continue in the future.

         Generally, CRI Global will not trade in securities for short-term profits, but, when circumstances warrant, securities may be sold without regard to the length of time held. The Portfolio may write covered call options and purchase call and put options on securities and security indices, and may write secured put options and enter into option transactions on foreign currency. It may also engage in transactions in financial futures contracts and related options for hedging purposes, and invest in repurchase agreements. These investment techniques and the related risks are summarized below and are described in more detail in the Statement of Additional Information.


         CRI Global may purchase unrated debt instruments, if the Advisor or Subadvisor determines they are of comparable quality to permissible rated instruments. Although the Portfolio may invest up to 5% of its assets in non-investment grade bonds (those rated below BBB by Standard & Poor's or equivalent), it does not intend to purchase any such bonds unless the instrument provides an opportunity to invest in an attractive company in which an equity investment is not currently available or desirable. (See "Noninvestment-Grade Debt Securities.")


Additional Fundamental Investment Policies

         CRI Global may, in pursuit of its investment objectives, purchase put and call options and engage in the writing of covered call options and secured put options on securities of issuers that meet its social criteria, and employ a variety of other investment techniques, including the purchase and sale of market index futures contracts, financial futures contracts and options on such futures. Investing in options may involve a greater degree of risk than those inherent in more conservative investment approaches. The Portfolio will engage in futures contracts and related options only to protect against market declines. The Portfolio will not engage in such transactions for speculation or leverage. It is an operating policy of the Fund that no Portfolio may invest in options and futures contracts if as a result more than 5% of its assets would be so invested.

         The Portfolio may engage in repurchase agreements and reverse repurchase agreements. In a repurchase agreement, the Portfolio buys a security subject to the right and obligation to sell it back at a higher price. In order to minimize any risk involved, the Portfolio engages in such transactions only with recognized securities dealers and banks determined by the Advisor to present a minimal credit risk. Repurchase agreements are fully collateralized and always have a maturity of less than one year. No more than 10 percent of the Portfolio's assets may be invested in repurchase agreements not terminable within seven days. In a reverse repurchase agreement, the Portfolio sells a security subject to the right and obligation to buy it back at a higher price. The Portfolio then invests the proceeds from the transaction in another obligation in which it is authorized to invest. For reverse repurchase agreements, the Portfolio maintains a segregated account with liquid assets equal in value to the repurchase price.

         The Portfolio may borrow money from banks (and pledge its assets to secure such borrowing) for temporary or emergency purposes, but not for leverage. This type of borrowing may not exceed 10% of the value of the Portfolio's total assets. The Portfolio may also make loans of the securities it holds. The advantage of loaning securities is that the Portfolio continues to receive the equivalent of the interest earned or dividends paid by the issuers while at the same time earning interest on the cash or equivalent collateral that may be invested in accordance with the Portfolio's investment objective, policies, and restrictions.
The purpose of the loans is usually to facilitate the delivery of securities. As with any extension of credit, there may be risks of delay in recovery and possible loss of rights in the loaned security if the borrower fails financially. The Investment Advisor attempts to reduce the risk by lending only to borrowers that it deems creditworthy and only on terms that it believes compensates for any risk inherent in the transaction.

         The Portfolio may lend its securities to New York Stock Exchange member firms and to commercial banks with assets of one billion dollars or more. All loans must be secured continuously in the form of cash or cash equivalents such as U.S. Treasury bills. In addition, the amount of collateral must, on a current basis, equal or exceed the market value of the loaned securities, and the Portfolio may only make the loan if the value of the securities loaned does not exceed 10% of its assets. The Portfolio must be able to terminate loans at any time with appropriate notice. The Portfolio will exercise its right to terminate a securities loan in order to preserve its right to vote on matters of importance affecting holders of the securities. All securities must be returned to the Portfolio when a loan terminates, and the Portfolio absorbs any gain or loss in the market value of the securities during the loan period.

Risks of Foreign Securities

         CRI Global may invest all of its assets in foreign securities, although the Portfolio intends to invest part of its assets in securities of U.S. issuers. There are substantial and different risks involved in investing in foreign securities. You should consider these risks carefully. For example, there is generally less publicly available information about foreign companies than is available about companies in the U.S. Foreign companies are generally not subject to uniform audit and financial reporting standards, practices and requirements comparable to those in the U.S.

         Foreign securities involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing the security. Dividend and interest payments may be returned to the country of origin, based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed. Losses and other expenses may be incurred in converting between various currencies in connections with purchases and sales of foreign securities.

         Foreign stock markets are generally not as developed or efficient as those in the U.S. In most foreign markets volume and liquidity are less than in the U.S. and, at times, volatility of price can be greater than that in the U.S. Fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges. There is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the U.S.

         There is also the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, or diplomatic developments which could adversely affect investments, assets or securities transactions of the Fund in some foreign countries. The Fund is not aware of any investment or exchange control regulations which might substantially impair the operations of the Fund as described, although this could change at any time.

         Investing in emerging markets in particular, those countries whose economies and capital markets are not as developed as those of more industrialized nations, carries its own special risks. Among other risks, the economies of such countries may be affected to a greater extent than in other countries by price fluctuations of a single commodity, by severe cyclical climatic conditions, lack of significant history in operating under a market-oriented economy, or by political instability, including risk of expropriation.


         For many foreign securities, there are U.S. dollar-denominated American Depositary Receipts ("ADRs"), which are traded in the U.S. on exchanges or over the counter and are generally sponsored and issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, the Portfolio may avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. The Portfolio may also invest in European Depositary Receipts ("EDRs"), which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets. EDRs are not necessarily denominated in the currency of the underlying security.


         The dividends and interest payable on certain of the Portfolio's foreign securities may be subject to foreign withholding taxes, thus reducing the net amount available for distribution to shareholders. You should understand that the expense ratio of the Portfolio can be expected to be higher than those of investment companies investing only in domestic securities since the costs of operations are higher.

         Writing (Selling) Call and Put Options. A call option on a security, security index or a foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to buy the underlying security, index or foreign currency at the exercise price at any time during the option period. Upon exercise by the purchaser, the writer of a call option on an individual security or foreign currency has the obligation to sell the underlying security or currency at the exercise price. A call option on a securities index is similar to a call option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash. A call option may be terminated by the writer (seller) by entering into a closing purchase transaction in which it purchases an option of the same series as the option previously written.

         A put option on a security, security index, or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index, or foreign currency at the exercise price at any time during the option period.

         Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price. A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.

         The Portfolio may write exchange-traded call options on its securities. Call options may be written on portfolio securities, securities indices, or foreign currencies. With respect to securities and foreign currencies, the Portfolio may write call and put options on an exchange or over-the-counter. Call options on portfolio securities will be covered since the Portfolio will own the underlying securities or other securities that are acceptable for escrow at all times during the option period. Call options on securities indices will be written only to hedge in an economically appropriate way portfolio securities which are not otherwise hedged with options or financial futures contracts and will be "covered" by identifying the specific portfolio securities being hedged. Call options on foreign currencies and put options on securities and foreign currencies will be covered by securities acceptable for escrow. The Portfolio may not write options on more than 50% of its total assets. Management presently intends to cease writing options if and as long as 25% of such total assets are subject to outstanding options contracts or if required under regulations of state securities administrators.

         The Portfolio will write call and put options in order to obtain a return on its investments from the premiums received and will retain the premiums whether or not the options are exercised. Any decline in the market value of portfolio securities or foreign currencies will be offset to the extent of the premiums received (net of transaction costs). If an option is exercised, the premium received on the option will effectively increase the exercise price or reduce the difference between the exercise price and market value.

         During the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price. It retains the risk of loss should the price of the underlying security or foreign currency decline. Writing call options also involves risks relating to the Portfolio's ability to close out options it has written.

         During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price. However, the writer of the put option has retained the opportunity for appreciation above the exercise price should the market price of the underlying security or foreign currency increase. Writing put options also involves risks relating to the Portfolio's ability to close out options it has written.

         Purchasing Call and Put Options, Warrants and Stock Rights. The Portfolio may invest up to an aggregate of 5% of its total assets in exchange-traded or over-the-counter call and put options on securities and securities indices and foreign currencies. Purchases of such options may be made for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies. The Portfolio may invest in call and put options whenever, in the opinion of the Advisor or Subadvisor, a hedging transaction is consistent with its investment objectives. The Portfolio may sell a call option or a put option which it has previously purchased prior to the purchase (in the case of a call) or the sale (in the case of a put) of the underlying security or foreign currency. Any such sale would result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the call or put which is sold. Purchasing a call or put option involves the risk that the Portfolio may lose the premium it paid plus transaction costs.

         Warrants and stock rights are almost identical to call options in their nature, use and effect except that they are issued by the issuer of the underlying security rather than an option writer, and they generally have longer expiration dates than call options. The Portfolio may invest up to 5% of its net assets in warrants and stock rights, but no more than 2% of its net assets in warrants and stock rights not listed on the New York Stock Exchange or the American Stock Exchange.

         Financial Futures and Related Options. The Portfolio may enter into financial futures contracts and related options as a hedge against anticipated changes in the market value of its securities or securities which it intends to purchase or in the exchange rate of foreign currencies. Hedging is the initiation of an offsetting position in the futures market which is intended to minimize the risk associated with a position's underlying securities in the cash market. Investment techniques related to financial futures and options are summarized below and are described more fully in the Statement of Additional Information.

         Financial futures contracts consist of interest rate futures contracts, foreign currency futures contracts and securities index futures contracts. An interest rate futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the interest rate securities called for in the contract at a specified future time and at a specified price. A foreign currency futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the foreign currency called for in the contract at a specified future time and at a specified price. A securities index assigns relative values to the securities included in the index, and the index fluctuates with changes in the market values of the securities so included. A securities index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. An option on a financial futures contract gives the purchaser the right to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

         The Portfolio may purchase and sell financial futures contracts which are traded on a recognized exchange or board of trade and may purchase exchange or board-traded put and call options on financial futures contracts. It will engage in transactions in financial futures contracts and related options only for hedging purposes and not for speculation. In addition, the Portfolio will not purchase or sell any financial futures contract or related option if, immediately thereafter, the sum of the cash or U.S. Treasury bills committed with respect to its existing futures and related options positions and the premiums paid for related options would exceed 5% of the market value of its total assets. At the time of purchase of a futures contract or a call option on a futures contract, an amount of cash, U.S. Government securities or other appropriate high-grade debt obligations equal to the market value of the futures contract minus the Portfolio's initial margin deposit with respect thereto, will be deposited in a segregated account with the Fund's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged. The extent to which the Portfolio may enter into financial futures contracts and related options may also be limited by requirements of the Internal Revenue Code of 1986 for qualification as a regulated investment company.

         Engaging  in   transactions   in  financial   futures   contracts
involves certain risks, such as the possibility of an imperfect correlation between futures market prices and cash market prices and the possibility that the Advisor or Subadvisor could be incorrect in its expectations as to the direction or extent of various interest rate movements or foreign currency exchange rates, in which case the Portfolio's return might have been greater had hedging not taken place. There is also the risk that a liquid secondary market may not exist. The risk in purchasing an option on a financial futures contract is that the Portfolio will lose the premium it paid. Also, there may be circumstances when the purchase of an option on a financial futures contract would result in a loss to the Portfolio while the purchase or sale of the contract would not have resulted in a loss.

Foreign Currency Transactions

         The value of the Portfolio's assets as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Portfolio may incur costs in connection with conversions between various currencies. The Portfolio will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

         When the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the United States dollar cost or proceeds, as the case may be. By entering into a forward contract in United States dollars for the purchase or sale of the amount of foreign currency involved in the underlying security transaction, the Portfolio is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the United States dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships. The Portfolio may also hedge its foreign currency exchange rate risk by engaging in currency financial futures and options transactions.

         When the Advisor or the Subadvisor believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Portfolio's portfolio securities denominated in such foreign currency. The forecasting of short-term currency market movement is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

         It is impossible to forecast with precision the market values of portfolio securities at the expiration of a contract. Accordingly, it may be necessary for the Portfolio to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

         If the Portfolio retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, it would realize gains to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio would suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. The Portfolio may have to convert its holdings of foreign currencies into United States dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

Additional Nonfundamental Investment Policies

         CRI  Global  has   adopted   the   following   operating   (i.e.,
nonfundamental) investment policies which may be changed by the Board of Directors without shareholder approval:

         The Portfolio may not purchase illiquid securities if more than 15% of the value of its net assets would be invested in such securities. Further, the Portfolio may not acquire private placement investments until the value of its assets exceeds $20 million.

         For further information on the Portfolio's investment policies and restrictions, as well as a description of the types of securities that may be purchased, see the Statement of Additional Information.

Additional Risk Factors

Interest Rate Risk
         All fixed income instruments are subject to interest-rate risk: that is, if market interest rates rise, the current principal value of a bond will decline. In general, the longer the maturity of the bond, the greater the decline in value will be.


Noninvestment-Grade Securities
         Noninvestment-grade securities tend to be less sensitive to interest rate changes than higher-rated investments, but are more sensitive to adverse economic changes and individual corporate developments. This may affect the issuer's ability to make principal and interest payments on the debt obligation. There is also a greater risk of price declines due to changes in the issuer's creditworthiness. Because the market for lower-rated securities may be less active ("thinner") than for higher-rated securities, it may be difficult for the Portfolio to sell the securities. Because of a lack of objective data, a thinly-traded market may make it difficult to value the securities, so that the Board of Directors may have to exercise its judgment in assigning a value. See the Appendix in the Statement of Additional Information for more information on bond ratings.


                            INVESTMENT SCREENS

         The Portfolio carefully reviews a company's policies and behavior in the following social issues: environment, nuclear energy, weapons systems, health care, human rights, and alcohol/tobacco. The Portfolio currently observes the following operating policies which may be changed by the Portfolio's Board of Directors without shareholder approval: (1) the Portfolio actively seeks to invest in companies that achieve excellence in both financial return and environmental soundness, selecting issuers that take positive steps toward preserving our environment and avoiding companies with poor environmental records; (2) the Portfolio will not invest in issuers primarily engaged in the manufacture of weapons systems, the production of nuclear energy, or the manufacture of equipment to produce nuclear energy; and (3) the
Portfolio actively seeks to invest in companies whose products or services improve the quality of or access to health care, including public health and preventative medicine.

         The Portfolio believes that there are long-term benefits inherent in an investment philosophy that demonstrates concern for the environment, human rights, economic priorities, and international relations. Those enterprises which exhibit a social awareness measured in terms of the above attributes and considerations should be better prepared to meet future societal needs for goods and services. By responding to social concerns, these enterprises should not only avoid the liability that may be incurred when a product or services is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society. These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to provide a positive return to both investors and society as a whole.

                       THE FUND AND ITS MANAGEMENT

         Acacia Capital Corporation (the "Fund"), a Maryland corporation, is an open-end investment company, which was incorporated under the laws of the State of Maryland on September 27, 1982. The Board of Directors supervises the business affairs and investments of the Fund, which are managed on a daily basis by the Fund's Investment Advisor. The Fund has several investment Portfolios, each issuing one class of stock. The shares of the Fund currently are sold only to insurance companies (collectively, the "Insurance Companies") for allocation to their separate accounts (collectively, the "Variable
Accounts") to fund the benefits under certain variable annuity and variable life insurance policies (collectively, the "Policies") issued by such companies. Accordingly, the interest of a policy owner in the shares is subject to the terms of the particular annuity or life insurance policy and is described in the attached prospectus for one of the Policies, which should be reviewed carefully by a person considering the purchase of a Policy. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a policy owner which are described in the Policies. Policy owners should consider that the investment return experience of the Portfolio will affect the value of the policy and the amount of annuity payments or life insurance benefits received under a policy. See the attached prospectus(es) for the Policies for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under a policy.

Investment Advisor and Subadvisor


         Calvert Asset Management Company, Inc. ("the Advisor"), located at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, is the Investment Advisor to all of the Fund's Portfolios. It is a wholly-owned subsidiary of Calvert Group, Ltd., which is in turn an indirect wholly-owned subsidiary of Acacia Mutual Life Insurance Company. As of December 31, 1996, Calvert Group, Ltd. had assets under management and administration in excess of $5.2 billion. Pursuant to its investment advisory agreement with the Fund, the Investment Advisor manages the investment and reinvestment of the assets of each Portfolio and is responsible for the overall management of the business affairs of each Portfolio, subject to the direction and authority of the Fund's Board of Directors. The Advisor has retained an investment subadvisor ("Subadvisor") for CRI Global. The Advisor will continuously monitor and evaluate the performance and investment style of the Subadvisor.


         The Subadvisor to CRI Global is Murray Johnstone International, Ltd. of Glasgow, Scotland, which has its principal U.S. office in
Chicago, Illinois, and is a wholly-owned subsidiary of United Asset Management Company. Murray Johnstone manages the investment and reinvestment of the assets of CRI Global, although the Advisor may manage part of CRI Global's cash reserves required for liquidity purposes. Andrew Preston, CRI Global Portfolio Manager, studied at
Melbourne University in Australia and Ritsumeikan University in Japan prior to working for the Australian Department of Foreign Affairs. He joined Murray Johnstone in 1985 as an analyst in the U.K. and U.S. departments, became Fund Manager in the Japanese Department, and played a prominent role in the establishment and operation of Yamaichi-Murray Johnstone.

Advisory Fee


         For its services, the Advisor receives a fee based on a percentage of the average daily net assets of the Portfolio. For 1996, the Advisor received a fee of 1.00% of net assets of CRI Global, and from this paid a fee of 0.45% of the net assets of CRI Global to Murray Johnstone International, Ltd. as a subadvisory fee.

         Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by CRI Global to provide certain administrative services necessary to the conduct of their affairs, including the preparation of regulatory filings and shareholder reports, the daily determination of net asset value per share and dividends, and the maintenance of portfolio and general accounting records. For providing such services, CASC is entitled to receive a fee from the Portfolio of 0.10% of net assets per year with a minimum fee of $40,000 for CRI Global. During 1996, CASC received a fee of 0.10%.


Expenses


         The Portfolio's expenses, which are accrued daily, include: the fee of the Investment Advisor; costs of executing portfolio transactions; pricing costs; interest; taxes; custodian and transfer agent fees; legal and auditing fees; bookkeeping and dividend disbursing expenses; and certain other expenses relating to the Portfolio's operations. Certain expenses are paid by the particular Portfolio that incurs them, while other expenses are allocated among each Portfolio on the basis of their relative size (based on net assets), or as designated by the Board of Directors, as appropriate. Expenses constituted 1.59% of the average net assets of the Portfolio for 1996, including fees paid indirectly, and 1.18% net of fees paid indirectly and reimbursements.


Capital Stock


         The Fund issues separate stock for each of its Portfolios. Shares of each of the Portfolios have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations. No Portfolio has preference over another Portfolio. When issued, shares are fully paid and nonassessable and do not have preemptive or conversion rights or cumulative voting rights. The Insurance Companies and the Fund's shareholders will vote Fund shares allocated to registered separate accounts in accordance with instructions received from policyholders. Providian Life and Health Insurance Company owns more than 25% of the outstanding stock of the Portfolio. Under certain circumstances, which are described in the accompanying prospectus of the variable life or annuity policy, the voting instructions received from variable life or annuity policyholders may be disregarded.


                    PURCHASE AND REDEMPTION OF SHARES

         The Fund offers its shares, without sales charge, only for purchase by various Insurance Companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of the Portfolio next determined after the Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the net asset value per share. Initial and subsequent payments allocated to a Portfolio are subject to the limits applicable in the Policies issued by the Insurance Companies.

         It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Fund, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable
annuity  or  variable  life  insurance   policyholders  of  any  Insurance
Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflict between such policyholders and to determine what action, if any, should be taken in response to the problem.

         The Insurance Companies redeem shares of the Fund to make benefit and surrender payments under the terms of their Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are made at the Portfolio's net asset value next determined after the appropriate Insurance Company receives a surrender request in acceptable form.

         Payment for redeemed shares will be made promptly, and in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the Investment Company Act of 1940. The amount received on redemption of the shares of the Portfolio may be more or less than the amount paid for the shares, depending on the fluctuations in the market value of the assets owned by the Portfolio. The Fund redeems all full and fractional shares of the Portfolio for cash.

         The net asset value of the shares of the Portfolio is determined once daily as of the close of business of the New York Stock Exchange, on days when the Exchange is open for business, or for any other day when there is a sufficient degree of trading in the investments of the Portfolio to affect materially its net asset value per share (except on days when no orders to purchase or redeem shares of the Portfolio have been received). The net asset value is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities and expenses, and dividing by the number of outstanding shares of the Portfolio.

         Except for money market instruments maturing in 60 days or less, securities held by the Portfolio are valued at market value if market quotations are readily available. Otherwise, securities are valued  at  fair  value  as  determined  in good  faith  by the  Board  of
Directors,  although  the  actual  calculations  may be  made  by  persons acting pursuant to the direction of the Board. All money market instruments with a remaining maturity of 60 days or less held by any Portfolio, are valued on an amortized cost basis.

                       DIVIDENDS AND DISTRIBUTIONS

         It is the Portfolio's intention to distribute substantially all of the net investment income, if any. The net investment income consists of all payments of dividends or interest received by the Portfolio less estimated expenses, including the investment advisory fee. All net realized capital gains, if any, are declared and distributed periodically, at least annually. All dividends and distributions are reinvested in additional shares of the Portfolio at net asset value.

                         TOTAL RETURN INFORMATION

Total Return and Other Quotations


         CRI Global may advertise ''total return." Total return refers to the total change in value of an investment in the Portfolio over a specified period. Total return shows its overall change in value, including changes in share price and assuming all of the Portfolio's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Portfolio's performance over a stated period of time. An average annual total return reflects the hypothetical annual compounded return that would have produced the same cumulative total return if the Portfolio's performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the Portfolio's returns, you should recognize that they are not the same as actual year-by-year results. The total return of a Portfolio generally does not include the effect of paying the charges and expenses on the particular insurance policy or annuity contract for which the Portfolio serves as the investment vehicle.


                                  TAXES

         As a "regulated investment company" under the Internal Revenue Code of 1986, as amended, the Fund is not subject to federal income or excise tax to the extent that it distributes its net investment income and net capital gains. Each Portfolio is treated as a separate entity for federal income tax purposes. Since the sole shareholders of the Fund are Insurance Companies, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

                  TRANSFER AND DIVIDEND DISBURSING AGENT


         Calvert  Shareholder  Services,  Inc.,  4550  Montgomery  Avenue,
Suite  1000N,  Bethesda,   Maryland  20814,  is  the  transfer  agent  and
dividend disbursing agent.

PROSPECTUS - APRIL 30, 1997

                        ACACIA CAPITAL CORPORATION
       CALVERT RESPONSIBLY INVESTED CAPITAL ACCUMULATION PORTFOLIO 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814
                                (800)368-2748



         Calvert Responsibly Invested Capital Accumulation Portfolio (the "Portfolio") seeks long-term capital appreciation by investing primarily in a nondiversified portfolio of the equity securities of small- to medium-sized companies. It is a portfolio of Acacia Capital Corporation (the "Fund"), an open-end management investment company. Of course, there can be no assurance that the Portfolio will be successful in meeting its investment objective.

         This Prospectus sets forth basic information about the Portfolio that a prospective investor should know before investing and should be read and retained for future reference. A Statement of
Additional Information, dated April 30, 1997, and incorporated by reference into this Prospectus, has been filed with the Securities and Exchange Commission and may be obtained free of charge by writing or calling the Fund at the address or telephone number listed above. Shares of the Portfolio are offered only to insurance companies for allocation to certain of their variable separate accounts.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE UNITED STATES SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS ANY FEDERAL OR STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


                            TABLE OF CONTENTS



                                                    Page


Financial Highlights                                2
Investment Objective and Policies                   5
Investment Screens                                  7
The Fund and Its Management                         7
Purchase and Redemption of Shares                   9
Dividends and Distributions                         10
Total Return Information                            10
Taxes                                               10
Transfer and Dividend Disbursing Agent              11

                           FINANCIAL HIGHLIGHTS

The following table provides information about the Portfolio's financial history. It expresses the information in terms of a single share outstanding throughout each period. The table has been audited by those independent accountants whose report is included in the Portfolio's Annual Report to Shareholders, for each of the respective periods presented. The table should be read in conjunction with the financial statements and their related notes. The Annual Report to Shareholders is incorporated by reference into the Statement of Additional Information.



                                                       Year Ended December 31,
                                                        1996              1995

Net asset value, beginning                   $         22.42       $      16.97
Income from investment operations
     Net investment income                             (.12)              (.15)
     Net realized and unrealized gain (loss)            1.79              6.85
         Total from investment operations               1.67              6.70

Distributions from
     Net investment income                                --              (.01)
     Net realized gains                                (.04)              (1.24)
         Total distributions                           (.04)              (1.25)
Total increase (decrease) in net asset value            1.63               5.45
Net asset value, ending                      $         24.05       $       22.42

Total return                                           7.44%              39.46%

Ratio to average net assets:
     Net investment income                            (.60%)              (.84%)
     Total expenses<F1>                                1.33%              1.56%
     Net expenses                                      1.00%              1.25%
     Expenses reimbursed                                  --               .10%

Portfolio turnover**                                    124%                135%

Average commission rate paid                 $         .0563       $        --

Net assets, ending (in thousands)            $        19,904       $      8,935

Number of shares outstanding, ending (in
     thousands)                                         828                 398

<F1>Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.



                                                       Year Ended December 31,
                                                     1994                  1993


Net asset value, beginning                   $         18.95       $      17.87
Income from investment operations
     Net investment income                               .10                .08
     Net realized and unrealized gain (loss)          (1.98)               1.27
         Total from investment operations             (1.88)               1.35

Distributions from
     Net investment income                             (.10)               (.08)
     Net realized gains                                   --               (.19)
         Total distributions                           (.10)               (.27)

Total increase (decrease) in net asset value         (1.98)                1.08

Net asset value, ending                      $         16.97       $      18.95

Total return                                         (9.92)%               7.56%

Ratio to average net assets:
     Net investment income                              .68%                .66%
     Total expenses<F2>                                   --                 --
     Net expenses                                       .79%                .80%
     Expenses reimbursed                                  --                 --

Portfolio turnover                                       79%                 26%

Average commission rate paid                 $            --       $        --

Net assets, ending (in thousands)            $         5,689       $      4,986

Number of shares outstanding, ending (in
     thousands)                                          335                263

<F2> Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


                                                                 From Inception
                                                  Year Ended      July 16, 1991
                                                 December 31,   through Dec. 31,
                                                     1992               1991


Net asset value, beginning                   $         15.82       $      15.00
Income from investment operations
     Net investment income                               .09                .26
     Net realized and unrealized gain (loss)            2.09                .82
         Total from investment operations               2.18               1.08

Distributions from
     Net investment income                             (.09)               (.26)
     Net realized gains                                (.04)                 --
         Total distributions                           (.13)               (.26)

Total increase (decrease) in net asset value            2.05                .82

Net asset value, ending                      $         17.87       $      15.82

Total return                                          13.73%               7.25%

Ratio to average net assets:
     Net investment income                             1.19%             .84%(a)
     Total expenses<F3>                                   --                 --
     Net expenses                                       .39%                 --
     Expenses reimbursed                                .87%            4.23%(a)

Portfolio turnover                                        2%                  5%

Average commission rate paid                 $            --       $         --

Net assets, ending (in thousands)            $           870       $        268

Number of shares outstanding, ending (in
     thousands)                                          49                  17

(a) Annualized
** Portfolio turnover excludes transactions in connection with the February 1996 merger of CRI Equity Portfolio.

<F3> Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


                    INVESTMENT OBJECTIVE AND POLICIES

         CRI CAPITAL ACCUMULATION seeks to provide long-term capital appreciation by investing primarily in a nondiversified portfolio of the equity securities of small- to mid-sized companies that are undervalued but demonstrate a potential for growth. The Portfolio will rely on its proprietary research to identify stocks that may have been overlooked by analysts, investors, and the media, and which generally have a market value between $100 million and $5 billion, but which may be larger or smaller as deemed appropriate. Investments may also include, but are not limited to, preferred stocks, foreign securities, convertible securities, bonds, notes and other debt securities. The Portfolio may use certain futures and options, invest in repurchase agreements, and lend its portfolio securities. The Portfolio will take reasonable risks in seeking to achieve its investment objective. There is, of course, no assurance that the Portfolio will be successful in meeting its objective since there is risk involved in the ownership of all equity securities. The Portfolio's investment objective is not fundamental and may be changed without shareholder approval. The Portfolio will notify shareholders at least thirty days in advance of a change in the investment objective of the Portfolio so that shareholders may determine whether the Portfolio's goals continue to meet their own.


         The Portfolio will use the services of one or more investment subadvisors as portfolio managers in selecting companies in which to invest. The portfolio managers will select investments by examining such factors as company growth prospects, industry economic outlook, new product development, management, security value, risk, and financial characteristics.

         The securities of small-cap issuers tend to be less actively traded than the securities of larger issuers, may trade in a more limited volume, and may change in value more abruptly than securities of larger companies. Information concerning these securities may not be readily available so that the companies may be less actively followed by stock analysts. Small-cap issuers do not usually participate in market rallies to the same extent as more widely-known securities, and they tend to have a relatively higher percentage of insider ownership. There is no limit on the percentage of assets that may be invested in small-cap issuers.


         Under normal market conditions the Portfolio strives to be fully invested in securities. However, for temporary defensive purposes -- which may include a lack of adequate purchase candidates or an unfavorable market environment -- the Portfolio may invest up to 100% of its assets in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements.


         Although the Portfolio invests primarily in equity securities, it may invest in debt securities. These debt securities may consist of investment-grade and noninvestment-grade obligations. Investment-grade obligations are those which, at the date of investment, are rated within the four highest grades established by Moody's Investors Services, Inc. (Aaa, Aa, A, or Baa) or by Standard and Poor's Corporation (AAA, AA, A, or BBB). Noninvestment-grade securities are those rated below Baa or BBB, or unrated obligations that the investment subadvisor has determined are not investment-grade; such securities are speculative, and the Portfolio currently intends to limit such investments to 5% of its assets. The Portfolio will not buy debt securities rated lower than
C. See "Additional Risk Factors - Non-Investment Grade Securities."


         CRI  Capital  Accumulation  may,  in  pursuit  of its  investment objectives, purchase put and call options and engage in the writing of covered call options and secured put options on securities of issuers that meet the Portfolio's social criteria, and employ a variety of other investment techniques, including the purchase and sale of market index futures contracts, financial futures contracts and options on such futures. Investing in options may involve a greater degree of risk than those inherent in more conservative investment approaches. The Portfolio will engage in futures contracts and related options only to protect against market declines. The Portfolio will not engage in such transactions for speculation or leverage. It is an operating policy of the Fund that no Portfolio may invest in options and futures contracts if as a result more than 5% of its assets would be so invested.

         The  Portfolio  may  invest up to 25% of its  assets  in  foreign
securities.   There  are  substantial  and  different  risks  involved  in investing in foreign securities. You should consider these risks carefully. For example, there is generally less publicly available information about foreign companies than is available about companies in the U.S. Foreign companies are generally not subject to uniform audit and financial reporting standards, practices, and requirements comparable to those in the U.S.

         For many foreign securities, there are U.S. dollar-denominated American Depositary Receipts ("ADRs"), which are traded in the U.S. on exchanges or over the counter and are generally sponsored and issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, the Portfolio may avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. The Portfolio may also invest in European Depositary Receipts ("EDRs"), which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets. EDRs are not necessarily denominated in the currency of the underlying security.

         The dividends and interest payable on certain of the Portfolio's foreign securities may be subject to foreign withholding taxes, thus reducing the net amount available for distribution to the Portfolio's shareholders. You should understand that the expense ratio of the Portfolio can be expected to be higher than those of investment companies investing only in domestic securities since the costs of operations are higher.


         Repurchase agreements are arrangements under which the Portfolio buys securities and the seller simultaneously agrees to repurchase the securities at a specified time and price. The Portfolio may engage in repurchase agreements to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. In order to minimize the risk of investing in repurchase agreements, the Portfolio may engage in such transactions only with recognized securities dealers and banks and in all instances holds underlying securities with a value equal to the total repurchase price the dealer or bank has agreed to pay. Repurchase agreements are always for periods of less than one year, and are considered illiquid if not terminable within seven days.


         The Portfolio may lend its portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more, provided the value of the securities loaned from the Portfolio will not exceed 10% of the Portfolio's assets. Any such loans must be secured continuously in the form of cash or cash equivalents such as U.S. Treasury bills; the amount of the collateral must on a current basis equal or exceed the market value of the loaned securities, and the Portfolio must be able to terminate such loans upon notice at any time. The Portfolio will exercise its right to terminate a securities loan in order to preserve its right to vote on matters of importance affecting holders of the securities.

         The advantage of such loans is that the Portfolio continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Portfolio's investment objective, policies and restrictions.

         Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possible loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, the Portfolio will make loans of its portfolio securities only to those firms the Advisor deems creditworthy and only on such terms the Advisor believes should compensate for such risk. On termination of the loan the borrower is obligated to return the securities to the Portfolio. The Portfolio will realize any gain or loss in the market value of the securities during the loan period. The Portfolio may pay reasonable custodial fees in connection with the loan.


         The Portfolio seeks to achieve its stated objectives by following the investment policies established for that purpose. The investment returns and degrees of market and financial risk depend on the types of investments the Portfolio undertakes to make as established by its policies. Policies that are designated fundamental may not be changed without the approval of the holders of a majority of the outstanding shares of each portfolio affected by the proposed change. As a Policyholder, you may be given an opportunity to indicate how you believe the Insurance Company should vote the shares underlying your Policy.


Additional Risk Factors

Nondiversified Portfolio
         There may be risks associated with the Portfolio being nondiversified. Specifically, since a relatively high percentage of the assets of the Portfolio may be invested in the obligations of a limited number of issuers, the value of the shares of a nondiversified Portfolio may be more susceptible to any single economic, political or regulatory event than the shares of a diversified Portfolio would be.

Interest Rate Risk
         All fixed income instruments are subject to interest-rate risk: that is, if market interest rates rise, the current principal value of a bond will decline. In general, the longer the maturity of the bond, the greater the decline in value will be.

Noninvestment-Grade Securities
         Noninvestment-grade securities tend to be less sensitive to interest rate changes than higher-rated investments, but are more sensitive to adverse economic changes and individual corporate developments. This may affect the issuer's ability to make principal and interest payments on the debt obligation. There is also a greater risk of price declines due to changes in the issuer's creditworthiness. Because the market for lower-rated securities may be less active ("thinner") than for higher-rated securities, it may be difficult for the Portfolio to sell the securities. Because of a lack of objective data, a thinly-traded market may make it difficult to value the securities, so that the Board of Directors may have to exercise its judgment in assigning a value. See the Appendix in the Statement of Additional Information for more information on bond ratings.

                            INVESTMENT SCREENS

         Once securities are determined to fall within the investment objective of the Portfolio and are deemed financially viable investments, they are screened according to the social criteria described below. These social screens are applied to potential investment candidates by the Advisor in consultation with the Subadvisors.

         The following criteria may be changed by the Portfolio's Board of Directors without shareholder approval:

(1) The Portfolio avoids investing in companies that, in the Advisor's opinion, have significant or historical patterns of violating environmental regulations, or otherwise have an egregious environmental record. Additionally, the Portfolio will avoid investing in nuclear power plant operators and owners, or manufacturers of key components in the nuclear power process.

(2) The Portfolio will not invest in companies that are significantly engaged in weapons production. This includes weapons systems contractors and major nuclear weapons systems contractors.

(3) The Portfolio will not invest in companies that, in the Advisor's opinion, have significant or historical patterns of discrimination against employees on the basis of race, gender, religion, age, disability or sexual orientation, or that have major labor-management disputes.

(4) The Portfolio will not invest in companies that are significantly involved in the manufacture of tobacco or alcohol products. The Portfolio will not invest in companies that make products or offer services that, under proper use, in the Advisor's opinion, are considered harmful.

         The Advisor will seek to review companies' overseas operations consistent with the social criteria stated above. While the Portfolio may invest in companies that exhibit positive social characteristics, it makes no explicit claims to seek out companies with such practices.

                       THE FUND AND ITS MANAGEMENT

         Acacia Capital Corporation (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund was incorporated under the laws of the State of Maryland on September 27, 1982. Capital Accumulation (formerly known as Calvert-Ariel Appreciation II) is one of the Fund's portfolios, and is designed to provide opportunities for investing in enterprises that make a significant contribution to society through their products and services and through the way they do business. Shares of the Portfolio are sold only to insurance companies (collectively, the "Insurance Companies") for allocation to their separate accounts to fund the benefits under certain variable annuity and variable life insurance policies (collectively, the "Policies").

         Shares of the Portfolio may only be sold to Insurance Companies for their separate accounts, and not to individual investors. As such, the "shareholders" referred to in this prospectus are the Insurance Companies. The Insurance Companies' prospectuses explain the relationship between changes in the net asset value of the Portfolio's shares and the benefits provided under a policy. The prospectuses also detail your interests as a policyholder in the shares of the separate account and your ability to determine the type of investment underlying the Policy. You should carefully review the appropriate prospectus when you consider buying a Policy.

         The Fund has several other portfolios or series, which are sold to other insurance companies to fund the benefits under certain variable annuity and variable life insurance policies issued by the insurance companies. The Board of Directors supervises the business affairs and investments of the Portfolio, which is managed on a daily basis by the Investment Advisor.

Investment Advisor


         Calvert Asset Management Company, Inc. (the "Advisor"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, is the
Investment  Advisor  to  all  of  the  Portfolios.  It  is a  wholly-owned subsidiary of Calvert Group, Ltd., which is in turn an indirect wholly-owned subsidiary of Acacia Mutual Life Insurance Company. As of December 31, 1996, Calvert Group, Ltd. had assets under management and administration in excess of $5.2 billion. Pursuant to its investment advisory agreement with the Fund, the Investment Advisor manages the investment and reinvestment of the assets of each Portfolio and is responsible for the overall management of the business affairs of each Portfolio, subject to the direction and authority of the Fund's Board of Directors.


Subadvisors



         The Portfolio is managed by Brown Capital Management, Inc., a subadvisor, and from time to time, may also be managed by one or more of the other subadvisors in the pre-approved pool. The Subadvisors are listed below, the asterisks indicating those comprising the current portfolio management team.


Subadvisor                                  Ownership


*Brown Capital                              African American
Apodaca Investment Group, Inc.              Hispanic American
Fortaleza Asset Management                  Hispanic/Women
New Amsterdam                               Women
Sturdivant                                  African American

The Advisor will select which Subadvisors will manage the Portfolio's assets at any given time and the allocation of assets among the managers. The Advisor has retained a consultant, Progress Investment Management Company, to aid it in making these determinations. Progress is a California state-certified minority business enterprise, registered as an investment advisor with the Securities and Exchange Commission, that evaluates and monitors emerging minority/women-owned investment management firms. Each firm has selected a performance index against which it will be measured with respect to payment of a performance fee, as explained in the next section.

Brown Capital Management, Inc.: Brown Capital Management, Inc. of Baltimore, Maryland believes that capital can be enhanced in times of opportunity and preserved in times of adversity without timing the market. The firm uses a bottom-up approach that incorporates growth-adjusted price earnings. Stocks purchased are generally undervalued and have momentum, have EPS growth rates greater than the market, are more profitable than the market, and have relatively low price-earnings ratios. Its performance index is a blend: 60% Russell 1000 Growth and 40% Russell 2000.

         Mr. Brown is founder and President of Brown Capital Management. He has over 22 years of investment experience, having served as a Vice President and Portfolio Manager for 10 years at T. Rowe Price Associates immediately prior to starting his own firm. Mr. Brown holds an M.S. in Business Administration from the Indiana University School of Business. Additionally, he is a professionally-designated Chartered Financial Analyst ("CFA") and Chartered Investment Counselor.

         Mr. Oppenheim has had 25 years' investment experience for institutions, including the State of Maryland, T. Rowe Price Associates, Inc., the National Rural Electric Pension and Brown Capital Management. He holds a B.S. in Economics and Juris Doctor from the University of Wisconsin, and is a CFA.

         Mr. Hall has over 30 years' investment experience including 18 years with T. Rowe Price Associates, Inc., seven years with Emerging Growth Partners, Inc., and four years with The Investment Center, prior to joining Brown Capital Management. Mr. Hall is a former Trustee of the Peabody Institute of Johns Hopkins University.

         For information on the other subadvisors, see the Statement of Additional Information.



Advisory Fee


         For fiscal year 1996, the Advisor received from the Portfolio a base fee of 0.80% of the average daily net assets of the Portfolio. From this base fee, the Advisor pays the Subadvisors a base fee of 0.25% of average net assets. In addition, under the circumstances described below, the Advisor and the Subadvisors may earn (or have their fees reduced by) performance fee adjustments based on the extent to which performance of the Portfolio exceeds or trails the index against which it is measured. The performance fee adjustment began February 1997. The specific adjustments are as follows, and are calculated monthly:


CRI Capital Accumulation: Advisor's Performance Fee Adjustment

         Performance versus the             Performance Fee
         S&P 400 Mid-Cap Index              Adjustment

         10% to less than 25%               0.01%
         25% to less than 40%               0.03%
         40% or more                        0.05%

CRI Capital Accumulation: Subadvisor's Performance Fee Adjustment

         Performance versus                 Performance Fee
         the Index                          Adjustment

         10% to less than 25%               0.02%
         25% to less than 40%               0.05%
         40% or more                        0.10%

Payment of an upward performance fee adjustment will be from the Portfolio to the Advisor, and the Advisor will pass on the appropriate amount to the Subadvisor; fees adjusted downward from the base fee as a result of under-performance will be retained by the Portfolio. Payment of an upward performance adjustment will be conditioned on: (1) the performance of the Portfolio as a whole having exceeded the S&P 400 Mid-Cap Index; and (2) payment of the performance adjustment not causing the Portfolio's performance to fall below the S&P 400 Mid-Cap Index.

         Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by the Portfolio to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports, the daily determination of net asset value per share and dividends, and the maintenance of portfolio and general accounting records. For providing such services, CASC is entitled to receive a fee from the Portfolio of 0.10% of net assets per year.

Expenses


         The Advisor provides the Fund with investment supervision and management; certain administrative services and office space; furnishes executive and other personnel to the Fund; and pays the salaries and fees of all Directors who are affiliated persons of the Advisor. The Advisor may also assume and pay certain advertising and promotional expenses of the Funds and reserves the right to compensate broker-dealers in return for their promotional or administrative services. The Fund pays all other operating expenses, including the fee of the Investment Advisor; costs of executing portfolio transactions; pricing costs; interest; taxes; custodian and transfer agent fees; legal and auditing fees; bookkeeping and dividend disbursing expenses; and certain other expenses relating to operations. Certain expenses are paid by the Portfolio, while other expenses are allocated among the various portfolios of the Fund on the basis of their relative size (based on net assets), or as designated by the Board of Directors, as appropriate.
Expenses constituted 1.33% of the average net assets of the Portfolio for 1996, including fees paid indirectly, and 1.00% net of fees paid indirectly.


Capital Stock


         The Fund issues separate shares of stock for each of its Portfolios. Shares of each of the series have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations. No series has preference over another series. When issued, shares are fully paid and nonassessable and do not have preemptive or conversion rights or cumulative voting rights. The Insurance Companies will vote Portfolio shares allocated to registered separate accounts in accordance with instructions received from policyholders. Shares for which the Portfolio does not receive voting instructions will be voted in proportion to shares for which it has already received votes. Providian Life and Health Insurance Company owns more than 25% of the outstanding stock of the Portfolio. Under certain circumstances, which are described in the accompanying prospectus of the variable life or annuity policy, the voting instructions received from variable life or annuity policyholders may be disregarded.


                    PURCHASE AND REDEMPTION OF SHARES

         The Portfolio offers its shares, without sales charge, only for purchase by various Insurance Companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of the Portfolio next determined after the Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the net asset value per share. Initial and subsequent payments allocated to the Portfolio are subject to the limits applicable in the Policies issued by the Insurance Companies.

         It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Portfolio, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance policyholders of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflict between such policyholders and to determine what action, if any, should be taken in response to the problem.

         The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of their Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are made at the Portfolio's net asset value next determined after the appropriate Insurance Company receives a surrender request in acceptable form.

         Payment for redeemed shares will be made promptly, and in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the Investment Company Act of 1940. The amount received on redemption of the shares of the Portfolio may be more or less than the amount paid for the shares, depending on the fluctuations in the market value of the assets owned by the Portfolio. The Fund redeems all full and fractional shares of the Portfolio for cash.

         The net asset value of the shares of the Portfolio is determined once daily as of the close of business of the New York Stock Exchange, on days when the Exchange is open for business, or for any other day when there is a sufficient degree of trading in the investments of the Portfolio to affect materially its net asset value per share (except on days when no orders to purchase or redeem shares of the Portfolio have been received). The net asset value is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities and expenses, and dividing by the number of outstanding shares of the Portfolio.

         Except for money market instruments maturing in 60 days or less, securities held by the Portfolio are valued at their market value if market quotations are readily available. Otherwise, securities are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board.

                       DIVIDENDS AND DISTRIBUTIONS

         It is the Fund's intention to distribute substantially all of the net investment income, if any, of the Portfolio. The net investment income consists of all payments of dividends or interest received by the Portfolio less estimated expenses, including the investment advisory fee. All net realized capital gains, if any, are declared and distributed periodically, at least annually. All dividends and distributions are reinvested in additional shares of the Portfolio at net asset value.

                         TOTAL RETURN INFORMATION


         The Portfolio may advertise "total return." Total return refers to the total change in value of an investment in the Portfolio over a specified period. It includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. Total return shows the Portfolio's overall change in value, including changes in share price and assuming all of the Portfolio's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Portfolio's performance over a stated period of time. An average annual total return reflects the hypothetical annual compounded return that would have produced the same cumulative total return if the Portfolio's performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the Portfolio's returns, you should recognize that they are not the same as actual year-by-year results. The total return of the Portfolio does not include the effect of paying the charges and expenses on the particular insurance policy or annuity contract for which the Portfolio serves as the investment vehicle.


                                  TAXES

         As a "regulated investment company" under the Internal Revenue Code of 1986, as amended, the Fund is not subject to federal income or excise tax to the extent that it distributes its net investment income and net capital gains. The Portfolio is treated as a separate entity for federal income tax purposes. Since the sole shareholders of the Fund are Insurance Companies, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

                  TRANSFER AND DIVIDEND DISBURSING AGENT


         Calvert Shareholder Services, Inc., 4550 Montgomery Avenue, Bethesda, Maryland 20814, is the Fund's transfer agent and dividend disbursing agent.

PROSPECTUS -- April 30, 1997


                        ACACIA CAPITAL CORPORATION
           CALVERT RESPONSIBLY INVESTED MONEY MARKET PORTFOLIO
     4550 Montgomery Avenue, Bethesda, Maryland 20814 (800) 368-2748

         The Calvert Responsibly Invested Money Market Portfolio (the "Portfolio" or "CRI Money Market") is a series of Acacia Capital
Corporation (the "Fund"), an open-end management investment company whose investment advisor is Calvert Asset Management Company, Inc. (the "Investment Advisor").

         The Portfolio invests in money market instruments, including repurchase agreements with banks and brokers secured by money market instruments, and seeks to maintain a constant net asset value of $1.00 per share. An investment in the Portfolio is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. See "Investment Objective and Policies."


         This Prospectus sets forth the information that a prospective policyholder should know before directing investment in the Portfolio and it should be read and kept for future reference. A Statement of Additional Information dated April 30, 1997, which contains further information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling the Fund at the number above, or by writing the Fund at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.


         Shares of the Fund are offered only to insurance companies for allocation to certain of their variable separate accounts.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY.

                            TABLE OF CONTENTS



                                            Page
Financial Highlights                         2
Investment Objective and Policies            4
Investment Screens                           5
The Fund and Its Management                  6
Purchase and Redemption of Shares            7
Dividends and Distributions                  7
Yield Information                            7
Taxes                                        7
Transfer and Dividend Disbursing Agent       8

                           FINANCIAL HIGHLIGHTS

         The following table provides information about the Portfolio's financial history. It expresses the information in terms of a single share outstanding throughout each period. The table has been audited by those  independent  accountants  whose  reports are included in the Fund's
Annual Report to Shareholders, for each of the respective periods presented. The table should be read in conjunction with the financial
statements  and  their  related  notes.   The  current  Annual  Report  to
Shareholders is incorporated by reference into the Statement of Additional Information.



                                                       Year Ended December 31,
                                                       1996             1995

Net asset value, beginning                   $         1.000     $         1.000

Income from investment operations
     Net investment income                              .048                .055
     Net realized gain (loss)                             --                  --
         Total from investment operations               .048                .055

Distributions from
     Net investment income                            (.048)              (.055)
Total increase in net asset value                         --                  --
Net asset value, ending                      $         1.000     $         1.000

Total return                                           4.95%               5.37%

Ratio to average net assets:
     Net investment income                             4.82%               5.23%
     Total expenses<F1>                                 .75%                .66%
     Net expenses                                       .62%                .59%
     Expenses reimbursed                                  --                  --

Net assets, ending (in thousands)            $         4,378     $         5,129

Number of shares outstanding, ending (in
     thousands)                                        4,382               5,133

<F1> Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.



                                                        Year Ended December 31,
                                                       1994              1993

Net asset value, beginning                   $         1.000   $         1.000

Income from investment operations
     Net investment income                              .039              .031
     Net realized gain (loss)                             --                --
         Total from investment operations               .039              .031

Distributions from
     Net investment income                            (.039)            (.031)
Total increase (decrease) in net asset value              --                --
Net asset value, ending                      $         1.000   $         1.000

Total return                                           3.96%             3.09%

Ratio to average net assets:
     Net investment income                             3.91%             3.07%
     Total expenses<F1>                                   --                --
     Net expenses                                       .45%                --
     Expenses reimbursed                                .36%              .11%

Net assets, ending (in thousands)            $         6,479   $         4,032

Number of shares outstanding, ending (in
     thousands)                                        6,484             4,032

<F1> Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.



                                                      From Inception
                                                   June 30, 1992 through
                                                       Dec. 31, 1992


Net asset value, beginning                        $         1.000

Income from investment operations
     Net investment income                                   .009
     Net realized gain (loss)                                  --
         Total from investment operations                    .009

Distributions from
     Net investment income                                 (.009)
Total increase (decrease) in net asset value                   --
Net asset value, ending                           $         1.000

Total return                                                2.11%

Ratio to average net assets:
     Net investment income                               3.02%(a)
     Total expenses<F1>                                        --
     Net expenses                                              --
     Expenses reimbursed                                  .85%(a)

Net assets, ending (in thousands)                 $         1,795

Number of shares outstanding, ending (in
     thousands)                                             1,795

(a) = Annualized

<F1> Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.




                    INVESTMENT OBJECTIVE AND POLICIES

         The investment objective described below is fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio. As a Policyholder, you may be given an opportunity to indicate how you believe the Insurance Company should vote the shares which underlie your Policy.

         The investment objective of the Portfolio is to provide current income by investing in enterprises that make a significant contribution to society through their products and services and through the way they do business. The Portfolio aims for short-term cash management and stability of principal. The Portfolio seeks to provide the highest level of current income, consistent with liquidity, safety and security of capital, by investing in money market instruments, including repurchase agreements with recognized securities dealers and banks secured by such instruments, selected in accordance with its investment and social criteria. The Portfolio attempts to maintain a constant net asset value of $1.00 per share.

         The Portfolio invests only in high grade, short-term money market instruments which may include: obligations issued or guaranteed as to principal by the United States Government, its agencies and instrumentalities; U.S. dollar-denominated certificates of deposit, time deposits and bankers' acceptances of U.S. banks, generally banks with assets in excess of $1 billion; and commercial paper (including participation interests in loans extended by banks to issuers of commercial paper) that at the date of investment is rated A-1 by Standard & Poor's Corporation or Prime-1 by Moody's Investors Service, Inc., or, if not rated, is of comparable quality.

Additional Fundamental Investment Policies

         The Portfolio may engage in repurchase agreements and reverse repurchase agreements. In a repurchase agreement, the Portfolio buys a security subject to the right and obligation to sell it back at a higher price. In order to minimize any risk involved, the Portfolio engages in such transactions only with recognized securities dealers and banks determined by the Advisor to present a minimal credit risk. Repurchase agreements are fully collateralized and always have a maturity of less than one year. No more than 10 percent of Portfolio assets may be invested in repurchase agreements not terminable within seven days. In a reverse repurchase agreement, the Portfolio sells a security subject to the right and obligation to buy it back at a higher price. The Portfolio then invests the proceeds from the transaction in another obligation in which it is authorized to invest. For reverse repurchase agreements, the Portfolio maintains a segregated account with liquid assets equal in value to the repurchase price.

         The Portfolio may borrow money from banks (and pledge its assets to secure such borrowing) for temporary or emergency purposes, but not for leverage. This type of borrowing may not exceed 10% of the value of the Portfolio's total assets. The Portfolio may also make loans of the securities it holds. The advantage of loaning securities is that the Portfolio continues to receive the equivalent of the interest earned or dividends paid by the issuers while at the same time earning interest on the cash or equivalent collateral that may be invested in accordance with the Portfolio's investment objective, policies, and restrictions.
The purpose of the loans is usually to facilitate the delivery of securities. As with any extension of credit, there may be risks of delay in recovery and possible loss of rights in the loaned security if the borrower fails financially. The Investment Advisor attempts to reduce the risk by lending only to borrowers that it deems creditworthy and only on terms that it believes compensates for any risk inherent in the transaction.

         The Portfolio may lend its securities to New York Stock Exchange member firms and to commercial banks with assets of one billion dollars or more. All loans must be secured continuously in the form of cash or cash equivalents such as U.S. Treasury bills. In addition, the amount of collateral must, on a current basis, equal or exceed the market value of the loaned securities, and the Portfolio may only make the loan if the value of the securities loaned does not exceed 10% of its assets. The Portfolio must be able to terminate loans at any time with appropriate notice. The Portfolio will exercise its right to terminate a securities loan in order to preserve its right to vote on matters of importance affecting holders of the securities. All securities must be returned to the Portfolio when a loan terminates, and the Portfolio absorbs any gain or loss in the market value of the securities during the loan period.

Risks of Foreign Securities

         CRI Money Market may invest up to 25% of its assets in the securities of foreign issuers, provided it purchases only high quality, U.S. dollar-denominated instruments.

Additional Nonfundamental Investment Policies


         CRI Money Market has adopted the following operating (i.e., nonfundamental) investment policies which may be changed by the Board of Directors without shareholder approval:

         The Portfolio may not purchase illiquid securities if more than 10% of the value of its net assets would be invested in such securities. Further, the Portfolio may not acquire private placement investments until the value of the Portfolio's assets exceeds $20 million.


         For further information on the Portfolio's investment policies and restrictions, as well as a description of the types of securities that may be purchased, see the Statement of Additional Information.

                            INVESTMENT SCREENS

         Each investment is selected with a concern for its social impact. The Portfolio invests in accordance with its philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.

         The Portfolio has developed the following criteria for the selection of organizations in which they invest. The Portfolio recognizes, however, that these criteria represent standards of behavior which few, if any, organizations totally satisfy and that, as a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by the Portfolio's Investment Advisor.

         Given these considerations, the Portfolio seeks to invest in producers or service providers that:

         1. Deliver safe products and services in ways that sustain our natural environment.

         2.       Are managed with  participation  throughout the
                  organization    in   defining   and   achieving
                  objectives.

         3. Negotiate fairly with their workers, provide an environment supportive of their wellness, do not discriminate on the basis of race, gender, religion, age, disability, ethnic origin, or sexual orientation, do not consistently violate regulations of the Equal Employment Opportunity Commission, and provide opportunities for women, disadvantaged minorities, and others for whom equal opportunities have often been denied.

         4. Foster awareness of a commitment to human goals, such as creativity, productivity, self-respect and responsibility, within the organization and the world, and continually recreate a context within which these goals can be realized.

         The Portfolio will not invest in an issuer primarily engaged in:

         1.       The   production  of  nuclear   energy  or  the
                  manufacture of equipment to produce nuclear energy.

         2. Business activities in support of repressive regimes.

         3.       The manufacture of weapons systems.

         In addition, the Portfolio will not, as a matter of operating policy which may be changed without the approval of a majority of the outstanding shares, invest in an issuer primarily engaged in the manufacture of alcoholic beverages or tobacco products, or the operation of gambling casinos.

         The Portfolio believes that social and technological change will continue to transform America and the world for the balance of this century. Those enterprises that exhibit a social awareness measured in terms of the above attributes and considerations should be better prepared to meet future societal needs for goods and services. By responding to social concerns, these enterprises should maintain flexibility and further social goals. In so doing they may not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but should also be better positioned to develop opportunities to make a profitable contribution to society. The Portfolio believes that these enterprises will be ready to respond to external demands and ensure that over the longer term they will be able to provide a positive return to both investors and society as a whole.

         In selecting investments under the four positive and three negative factors outlined above, the Advisor will consider the investments' ability to contribute to the dual objective of the Portfolio. Potential investments are first screened for financial soundness and then evaluated according to social criteria. To the greatest extent possible investments are made in companies exhibiting unusual, positive accomplishments with respect to one or more of the criteria. Companies must meet the Portfolio's minimum standards for all the criteria. It should be noted that the Portfolio's social criteria tend to limit the availability of investment opportunities more than is customary with other investment portfolios.

         The selection of an organization for investment by the Portfolio does not constitute endorsement or validation, nor does the exclusion of an organization necessarily reflect failure to satisfy the Portfolio's social criteria. Investors in the Portfolio are invited to send brief descriptions of companies they believe might be suitable investments.

                       THE FUND AND ITS MANAGEMENT

         Acacia Capital Corporation (the "Fund"), a Maryland corporation, is an open-end investment company, which was incorporated under the laws of the State of Maryland on September 27, 1982. The Board of Directors supervises the business affairs and investments of the Fund, which are managed on a daily basis by the Fund's Investment Advisor. The Fund has several investment Portfolios, each issuing one class of stock. The shares of the Fund currently are sold only to insurance companies (collectively, the "Insurance Companies") for allocation to their separate accounts (collectively, the "Variable
Accounts") to fund the benefits under certain variable annuity and variable life insurance policies (collectively, the "Policies") issued by such companies. Accordingly, the interest of a policy owner in the shares is subject to the terms of the particular annuity or life insurance policy and is described in the attached prospectus for one of the Policies, which should be reviewed carefully by a person considering the purchase of a Policy. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a policy owner which are described in the Policies. Policy owners should consider that the investment return experience of the Portfolio will affect the value of the policy and the amount of annuity payments or life insurance benefits received under a policy. See the attached prospectus(es) for the Policies for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under a policy.

Investment Advisor


         Calvert Asset Management Company, Inc. ("The Advisor"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, is the
Investment Advisor to the Portfolio. Calvert Asset Management is a wholly-owned subsidiary of Calvert Group, Ltd., which is in turn an indirect wholly-owned subsidiary of Acacia Mutual Life Insurance Company. As of December 31, 1996, Calvert Group, Ltd. had assets under management and administration in excess of $5.2 billion. Pursuant to its investment advisory agreement with the Fund, the Investment Advisor manages the investment and reinvestment of the assets of each Portfolio and is responsible for the overall management of the business affairs of each Portfolio, subject to the direction and authority of the Fund's Board of Directors.

Advisory Fee

         For its services, the Advisor during 1996, received an annual fee of 0.50% of net assets based on a percentage of the average daily net assets of the Portfolio.


Expenses

         The Portfolio's expenses, which are accrued daily, include: the fee of the Investment Advisor; costs of executing portfolio transactions; pricing costs; interest; taxes; custodian and transfer agent fees; legal and auditing fees; bookkeeping and dividend disbursing expenses; and certain other expenses relating to the Portfolio's operations. Certain expenses are paid by the particular Portfolio that incurs them, while other expenses are allocated among each Portfolio on the basis of their relative size (based on net assets), or as designated by the Board of Directors, as appropriate. Expenses constituted 0.75% of the average net assets of the Portfolio for 1996, including fees paid indirectly, and 0.62% net of fees paid indirectly.


Capital Stock

         The Fund issues separate stock for each of its Portfolios. Shares of each of the Portfolios have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations. No Portfolio has preference over another Portfolio. When issued, shares are fully paid and nonassessable and do not have preemptive or conversion rights or cumulative voting rights. The Insurance Companies and the Fund's shareholders will vote Fund shares allocated to registered separate accounts in accordance with instructions received from policyholders. Providian Life and Health Insurance Company owns more than 25% of the outstanding stock of the Portfolio. Under certain circumstances, which are described in the accompanying prospectus of the variable life or annuity policy, the voting instructions received from variable life or annuity policyholders may be disregarded.

                    PURCHASE AND REDEMPTION OF SHARES

         The Fund offers its shares, without sales charge, only for purchase by various Insurance Companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of the Portfolio next determined after the Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the net asset value per share. Initial and subsequent payments allocated to a Portfolio are subject to the limits applicable in the Policies issued by the Insurance Companies.

         It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Fund, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable
annuity  or  variable  life  insurance   policyholders  of  any  Insurance
Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflict between such policyholders and to determine what action, if any, should be taken in response to the problem.

         The Insurance Companies redeem shares of the Fund to make benefit and surrender payments under the terms of their Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are made at the Portfolio's net asset value next determined after the appropriate Insurance Company receives a surrender request in acceptable form.

         Payment for redeemed shares will be made promptly, and in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the Investment Company Act of 1940. The Fund redeems all full and fractional shares of the Portfolio for cash.

         The net asset value of the shares of the Portfolio is determined once daily as of the close of business of the New York Stock Exchange, on days when the Exchange is open for business, or for any other day when there is a sufficient degree of trading in the investments of the Portfolio to affect materially its net asset value per share (except on days when no orders to purchase or redeem shares of the Portfolio have been received). The net asset value is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities and expenses, and dividing by the number of outstanding shares of the Portfolio. All instruments held by CRI Money Market are valued on an amortized cost basis.

                       DIVIDENDS AND DISTRIBUTIONS


         It is the Portfolio's intention to distribute substantially all of its net investment income, if any. For dividend purposes, net investment income consists of the interest income earned on investments, plus or minus amortized purchase discount or premium, plus or minus realized and unrealized gains and loss, less estimated expenses. All net realized capital gains, if any, are declared and distributed periodically, at least annually. All dividends and distributions are reinvested in additional shares of the Portfolio at net asset value.


                            YIELD INFORMATION

         From time to time CRI Money Market advertises its "yield" and "effective yield." The "yield" of the Portfolio refers to the actual income generated by an investment in the Portfolio over a particular base period of time, which will be stated in the advertisement. If the base period is less than one year, the yield is then "annualized." That is, the amount of income generated by the investment during the base period is assumed to be generated over a one-year period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield'' because of the compounding effect of this assumed reinvestment.

                                  TAXES

         As a "regulated investment company" under the Internal Revenue Code of 1986, as amended, the Fund is not subject to federal income or excise tax to the extent that it distributes its net investment income and net capital gains. Each Portfolio is treated as a separate entity for federal income tax purposes. Since the sole shareholders of the Fund are Insurance Companies, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.


                  TRANSFER AND DIVIDEND DISBURSING AGENT


         Calvert  Shareholder  Services,  Inc.,  4550  Montgomery  Avenue,
Suite  1000N,  Bethesda,   Maryland  20814,  is  the  transfer  agent  and
dividend disbursing agent.

PROSPECTUS - April 30, 1997


                        ACACIA CAPITAL CORPORATION
         CALVERT RESPONSIBLY INVESTED STRATEGIC GROWTH PORTFOLIO
     4550 Montgomery Avenue, Bethesda, Maryland 20814 (800) 368-2748


         The Calvert Responsibly Invested Strategic Growth Portfolio (the "Portfolio" or "CRI Strategic Growth") is a series of Acacia Capital Corporation (the "Fund"), an open-end management investment company whose investment advisor is Calvert Asset Management Company, Inc. (the "Investment Advisor").

         The Portfolio invests in a nondiversified portfolio of equity securities and may attempt to protect against market declines using techniques such as establishing short positions, writing covered calls, and entering into index future or option contracts. There can be no assurance that the Portfolio will be successful in meeting its investment objectives. See "Investment Objective and Policies."

         This Prospectus sets forth the information that a prospective policyholder should know before directing investment in the Portfolio and it should be read and kept for future reference. A Statement of Additional Information dated April 30, 1997, which contains further information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling the Fund at the number above, or by writing the Fund at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.


         Shares of the Fund are offered only to insurance companies for allocation to certain of their variable separate accounts.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. WHEN INVESTORS SELL SHARES OF THE FUND, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY PAID.

                            TABLE OF CONTENTS


                                        Page


Financial Highlights                    2
Investment Objective and Policies       3
Investment Screens                      10
The Fund and Its Management             11
Purchase and Redemption of Shares       13
Dividends and Distributions             13
Total Return Information                14
Taxes                                   14
Transfer and Dividend                   14
Disbursing Agent                        14

                           FINANCIAL HIGHLIGHTS


         The following table provides information about the Portfolio's financial history. It expresses the information in terms of a single share outstanding throughout each period. The table has been audited by those independent accountants whose reports are included in the Fund's Annual Report to Shareholders. The table should be read in conjunction with the financial statements and their related notes. The current Annual Report to Shareholders is incorporated by reference into the Statement of Additional Information.



                                                    Year Ended    From Inception
                                                   December 31,     March 1,1995
                                                        1996          through
                                                                   December 31,
                                                                        1995


Net asset value, beginning                       $         10.94     $    10.00
Income from investment operations
     Net investment income                                 (.15)            .25
     Net realized and unrealized gain (loss)                3.90            .93
         Total from investment operations                   3.75           1.18

Distributions from
     Net investment income                                 (.00)           (.24)
     Net realized gains                                    (.04)             --
         Total distributions                               (.04)           (.24)
Total increase (decrease) in net asset value                3.71            .94
Net asset value, ending                          $         14.65     $    10.94

Total return*                                             34.33%           9.65%

Ratio to average net assets:
     Net investment income                               (1.60)%         .43%(a)
     Total expenses<F1>                                    2.27%         .17%(a)
     Net expenses                                          1.81%        1.64%(a)
     Expenses reimbursed                                    .20%         .20%(a)

Portfolio turnover                                          120%            223%

Average commission rate paid                     $         .0499     $       --

Net assets, ending (in thousands)                 $        3,031     $    1,209

Number of shares outstanding, ending (in
     thousands)                                              207            111


(a) Annualized

* Total return is for this Portfolio only and does not reflect sales charges and expenses deducted by the Insurance Companies.
<F1> Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


                    INVESTMENT OBJECTIVE AND POLICIES


         The investment objective described below is not fundamental and may be changed upon 60 days' written notice to shareholders without a shareholder vote. There is, of course, no assurance that the Portfolio will be successful in meeting its objective.

         The investment objective of the Portfolio is to seek maximum long-term growth through investments primarily in the equity securities of companies that have little or no debt, high relative strength and substantial management ownership. The Portfolio is designed to provide long-term growth of capital by investing in enterprises that make a significant contribution to society through their products and services and through the way they do business. The Portfolio considers issuers of all sizes, industries, and geographic markets, and does not seek interest income or dividends. In selecting equity investments, the Portfolio focuses on individual companies by screening over seven thousand stocks traded on all major U.S. stock exchanges in addition to stocks traded on the NASDAQ National Market System. The Portfolio invests primarily in common stocks traded in the U.S. securities markets, including American Depositary Receipts (ADRs). While the Portfolio does not presently invest in foreign securities, it may do so in the future. By applying proprietary stock selection criteria, the Portfolio identifies suitable investments to buy or sell short. The Portfolio may invest in securities other than equities including, but not limited to, convertible securities, preferred stocks, bonds, notes and other debt securities. The Portfolio may hold cash or cash equivalents for temporary defensive purposes or to enable it to take advantage of buying opportunities. The Portfolio may engage in certain options and futures transactions as part of a defensive strategy and may invest in precious metals.

         Among the companies identified for investment may be some small cap issuers. The securities of small cap issuers may be less actively traded than the securities of larger issuers, and they accordingly will not usually participate in market rallies to the same extent as more widely-known securities. There is also somewhat less readily available information concerning these securities. The issuers of these securities tend to have a relatively higher percentage of insider ownership.


         Although the Portfolio invests primarily in equity securities, it may invest up to 35% of its assets in debt securities, excluding money market instruments. These debt securities may consist of investment-grade and noninvestment-grade obligations. Investment-grade obligations are those which, at the date of investment, are rated within the four highest grades established by Moody's Investors Services, Inc. (Aaa, Aa, A, or Baa) or by Standard and Poor's Corporation (AAA, AA, A, or BBB). Noninvestment-grade securities are those rated below Baa or BBB, or unrated obligations that the investment subadvisor has determined are not investment-grade; such securities have speculative characteristics. The Portfolio will not buy debt securities rated lower than C. See "Additional Risk Factors - Noninvestment-Grade Securities."

         The Portfolio may employ an econometric forecasting model called the "Five Market Principles," developed by the Subadvisor. This model consists of contrarian indicators, long- and short-term momentum factors, fundamental value, monetary policy, and smart money activity. The degree to which these principles are, on balance, positive or negative, determines the extent to which the Portfolio would commit funds to individual equity positions or initiate defensive strategies.


         The contrarian principle contains "psychological" indicators that track the level of optimism among traders. Elements include the put/call ratio (gauging the sentiment of speculative option traders), put/call premium spread (monitoring the spread between the relative time premium of puts or calls), advisory sentiment (tracking the proportion of bullish versus bearish stock market advisory services), mutual fund cash ratio (cash and cash equivalents held in mutual funds divided by total assets of the funds), individual investor sentiment (measured by following the weekly poll by the American Association of Individual Investors), and short interest ratio (an indication of existing sentiment and potential buying power, calculated by dividing the total short sales on the New York Stock Exchange ("NYSE") by the NYSE's average daily trading volume for the relevant period).

         Fundamental value measures the valuation of stock prices relative to historical standards, as well as the supply of stock outstanding. Its elements include stock offerings (excessive amounts of new offerings can lead to oversupply and a market downturn), stock buybacks (excessive amounts indicate a bullish market), dividend yields (as compared with the S&P 500 Index), and price/earnings ratios (an indicator of a stock's value, calculated by dividing a stock's current price by earnings per share over the last twelve months).

         Monetary policy examines behavior in credit markets for shifts in the Federal Reserve Board's policy on interest rates, which influence stock prices. Elements of this principle include the discount rate index (what the Federal Reserve Board charges its member banks for direct loans, a change in rate indicating a shift in monetary policy), discount rate/Treasury-bill spread (a sensitive intermediate-term indicator, computed by subtracting the current 90-day Treasury bill yield from the Federal Reserve Board Discount Rate), M2 money supply (the total of all money held by the public - indirectly controlled by the Federal Reserve Board and a good indicator for the stock market), free reserves (the measure of liquidity within the U.S. banking system, liquidity indicating availability of money for financial growth), and yield curve (a graphic representation of the different yields among debt instruments of varying maturities).

         Momentum   measures  the  stock   market's   internal   strength,
monitored on a real-time basis. Indicators include the weekly advance/decline line (a measure of total market performance, calculated by subtracting the total number of NYSE issues advancing in price for the week versus those declining), absolute market strength (gauged by following the relative strength of the NASDAQ Composite and the NYSE's weekly  advance/decline  line  versus  the  Dow  Jones  Industrials),  the
McClellan oscillator (short-term market momentum indicator), the summation index (to confirm intermediate-term moves in the market), the moving average convergence/divergence (indicates swings in the market), and the high low logic index (a forecaster of market tops and bottoms, indicating bullishness when there is internal uniformity in the market).

         Smart money trades measure the level of optimism among traders. Pieces of this measure include the behavior of company insiders (heavy insider buying generally demonstrating a stock that will outperform the market), the member activity index (measuring trading activity by all members of the NYSE other than specialists and floor traders, infrequent massive buying indicating a bullish market), the specialist/public short ratio (greater volume of shorting relative to the public short generally indicating a decline in prices), and money flow (tracking "smart money" trades in the last hour versus "irrational" trading in the first hour).

         Many of the investment techniques used by the Portfolio are aggressive, and may involve higher levels of risk than found in funds not employing these techniques. Some of the techniques, such as short sales, options and futures trading, and investment in high-yield/high-risk securities may be considered speculative and could result in higher operating expenses.

         Under normal market conditions the Portfolio strives to be fully invested in securities. However, for temporary defensive purposes -- which may include a lack of adequate purchase candidates or an unfavorable market environment -- the Portfolio may invest up to 100% of its assets in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements.

Additional Fundamental Investment Policies


         CRI Strategic Growth may, in pursuit of its investment objectives, purchase put and call options and engage in the writing of covered call options and secured put options on securities of issuers that meet the Portfolio's social criteria, and employ a variety of other investment techniques, including the purchase and sale of market index futures contracts, financial futures contracts and options on such futures. Investing in options may involve a greater degree of risk than those inherent in more conservative investment approaches. The Portfolio may engage in futures contracts and related options in the ordinary course as part of an investment strategy.


         The Portfolio may engage in repurchase agreements and reverse repurchase agreements. In a repurchase agreement, the Portfolio buys a security subject to the right and obligation to sell it back at a higher price. In order to minimize any risk involved, the Portfolio engages in such transactions only with recognized securities dealers and banks determined by the Advisor to present a minimal credit risk. Repurchase agreements are fully collateralized and always have a maturity of less than one year. Repurchase agreements not terminable within seven days are considered illiquid. In a reverse repurchase agreement, the Portfolio sells a security subject to the right and obligation to buy it back at a higher price. The Portfolio then invests the proceeds from the transaction in another obligation in which it is authorized to invest. For reverse repurchase agreements, the Portfolio maintains a segregated account with liquid assets equal in value to the repurchase price.


         The Portfolio may borrow money from banks (and pledge its assets to secure such borrowing) for temporary or emergency purposes, but not for leverage. This type of borrowing may not exceed one-third of the value of the Portfolio's total assets. The Portfolio may also make loans of the securities it holds. The advantage of loaning securities is that the Portfolio continues to receive the equivalent of the interest earned or dividends paid by the issuers while at the same time earning interest on the cash or equivalent collateral that may be invested in accordance with the Portfolio's investment objective, policies, and restrictions. The purpose of the loans is usually to facilitate the delivery of securities. As with any extension of credit, there may be risks of delay in recovery and possible loss of rights in the loaned security if the borrower fails financially. The Investment Advisor attempts to reduce the risk by lending only to borrowers that it deems creditworthy and only on terms that it believes compensates for any risk inherent in the transaction.

         The Portfolio may lend its securities to New York Stock Exchange member firms and to commercial banks with assets of one billion dollars or more. All loans must be secured continuously in the form of cash or cash equivalents such as U.S. Treasury bills. In addition, the amount of collateral must, on a current basis, equal or exceed the market value of the loaned securities, and the Portfolio may only make the loan if the value of the securities loaned does not exceed one-third of the Portfolio's assets. The Portfolio must be able to terminate loans at any time with appropriate notice. The Portfolio will exercise its right to terminate a securities loan in order to preserve its right to vote on matters of importance affecting holders of the securities. All securities must be returned to the Portfolio when a loan terminates, and the Portfolio absorbs any gain or loss in the market value of the securities during the loan period.

         CRI Strategic Growth may establish short positions in an attempt to protect against market declines, and will choose from among securities that are fully listed on a national securities exchange
(unless otherwise allowed by law). The Portfolio establishes a short position by selling a security it does not own and makes delivery by borrowing the security it sold. It then repays the lender of the securities by covering its purchase in the marketplace, ideally at a lower price than that for which it sold the securities, thereby taking advantage of declining values. Conversely, if the price of the security goes up after CRI Strategic Growth establishes its short position, it will lose money. The Portfolio may hold up to 25% of its assets in short positions, and will not normally sell short more than 2% of a class of securities of any issuer or 2% of its Portfolio's net assets, whichever is less. These restrictions may change to reflect amendments to the law.

         Funds for short-sale transactions (other than those for which CRI Strategic Growth already owns a long position, or "sales against the box") are maintained in a segregated account with its custodian. In that account CRI Strategic Growth attempts to maintain, on a daily basis, liquid assets (such as cash, U.S. government securities or other high-grade debt obligations) in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker upon completion of the transaction. In determining the amount to be held in the segregated account, the securities that have been sold short are marked to market daily. To the extent the market price of the security increases, additional assets will be put into the segregated account to ensure adequate reserves.

Risks of Foreign Securities

         CRI Strategic Growth may invest all of its assets in foreign securities, although the Portfolio does not presently intend to invest in foreign securities. There are substantial and different risks involved in investing in foreign securities. You should consider these risks carefully. For example, there is generally less publicly available information about foreign companies than is available about companies in the U.S. Foreign companies are generally not subject to uniform audit and financial reporting standards, practices and requirements comparable to those in the U.S.

         Foreign securities involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing the security. Dividend and interest payments may be returned to the country of origin, based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed. Losses and other expenses may be incurred in converting between various currencies in connections with purchases and sales of foreign securities.

         Foreign stock markets are generally not as developed or efficient as those in the U.S. In most foreign markets volume and liquidity are less than in the U.S. and, at times, volatility of price can be greater than that in the U.S. Fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges. There is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the U.S.

         There is also the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, or diplomatic developments which could adversely affect investments, assets or securities transactions of the Portfolio in some foreign countries. The Portfolio is not aware of any investment or exchange control regulations which might substantially impair the operations of the Portfolio as described, although this could change at any time.

         Investing in emerging markets in particular, those countries whose economies and capital markets are not as developed as those of more industrialized nations, carries its own special risks. Among other risks, the economies of such countries may be affected to a greater extent than in other countries by price fluctuations of a single commodity, by severe cyclical climatic conditions, lack of significant history in operating under a market-oriented economy, or by political instability, including risk of expropriation.


         For many foreign securities, there are U.S. dollar-denominated American Depositary Receipts ("ADRs"), which are traded in the U.S. on exchanges or over the counter and are generally sponsored and issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, the Portfolio may avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. The Portfolio may also invest in European Depositary Receipts ("EDRs"), which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets. EDRs are not necessarily denominated in the currency of the underlying security.


         The dividends and interest payable on certain of the Portfolio's foreign securities may be subject to foreign withholding taxes, thus reducing the net amount available for distribution to shareholders. You should understand that the expense ratio of the Portfolio can be expected to be higher than those of investment companies investing only in domestic securities since the costs of operations are higher.

         Writing (Selling) Call and Put Options. A call option on a security, security index or a foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to buy the underlying security, index or foreign currency at the exercise price at any time during the option period. Upon exercise by the purchaser, the writer of a call option on an individual security or foreign currency has the obligation to sell the underlying security or currency at the exercise price. A call option on a securities index is similar to a call option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash. A call option may be terminated by the writer (seller) by entering into a closing purchase transaction in which it purchases an option of the same series as the option previously written.

         A put option on a security, security index, or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index, or foreign currency at the exercise price at any time during the option period.

         Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price. A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.

         The Portfolio may write exchange-traded call options on its securities. Call options may be written on portfolio securities, securities indices, or foreign currencies. With respect to securities and foreign currencies, the Portfolio may write call and put options on an exchange or over-the-counter. Call options on portfolio securities will be covered since the Portfolio will own the underlying securities or other securities that are acceptable for escrow at all times during the option period. Call options on securities indices will be written only to hedge in an economically appropriate way portfolio securities which are not otherwise hedged with options or financial futures contracts and will be "covered" by identifying the specific portfolio securities being hedged. Call options on foreign currencies and put options on securities and foreign currencies will be covered by securities acceptable for escrow. A Portfolio may not write options on more than 50% of its total assets. Management presently intends to cease writing options if and as long as 25% of such total assets are subject to outstanding options contracts or if required under regulations of state securities administrators.

         The Portfolio will write call and put options in order to obtain a return on its investments from the premiums received and will retain the premiums whether or not the options are exercised. Any decline in the market value of portfolio securities or foreign currencies will be offset to the extent of the premiums received (net of transaction costs). If an option is exercised, the premium received on the option will effectively increase the exercise price or reduce the difference between the exercise price and market value.

         During the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price. It retains the risk of loss should the price of the underlying security or foreign currency decline. Writing call options also involves risks relating to the Portfolio's ability to close out options it has written.

         During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price. However, the writer of the put option has retained the opportunity for appreciation above the exercise price should the market price of the underlying security or foreign currency increase. Writing put options also involves risks relating to the Portfolio's ability to close out options it has written.


         Purchasing Call and Put Options, Warrants and Stock Rights. The Portfolio may invest in exchange-traded or over-the-counter call and put options on securities and securities indices and foreign currencies. Purchases of such options may be made for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies. The Portfolio may invest in call and put options whenever, in the opinion of the Advisor or Subadvisor, a hedging transaction is consistent with its investment objectives. The Portfolio may sell a call option or a put option which it has previously purchased prior to the purchase (in the case of a call) or the sale (in the case of a put) of the underlying security or foreign currency. Any such sale would result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the call or put which is sold. Purchasing a call or put option involves the risk that the Portfolio may lose the premium it paid plus transaction costs.


         Warrants and stock rights are almost identical to call options in their nature, use and effect except that they are issued by the issuer of the underlying security rather than an option writer, and they generally have longer expiration dates than call options. A Portfolio may invest up to 5% of its net assets in warrants and stock rights, but no more than 2% of its net assets in warrants and stock rights not listed on the New York Stock Exchange or the American Stock Exchange.

         Financial Futures and Related Options. The Portfolio may enter into financial futures contracts and related options as a hedge against anticipated changes in the market value of their portfolio securities or securities which they intend to purchase or in the exchange rate of foreign currencies. Hedging is the initiation of an offsetting position in the futures market which is intended to minimize the risk associated with a position's underlying securities in the cash market. Investment techniques related to financial futures and options are summarized below and are described more fully in the Statement of Additional Information.

         Financial futures contracts consist of interest rate futures contracts, foreign currency futures contracts and securities index futures contracts. An interest rate futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the interest rate securities called for in the contract at a specified future time and at a specified price. A foreign currency futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the foreign currency called for in the contract at a specified future time and at a specified price. A securities index assigns relative values to the securities included in the index, and the index fluctuates with changes in the market values of the securities so included. A securities index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. An option on a financial futures contract gives the purchaser the right to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

         The Portfolio may purchase and sell financial futures contracts which are traded on a recognized exchange or board of trade and may purchase exchange or board-traded put and call options on financial futures contracts. It will engage in transactions in financial futures contracts and related options only for hedging purposes and not for speculation. In addition, the Portfolio will not purchase or sell any financial futures contract or related option if, immediately thereafter, the sum of the cash or U.S. Treasury bills committed with respect to its existing futures and related options positions and the premiums paid for related options would exceed 5% of the market value of its total assets. At the time of purchase of a futures contract or a call option on a futures contract, an amount of cash, U.S. Government securities or other appropriate high-grade debt obligations equal to the market value of the futures contract minus the Portfolio's initial margin deposit with respect thereto, will be deposited in a segregated account with the Fund's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged. The extent to which the Portfolio may enter into financial futures contracts and related options may also be limited by requirements of the Internal Revenue Code of 1986 for qualification as a regulated investment company.

         Engaging  in   transactions   in  financial   futures   contracts
involves certain risks, such as the possibility of an imperfect correlation between futures market prices and cash market prices and the possibility that the Advisor or Subadvisor could be incorrect in its expectations as to the direction or extent of various interest rate movements or foreign currency exchange rates, in which case the Portfolio's return might have been greater had hedging not taken place. There is also the risk that a liquid secondary market may not exist. The risk in purchasing an option on a financial futures contract is that the Portfolio will lose the premium it paid. Also, there may be circumstances when the purchase of an option on a financial futures contract would result in a loss to the Portfolio while the purchase or sale of the contract would not have resulted in a loss.

Foreign Currency Transactions

         The value of the Portfolio's assets as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Portfolio may incur costs in connection with conversions between various currencies. The Portfolio will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

         When the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the United States dollar cost or proceeds, as the case may be. By entering into a forward contract in United States dollars for the purchase or sale of the amount of foreign currency involved in the underlying security transaction, the Portfolio is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the United States dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships. The Portfolio may also hedge its foreign currency exchange rate risk by engaging in currency financial futures and options transactions.

         When the Advisor or the Subadvisor believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Portfolio's portfolio securities denominated in such foreign currency. The forecasting of short-term currency market movement is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

         It is impossible to forecast with precision the market values of portfolio securities at the expiration of a contract. Accordingly, it may be necessary for the Portfolio to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

         If the Portfolio retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, it would realize gains to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio would suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. The Portfolio may have to convert its holdings of foreign currencies into United States dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

Additional Nonfundamental Investment Policies

         CRI Strategic Growth has adopted the following operating (i.e., nonfundamental) investment policies which may be changed by the Board of Directors without shareholder approval:


         The Portfolio may not purchase illiquid securities if more than 15% of the value of its net assets would be invested in such securities. Further, the Portfolio may not acquire private placement investments until the value of its assets exceeds $20 million.


         For further information on the Portfolio's investment policies and restrictions, as well as a description of the types of securities that may be purchased, see the Statement of Additional Information.

Additional Risk Factors

Nondiversification
         There may be risks associated with the Portfolio being nondiversified. Specifically, since a relatively high percentage of the assets of the Portfolio may be invested in the obligations of a limited number of issuers, the value of the shares of a nondiversified Portfolio may be more susceptible to any single economic, political or regulatory event than the shares of a diversified Portfolio would be.

Interest Rate Risk
         All fixed income instruments are subject to interest-rate risk: that is, if market interest rates rise, the current principal value of a bond will decline. In general, the longer the maturity of the bond, the greater the decline in value will be.

Non-Investment Grade Securities
         Non-investment grade securities tend to be less sensitive to interest rate changes than higher-rated investments, but are more sensitive to adverse economic changes and individual corporate developments. This may affect the issuer's ability to make principal and interest payments on the debt obligation. There is also a greater risk of price declines due to changes in the issuer's creditworthiness. Because the market for lower-rated securities may be less active ("thinner") than for higher-rated securities, it may be difficult for the Portfolio to sell the securities. Because of a lack of objective data, a thinly-traded market may make it difficult to value the securities, so that the Board of Directors may have to exercise its judgment in assigning a value. See the Appendix in the Statement of Additional Information for more information on bond ratings.

                            INVESTMENT SCREENS

         Once equity and debt securities are determined to fall within the investment objective of the Portfolio and are deemed financially viable investments, they are screened according to the social criteria described below. These social screens are applied to potential investment candidates by the Advisor in consultation with the Subadvisor. However, the Portfolio may purchase instruments used for defensive purposes, such as short positions, options and futures contracts, without regard to the social criteria.

         The following criteria may be changed by the Fund's Board of Directors without shareholder approval:

         (1) The Portfolio avoids investing in companies that, in the Advisor's opinion, have significant or historical patterns of violating environmental regulations, or otherwise have an egregious environmental record. Additionally, the Portfolio will avoid investing in nuclear power plant operators and owners, or manufacturers of key components in the nuclear power process.

         (2) The Portfolio will not invest in companies that are listed among the top 100 weapons systems contractors, or major nuclear weapons systems contractors.

         (3) The Portfolio will not invest in companies that, in the Advisor's opinion, have significant or historical patterns of discrimination against employees on the basis of race, gender, religion, age, disability or sexual orientation, or in companies that have major labor-management disputes.

         (4) The Portfolio will not invest in companies that are significantly involved in the manufacture of tobacco or alcohol products. The Portfolio will not invest in companies that make products or offer services that, under proper use, in the Advisor's opinion, are considered harmful.

         While  the  Portfolio  may  invest  in  companies   that  exhibit
positive social characteristics, it makes no explicit claims to seek out companies with such practices.

                       THE FUND AND ITS MANAGEMENT

         Acacia Capital Corporation (the "Fund"), a Maryland corporation, is an open-end investment company, which was incorporated under the laws of the State of Maryland on September 27, 1982. The Board of Directors supervises the business affairs and investments of the Fund, which are managed on a daily basis by the Fund's Investment Advisor. The Fund has several investment Portfolios, each issuing one class of stock. The shares of the Fund currently are sold only to insurance companies (collectively, the "Insurance Companies") for allocation to their separate accounts (collectively, the "Variable
Accounts") to fund the benefits under certain variable annuity and variable life insurance policies (collectively, the "Policies") issued by such companies. Accordingly, the interest of a policy owner in the shares is subject to the terms of the particular annuity or life insurance policy and is described in the attached prospectus for one of the Policies, which should be reviewed carefully by a person considering the purchase of a Policy. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a policy owner which are described in the Policies. Policy owners should consider that the investment return experience of the Portfolio will affect the value of the policy and the amount of annuity payments or life insurance benefits received under a policy. See the attached prospectus(es) for the Policies for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under a policy.

Investment Advisor and Subadvisors


         Calvert Asset Management Company, Inc. ("the Advisor"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, is the Investment Advisor to all of the Fund's Portfolios. It is a wholly-owned subsidiary of Calvert Group, Ltd., which is in turn an indirect wholly-owned subsidiary of Acacia Mutual Life Insurance Company. As of December 31, 1996, Calvert Group, Ltd. had assets under management and administration in excess of $5.2 billion. Pursuant to its investment advisory agreement with the Fund, the Investment Advisor manages the investment and reinvestment of the assets of each Portfolio and is responsible for the overall management of the business affairs of each Portfolio, subject to the direction and authority of the Fund's Board of Directors. The Advisor has retained an investment subadvisor ("Subadvisor") for CRI Strategic Growth. The Advisor will continuously monitor and evaluate the performance and investment style of the Subadvisor.


         The Subadvisor to the Portfolio is Portfolio Advisory Services, Inc. ("PASI"). PASI's principal business office is 811 Wilshire Boulevard, Suite 810, Los Angeles, California, 90017. The Subadvisor manages the investment and reinvestment of the assets of the Portfolio, although the Advisor may screen potential investments for compatibility with the Portfolio's social criteria.


         The Portfolio manager for CRI Strategic Growth is Cedd Moses, Director and Chief Executive Officer of PASI, and PASI's principal shareholder. Mr. Moses earned a Bachelor of Science in Mechanical
Engineering from UCLA in 1982, and subsequently worked with several securities firms before joining PASI in 1988. Mr. Moses also manages the Calvert Strategic Growth Fund series of The Calvert Fund, an open-end investment company sponsored by Calvert Group, Ltd.


Advisory Fee


         For fiscal year 1996, the Investment Advisor received from the Portfolio a monthly base fee, computed on a daily basis at an annual rate of 1.50% of the average daily net assets of the Portfolio, plus a performance fee adjustment of 0.01% as described below.

The Advisor pays the Subadvisor a base fee of 0.95% of the Portfolio's average net assets. In addition, under the circumstances described below, the Advisor and Subadvisor may earn (or have their fees reduced
by) performance fee adjustments based on the extent to which performance of the Portfolio exceeds or trails the Russell 2000 Index. Payment of the performance fee adjustment began April 1, 1996. The specific adjustments are as follows, and are calculated monthly:


CRI Strategic Growth: Advisor's Performance Fee Adjustment


         Performance versus the                    Performance Fee Adjustment
          Russell 2000 Index



              30% to less than 60%                           0.05%
              60% to less than 90%                           0.10%
              90% or more                                    0.15%

CRI Strategic Growth: Subadvisor's Performance Fee Adjustment


         Performance versus the                     Performance Fee Adjustment
          Russell 2000 Index



              30% to less than 60%                           0.025%
              60% to less than 90%                           0.050%
              90% or more                                    0.075%


The performance fee adjustment to the Subadvisor is paid out of the fee the Advisor receives from the Portfolio. The initial performance period is the twelve month period ended April 1, 1996. Each month an additional month's performance will be factored into the calculation until a total of 36 months comprises the performance computation period.


Administrative Services


         Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by CRI Strategic Growth to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports, the daily determination of net asset value per share and dividends, and the maintenance of portfolio and general accounting records. For providing such services, CASC is entitled to receive a fee from the Portfolio of 0.20% of net assets per year, but waived this fee for fiscal year 1996.


Expenses


         The Portfolio's expenses, which are accrued daily, include: the fee of the Investment Advisor; costs of executing portfolio transactions; pricing costs; interest; taxes; custodian and transfer agent fees; legal and auditing fees; bookkeeping and dividend disbursing expenses; and certain other expenses relating to the Fund's operations. Certain expenses are paid by the particular Portfolio that incurs them, while other expenses are allocated among each Portfolio on the basis of their relative size (based on net assets), or as designated by the Board of Directors, as appropriate. Expenses constituted 2.27%, annualized, of the average net assets of the Portfolio for 1996, including fees paid indirectly, and 1.81%, annualized, net of fees paid indirectly.


Capital Stock


         The Fund issues separate stock for each of its Portfolios. Shares of each of the Portfolios have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations. No Portfolio has preference over another Portfolio. When issued, shares are fully paid and nonassessable and do not have preemptive or conversion rights or cumulative voting rights. The Insurance Companies and the Fund's shareholders will vote Fund shares allocated to registered separate accounts in accordance with instructions received from policyholders. Providian Life and Health Insurance Company owns more than 25% of the outstanding stock of the Portfolio. Under certain circumstances, which are described in the accompanying prospectus of the variable life or annuity policy, the voting instructions received from variable life or annuity policyholders may be disregarded.

                    PURCHASE AND REDEMPTION OF SHARES


         The Fund offers its shares, without sales charge, only for purchase by various Insurance Companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of the Portfolio next determined after the Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the net asset value per share. Initial and subsequent payments allocated to the Portfolio are subject to the limits applicable in the Policies issued by the Insurance Companies.

         It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Fund, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable
annuity  or  variable  life  insurance   policyholders  of  any  Insurance
Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflict between such policyholders and to determine what action, if any, should be taken in response to the problem.

         The Insurance Companies redeem shares of the Fund to make benefit and surrender payments under the terms of their Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are made at the Portfolio's net asset value next determined after the appropriate Insurance Company receives a surrender request in acceptable form.

         Payment for redeemed shares will be made promptly, and in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the Investment Company Act of 1940. The amount received on redemption of the shares of the Portfolio may be more or less than the amount paid for the shares, depending on the fluctuations in the market value of the assets owned by the Portfolio. The Fund redeems all full and fractional shares of each Portfolio for cash.

         The net asset value of the shares of each Portfolio of the Fund is determined once daily as of the close of business of the New York Stock Exchange, on days when the Exchange is open for business, or for any other day when there is a sufficient degree of trading in the investments of the Portfolio to affect materially its net asset value per share (except on days when no orders to purchase or redeem shares of the Portfolio have been received). The net asset value is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities and expenses, and dividing by the number of outstanding shares of the Portfolio.

         Except for money market instruments maturing in 60 days or less, securities held by the Portfolio are valued at their market value if market quotations are readily available. Otherwise, securities are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board. Money market instruments with a remaining maturity of 60 days or less held by the Portfolio are valued on an amortized cost basis.

                       DIVIDENDS AND DISTRIBUTIONS

         It is the Portfolio's intention to distribute substantially all of its net investment income, if any. For dividend purposes, net investment income consists of all payments of dividends or interest received by the Portfolio less estimated expenses, including the investment advisory fee. All net realized capital gains, if any, are declared and distributed periodically, at least annually. All dividends and distributions are reinvested in additional shares of the Portfolio at net asset value.

                         TOTAL RETURN INFORMATION

Total Return and Other Quotations


         CRI Strategic Growth may advertise ''total return." Total return refers to the total change in value of an investment in the Portfolio over a specified period. It differs from yield in that yield figures measure only the income component of the Portfolio's investments, while total return includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. Total return shows its overall change in value, including changes in share price and assuming all of the Portfolio's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Portfolio's performance over a stated period of time. An average annual total return reflects the hypothetical annual compounded return that would have produced the same cumulative total return if the Portfolio's performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the Portfolio's returns, you should recognize that they are not the same as actual year-by-year results. The total return of the Portfolio generally does not include the effect of paying the charges or expenses on the particular insurance policy or annuity contract for which the Portfolio serves as the investment vehicle.


                                  TAXES

         As a "regulated investment company" under the Internal Revenue Code of 1986, as amended, the Fund is not subject to federal income or excise tax to the extent that it distributes its net investment income and net capital gains. Each Portfolio is treated as a separate entity for federal income tax purposes. Since the sole shareholders of the Fund are Insurance Companies, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

                  TRANSFER AND DIVIDEND DISBURSING AGENT


         Calvert  Shareholder  Services,  Inc.,  4550  Montgomery  Avenue,
Suite  1000N,  Bethesda,   Maryland  20814,  is  the  transfer  agent  and
dividend disbursing agent.

                       ACACIA CAPITAL CORPORATION'S
                 CALVERT RESPONSIBLY INVESTED PORTFOLIOS
                   Statement of Additional Information
                              April 30, 1997

         This Statement of Additional Information is not a prospectus. Investors should read the Statement of Additional Information in conjunction with each of the separate Calvert Responsibly Invested Portfolio Prospectuses, dated April 30, 1997, which may be obtained free of charge by calling (800) 368-2748 or by writing to the Portfolio at 4550 Montgomery Avenue, Bethesda, Maryland 20814.


TABLE OF CONTENTS

Investment Objectives and Policies                               1
Investment Restrictions                                          9
Investment Selection Process                                    16
Portfolio Turnover                                              19
Purchase and Redemption of Shares                               19
Determination of Net Asset Value                                19
Taxes                                                           20
Calculation of Yield and Total Return                           21
Investment Advisory Agreement                                   22
Directors and Officers                                          24
Method of Distribution                                          26
Transfer Agent                                                  26
General Information                                             26
Reports to Shareholders and Policyholders                       27
Additional Information                                          27
Financial Statements                                            27
Independent Accountants and Custodians                          27
Appendix                                                        27

                    INVESTMENT OBJECTIVES AND POLICIES

         Acacia  Capital  Corporation  ("the Fund")  offers  investors the opportunity to invest in several professionally managed securities portfolios which may be more diversified, stable and liquid than might be obtainable by an investor on an individual basis. In addition, the Fund's Calvert Responsibly Invested ("CRI") Portfolios offer the opportunity for growth of capital or current income through investment in enterprises that make a significant contribution to society through their products and services and through the way they do business. The Calvert Responsibly Invested Portfolios offer investors a choice of five separate portfolios selected with a concern for the social impact of each investment: CRI Money Market, Balanced, Capital Accumulation, Global and Strategic Growth Portfolios. References to the "Investment Advisor" refer to the advisor appropriate to the Portfolio being discussed. (See "Investment Advisors")

Foreign Securities

         CRI Global and Strategic Growth may invest all of their assets in foreign securities, although CRI Global intends to invest part of its assets in securities of U.S. issuers, and CRI Strategic Growth does not presently intend to invest in foreign securities. CRI Money Market, Balanced and Capital Accumulation may each invest up to 25%, and CRI Balanced may invest up to 10% of its assets in the securities of foreign issuers. CRI Money Market may purchase only high quality, U.S. dollar-denominated instruments. Investments in foreign securities may present risks not typically involved in domestic investments. Foreign securities may be affected by such circumstances as possible adverse changes in exchange control or investment regulations, expropriation or confiscatory taxation, political or economic instability, and diplomatic or other developments. In purchasing foreign securities, the Portfolios may purchase American Depositary Receipts for such securities. These are certificates issued by United States banks evidencing the right to receive securities of the foreign issuer deposited in that bank or its correspondent bank.

         It is contemplated that the Portfolios may trade foreign securities on U.S. securities markets and stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Foreign securities markets may not be as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than U.S. securities markets, and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Similarly, volume and liquidity in most foreign bond markets is less than in the United States and, at times, volatility of price can be greater than in the United States.

         Additional  costs  may  be  incurred  which  are  related  to any international investment, since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Portfolios change investments from one country to another or convert foreign securities holdings into U.S. dollars. Foreign companies and foreign investment practices are not generally subject to uniform accounting, auditing and financial reporting standards and practices or regulatory requirements comparable to those applicable to United States companies. There may be less public information available about foreign companies.

         United States Government policies have at times, in the past, through imposition of interest equalization taxes and other restrictions, discouraged certain investments abroad by United States investors. While such taxes or restrictions are not presently in effect, they may be reinstituted from time to time as a means of fostering a favorable United States balance of payments. In addition, foreign countries may impose withholding and taxes on dividends and interest.

         Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Portfolios may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Portfolios as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated declines in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will decline. Similarly, if the value of the foreign currency in which a security is denominated appreciates in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will appreciate. The Portfolios will conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

         A Portfolio may enter into forward foreign currency contracts for two reasons. First, the Portfolio may desire to preserve the United States dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Portfolio will be able to protect itself against possible losses resulting from changes in the relationship between the United States dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

         Second, when the Advisor or Subadvisor believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, the Portfolio enters into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Portfolio's investment securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amounts and the value of the portfolio securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain. Although forward foreign currency contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. The Portfolios do not intend to enter into such forward contracts under this circumstance on a regular or continuous basis.

Foreign Money Market Instruments

         CRI Money Market may invest without limitation in money market instruments of banks, whether foreign or domestic, including obligations of U.S. branches of foreign banks ("Yankee" instruments) and obligations of foreign branches of U.S. banks ("Eurodollar" instruments). All such instruments must be high-quality, U.S. dollar-denominated obligations. It is an operating (i.e., nonfundamental) policy of CRI Money Market that it may invest only in foreign money market instruments if they are of comparable quality to the obligations of domestic banks. Although these instruments are not subject to foreign currency risk since they are U.S. dollar-denominated, investments in foreign money market instruments may involve risks that are different than investments in securities of U.S. issuers. See "Foreign Securities" above.

Private Placements and Illiquid Securities

         Due to the particular social objective of the Portfolios, opportunities may exist to promote especially promising approaches to social goals through privately-placed investments. The private placement investments undertaken by the Portfolios, if any, may be subject to a high degree of risk. Such investments may involve relatively small and untried enterprises that have been selected in the first instance because of some attractive social objectives or policies. The Investment Advisors seek to structure the Portfolios' investments to provide the greatest assurance of attaining the intended investment return. It is an operating policy of the Portfolios that no private placements shall be acquired until the value of that Portfolio's investments exceeds $20 million.

         Many private placement investments have no readily available market and may therefore be considered illiquid. It is an operating policy of the Portfolios not to purchase illiquid securities if more than a certain percentage of the value of its net assets would be invested in such securities. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 may be determined by the Board of Directors to be liquid. The Board may delegate such determinations of liquidity to the Advisor, pursuant to guidelines and oversight by the Board. Portfolio investments in private placements and other securities for which market quotations are not readily available are valued at fair market value as determined by the Advisor under the direction and control of the Board.

Repurchase Agreements

         The Portfolios may purchase debt securities subject to repurchase agreements, which are arrangements under which the Portfolio buys a security and the seller simultaneously agrees to repurchase the security at a specified time and price. The Portfolios engage in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Portfolio would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Portfolios will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor under the direction and supervision of the Board of Directors. In addition, the Portfolios will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Portfolio pursuant to the agreement, the Portfolio will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Portfolio may incur a loss and may incur expenses in selling the underlying security. Repurchase agreements are always for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

Reverse Repurchase Agreements

         The Portfolios may also engage in reverse repurchase agreements. Under a reverse repurchase agreement, a Portfolio sells securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Portfolio invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Portfolios intend to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Portfolio invests the proceeds is expected to exceed the amount the Portfolio will pay in interest to the other party to the agreement plus all costs associated with the transactions. The Portfolios do not intend to borrow for leverage purposes. The Portfolios will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.

         During the time a reverse repurchase agreement is outstanding, the Portfolio will maintain in a segregated custodial account an amount of cash, U.S. Government securities or other liquid, high-quality debt securities equal in value to the repurchase price. The Portfolio will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.

         The Portfolios' use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Portfolio may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Portfolio under the agreements, the Portfolio may have been better off had it not entered into the agreement. However, the Portfolio will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the Fund's Board of Directors. In addition, the Portfolio bears the risk that the market value of the securities sold by the Portfolio may decline below the agreed-upon repurchase price, in which case the dealer may request the Portfolio to post additional collateral.

GNMA Certificates-CRI Balanced

         The CRI Balanced Portfolio is not expected generally to invest more than a small portion of its assets in GNMA Certificates. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans that are issued by lenders such as mortgage bankers, commercial banks and savings and loan associations and are either insured by the Federal Housing Administration or guaranteed by the Veterans Housing Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers.

         Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA
Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the Certificate. Upon receipt, principal payments will be reinvested by the Series in additional securities.

         Because interest and principal payments on the underlying mortgages pass through to holders, the average life of GNMA Certificates varies with the maturities of the underlying mortgage instruments, which have maximum maturities of 30 years. However, because unscheduled principal payments on the underlying mortgages resulting from prepayment, refinancing or foreclosure are also passed through to holders, the average life of GNMA Certificates is normally substantially shorter than the original maturity of the underlying mortgage pools.

         The occurrence of mortgage prepayments is affected by factors including the level of interest rates, the degree of the increase or decrease in interest rates over time, general economic conditions, the location and age of the mortgage, and social and demographic conditions. Prepayments generally occur when interest rates have fallen; thus, reinvestments of principal prepayments will usually be at lower rates. Prepayments also tend to occur more frequently in mortgage pools with rates significantly higher than prevailing mortgage rates. The coupon rate of GNMA Certificates is lower than the interest rate paid on the underlying mortgages only by the amount of the fee paid to GNMA and the issuer, usually 1/2 of 1%. Therefore, GNMA Certificates trading at a premium, which are usually Certificates with coupon rates significantly higher than the rates of Certificates being issued at the time of purchase, are subject to greater risk of prepayment at par.

         The Investment Advisor will attempt, through careful evaluation of available GNMA issues and prevailing market conditions, to invest in GNMA Certificates which provide a high income return but are not subject to substantial risk of loss of principal. Accordingly, the Advisor may forego the opportunity to invest in certain issues of GNMA Certificates which would provide a high current income yield if the Advisor determines that such issues would be subject to a risk of prepayment and loss of principal over the long term that would outweigh the short-term increment in yield.

Noninvestment-grade Debt Securities

         CRI Balanced may invest in lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's). Subject to the Portfolio's investment policy provides that it may not invest more than 20% of its assets in securities rated below B by either rating service, or in unrated securities determined by the Advisor to be comparable to securities rated below B by either rating service. CRI Global may invest up to 5% of its assets in lower quality debt securities, and CRI Strategic Growth may invest up to 35% of its assets in debt securities without regard to investment grade. Noninvestment-grade securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix for a description of the ratings.) These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as rated securities are, which may make them less marketable.

         The quality limitation set forth in the Portfolios' investment policy is determined immediately after a Portfolio's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Portfolio's investment policy.

         When purchasing high-yielding securities, rated or unrated, the Advisors prepare their own careful credit analysis to attempt to identify those issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

Options and Futures Contracts

         CRI Global, Strategic Growth and Capital Accumulation may, in pursuit of their investment objectives, purchase put and call options and engage in the writing of covered call options and secured put options on securities which meet the Portfolios' social criteria, and employ a variety of other investment techniques. Specifically, these Portfolios may also engage in the purchase and sale of stock index future contracts, foreign currency futures contracts, interest rate futures contracts, and options on such futures, as described more fully below.

         These Portfolios will engage in such transactions only to hedge the existing positions in the respective Portfolios. They will not engage in such transactions for the purposes of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

         These Portfolios will not engage in such options or futures transactions unless they receive appropriate regulatory approvals permitting them to engage in such transactions. CRI Global, Strategic Growth and Capital Accumulation may not write options on more than 50% of their total assets. These Portfolios may write "covered options" on securities in standard contracts traded on national securities exchanges. These Portfolios will write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options.

         Put and Call Options - These Portfolios may purchase put and call options, in standard contracts traded on national securities exchanges, on securities of issuers which meet the Portfolios' social criteria. These Portfolios will purchase such options only to hedge against changes in the value of securities the Portfolios hold and not for the purposes of speculation or leverage. In buying a put, a Portfolio has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

         These Portfolios may purchase call options on securities that they may intend to purchase and that meet the Portfolios' social criteria. Such transactions may be entered into in order to limit the risk of a substantial increase in the market price of the security which the Portfolio intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

         Covered Options - These Portfolios may write only covered options on equity and debt securities in standard contracts traded on national securities exchanges. For call options, this means that so long as a Portfolio is obligated as the writer of a call option, that Portfolio will own the underlying security subject to the option and, in the case of put options, that Portfolio will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

         When a Portfolio writes a covered call option, the Portfolio gives the purchaser the right to purchase the security at the call option price at any time during the life of the option. As the writer of the option, the Portfolio receives a premium, less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. Writing covered call options can increase the income of the Portfolio and thus reduce declines in the net asset value per share of the Portfolio if securities covered by such options decline in value. Exercise of a call option by the purchaser, however, will cause the Portfolio to forego future appreciation of the securities covered by the option.

         When a Portfolio writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price.
However, the Portfolio remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security funds below the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Portfolio may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.

         These Portfolios may purchase securities that may be covered by call options solely on the basis of considerations consistent with the investment objectives and policies of the Portfolios. The Portfolio turnover rate may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the portfolio has not entered into a closing purchase transaction.

         To preserve the Portfolio's status as a regulated investment company under Subchapter M of the Internal Revenue Code, it is the Portfolio's policy to limit any gains on put or call options and other securities held less than three months to less than 30% of a Portfolio's annual gross income.

         Risks Related to Options Transactions - The Portfolios can close out their respective positions in exchange-traded options only on an exchange which provides a secondary market in such options. Although these Portfolios intend to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. This might prevent the Portfolios from closing an options position, which could impair the Portfolios' ability to hedge effectively. The inability to close out a call position may have an adverse effect on liquidity because the Portfolio may be required to hold the securities underlying the option until the option expires or is exercised.

         Futures Transactions - These Portfolios may purchase and sell futures contracts ("futures contracts") but only when, in the judgment of the Advisor, such a position acts as a hedge against market changes which would adversely affect the securities held by the Portfolios.
These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.

         A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Although futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Upon buying or selling a futures contract, the Portfolio deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Portfolio being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its positions become more valuable.

         These Portfolios may only invest in futures contracts to hedge their respective existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying the futures contract may not necessarily meet the Portfolios' social criteria, any such hedge position taken by these Portfolios will not constitute a direct ownership interest in the underlying securities.

         Futures contracts have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). As series of a registered investment company, the Portfolios are eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Portfolios may invest in futures contracts under specified conditions without registering with the CFTC. Among these conditions are requirements that each Portfolio invest in futures only for hedging purposes and that the aggregate initial margin on futures contracts and premium on options relating to futures shall not exceed 5% of the Portfolio's assets. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

         Options on Futures Contracts - These Portfolios may purchase and write put or call options and sell call options on futures contracts in which a Portfolio could otherwise invest and which are traded on a U.S. exchange or board of trade. The Portfolios may also enter into closing transactions with respect to such options to terminate an existing position; that is, to sell a put option already owned and to buy a call option to close a position where the Portfolio has already sold a corresponding call option.

         The Portfolios may only invest in options on futures contracts to hedge their respective existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying the futures contract underlying the option may not necessarily meet the Portfolios' social criteria, any such hedge position taken by these Portfolios will not constitute a direct ownership interest in the underlying securities.

         An option on a futures  contract  gives the  purchaser the right, in return for the premium paid, to assume a position in a futures contract -- a long position if the option is a call and a short position if the option is a put -- at a specified exercise price at any time during the period of the option. The Portfolios will pay a premium for such options purchased or sold. In connection with such options bought or sold, the
Portfolios   will  make  initial  margin  deposits  and  make  or  receive maintenance margin payments which reflect changes in the market value of such options. This arrangement is similar to the margin arrangements applicable to futures contracts described above.

         Put Options on Futures Contracts - The purchase of put options on futures contracts is analogous to the sale of futures contracts and is used to protect the portfolio against the risk of declining prices. These Portfolios may purchase put options and sell put options on futures contracts that are already owned by that Portfolio. The Portfolios will only engage in the purchase of put options and the sale of covered put options on market index futures for hedging purposes.

         Call Options on Futures Contracts - The sale of call options on futures contracts is analogous to the sale of futures contracts and is used to protect the portfolio against the risk of declining prices. The purchase of call options on futures contracts is analogous to the purchase of a futures contract. These Portfolios may only buy call options to close an existing position where the Portfolio has already sold a corresponding call option, or for a cash hedge. The Portfolios will only engage in the sale of call options and the purchase of call options to cover for hedging purposes.

         Writing Call Options on Futures Contracts - The writing of call options on futures contracts constitutes a partial hedge against declining prices of the securities deliverable upon exercise of the futures contract. If the futures contract price at expiration is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's securities holdings.

         Risks of Options and Futures Contracts - If one of these Portfolios has sold futures or takes options positions to hedge its portfolio against decline in the market and the market later advances, the Portfolio may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where a Portfolio has sold futures or taken options positions to hedge against decline in the market, the market may advance and the value of the securities held in the Portfolio may decline. If this were to occur, the Portfolio might lose money on the futures contracts or options and also experience a decline in the value of its portfolio securities. However, although this might occur for a brief period or to a slight degree, the value of a diversified portfolio will tend to move in the direction of the market generally.

         The Portfolios can close out futures positions only on an exchange or board of trade which provides a secondary market in such futures. Although the Portfolios intend to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Portfolios from closing a futures position, which could require a Portfolio to make daily cash payments with respect to its position in the event of adverse price movements.

         Options on futures transactions bear several risks apart from those inherent in options transactions generally. The Portfolios' ability to close out their options positions in futures contracts will depend upon whether an active secondary market for such options develops and is in existence at the time the Portfolios seek to close their positions. There can be no assurance that such a market will develop or exist. Therefore, the Portfolios might be required to exercise the options to realize any profit.

Foreign  Currency   Transactions  (Not  applicable  to  CRI  Money  Market
Portfolio)

         Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("Term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

         The Portfolios will not enter into such forward contracts or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities and other assets denominated in that currency. The Advisors and Subadvisors believes that it is important to have the flexibility to enter into such forward contract when it determines that to do so is in a Portfolio's best interests.

         Foreign Currency Options (Not applicable to CRI Money Market or Balanced Portfolios).
A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on or before a specified date. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller buyer may close its position any time prior to expiration of the option period. A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. Purchasing a foreign currency option can protect a Portfolio against adverse movement in the value of a foreign currency.

         Foreign Currency Futures Transactions. The Portfolio may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, it may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost.

         Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

                         INVESTMENT RESTRICTIONS

CRI BALANCED

Fundamental Investment Restrictions

         The Portfolio has adopted the following investment restrictions which, together with the foregoing investment objectives and fundamental policies, cannot be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Portfolio at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Portfolio. Shares have equal rights as to voting, except that only shares of a Portfolio are entitled to vote on matters affecting only that Portfolio (such as changes in investment objective, policies or restrictions).

The Portfolio may not:

         1. Issue senior securities (except that it may borrow money as described in restriction 11 below).
         2. With respect to at least 75% of the value of its total assets, invest more than 5% of its total assets in the securities (other than securities issued or guaranteed by the United States Government or its
         agencies  or   instrumentalities)   of  any  one  issuer
         (including repurchase agreements with any one bank).
         3. Purchase more than either (1) 10% in principal amount of the outstanding debt securities of an issuer, or (ii) 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the United States Government or its agencies or instrumentalities.
         4. Invest more than 25% of its total assets in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, gas, gas transmission, electric, water, and telephone utilities each will be considered a separate industry. This restriction does not apply to obligations of domestic
         branches   of   domestic   banks  or  savings  and  loan
         associations  or to obligations  issued or guaranteed by
         the  United   States   Government,   its   agencies   or
         instrumentalities.
         5.       Invest  in   companies   for  the   purpose  of
         exercising  control  (along or  together  with the other
         Portfolios).
         6.       Purchase   securities   of   other   investment
         companies,     [except    in    connection     with    a
         trustee's/director's   deferred  compensation  plan,  as
         long as there is no duplicaton of advisory fees; or] except in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer's commission or profit, other than customary broker's commission, is involved, if immediately thereafter the Portfolio would own: (a) securities of investment companies having an aggregate value in excess of 10% of such Portfolio's total  assets;  (b)  more  than  3% of  the  outstanding
         voting  stock  of  the   investment   company;   or  (c)
         securities   of  the   investment   company   having  an
         aggregate  value  in  excess  of 5% of  the  Portfolio's
         total assets.
         7.       Purchase  or  sell  interests  in  oil,  gas or
         other  mineral  exploration  or  development   programs,
         commodities,  commodity contracts,  real estate mortgage
         loans,   except  that  each   Portfolio   may   purchase
         securities of issuers which invest or deal in any of the above, and except that each Portfolio may invest in securities that are secured by real estate or real estate mortgages. This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.
         8. Purchase any securities on margin (except that the Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales
         of  portfolio   securities)   or  make  short  sales  of
         securities or maintain a short position.
         9. Make loans, except as provided in (10) below or through the purchase of obligations in private placements or by entering into repurchase agreements (the purchase of publicly-traded obligations are not to be considered the making of a loan).
         10. Lend its securities in excess of 10% of its total assets, provided that such loan shall be made in accordance with the guidelines set forth below under "Lending of Portfolio Securities."
         11. Borrow amounts in excess of 10% of its total assets taken at market value at the time of the borrowing, and then only from banks as a temporary measure for extraordinary or emergency purposes, or to meet redemption requests that might otherwise require the untimely disposition of securities, and not for
         investment  or  leveraging,   except  by  entering  into
         reverse repurchase agreements. Borrowings and reverse repurchase agreements combined will not exceed 1/3 of a Portfolio' total assets, and additional investments will not be made by a Portfolio if borrowings exceed 5% of its total assets.
         12. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by such Portfolio except as may be
         necessary  in   connection   with   reverse   repurchase
         agreements or borrowings mentioned in (11) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of such Portfolio' total assets. In order to comply with certain state statutes, such Portfolio will not, as a matter of operating policy, mortgage, pledge or hypothecate its securities to the extent that at any time the percentage of the value of pledged securities plus the maximum sales charge will exceed 10% of the value of such Portfolio shares at the maximum offering price.
         13. Underwrite securities of other issuers except insofar as the Portfolio may be deemed an underwriter under the Securities Act of 1933 in selling shares of each Portfolio, and except as it may be deemed such in a sale of restricted securities.
         14.      Write,   purchase   or  sell  puts,   calls  or
         combinations   thereof,   except  in   connection   with
         when-issued securities.
         15. Invest in securities of foreign issuers if at the time of acquisition more than 10% of its total assets taken at market value at the time of the investment, would be invested in such securities.
         16.      Participate   on  a  joint   (or  a  joint  and
         several) basis in any trading account in securities (but this does not prohibit the "bunching" of orders for the sale or purchase of Portfolio securities with the other Portfolio or with other accounts advised or sponsored by the Investment Advisor or any of its affiliates to reduce brokerage commissions or otherwise to achieve best overall execution; see "Investment Advisor," below):
         17.      Purchase  or  retain  the   securities  of  any
         issuer, if, to the knowledge of the Portfolio, officers and directors of the Portfolio, the Investment Advisor, or any subsidiary thereof, each owning beneficially more than 1/2 of 1% of the securities of such issuer, own in the aggregate more than 5% of the securities of such issuer.
         18. Invest more than 10% of its total assets in repurchase agreements maturing in more than seven days and other illiquid investments.

         To  comply  with  certain  state  investment  restrictions,   the
Portfolio will not, as a matter of operating policy, permit any Portfolio to purchase or otherwise acquire the securities of any issuer, other than securities issued or guaranteed as to principal and interest by the United States, if immediately after such purchase or acquisition the value of such investment, together with prior investments of that Portfolio in the securities of such issuer, would exceed 10% of the value of the Portfolio's assets. The Portfolio may change or modify this policy only if the Portfolio obtains a waiver of the applicable requirement from the commissioner of insurance of the state imposing the requirement.

CRI MONEY MARKET AND GLOBAL

Fundamental Investment Restrictions

         The Portfolios have adopted the following investment restrictions which, together with the foregoing investment objectives and fundamental policies, cannot be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Portfolio at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Portfolio. Shares have equal rights as to voting, except that only shares of a Portfolio are entitled to vote on matters affecting only that Portfolio (such as changes in investment objective, policies or restrictions).

The Portfolios may not:

         1. With respect to 75% of assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer.
         2. Concentrate more than 25% of the value of its assets in any one industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities, and repurchase agreements secured thereby or with respect to investments in money market instruments of banks.
         3. Purchase more than 10% of the outstanding voting securities of any issuer.
         4. Make loans other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities. The purchase by the Portfolio of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with its investment objective, policies and restrictions, shall not constitute the making of a loan.
         5. Underwrite the securities of other issuers, except to the extent that in connection with the disposition of its portfolio securities, the Portfolio may be deemed to be an underwriter.
         6. Purchase from or sell to any of the Fund's officers or Directors, or firms of which any of them are members, any securities (other than capital stock of the Portfolio), but such persons or firms may act as brokers for the Portfolio for customary commissions.
         7. Borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 10% of the value of the Portfolio's total assets and except by engaging in reverse repurchase agreements;
         provided, however, that it may only engage in reverse repurchase agreements so long as, at the time it enters into a reverse repurchase agreement, the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by this section, do not exceed 33 1/3% of the Portfolio's total assets. In order to secure any permitted borrowings and reverse repurchase agreements under this section, the Portfolio may pledge, mortgage or hypothecate its assets.
         8. Make short sales of securities or purchase any securities on margin except that the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Portfolio of initial or maintenance margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.
         9. Write, purchase or sell puts, calls or combinations thereof except that the Portfolio may (a) write exchange-traded covered call options on portfolio securities and enter into closing purchase transactions with respect to such options, and the Portfolio may write exchange-traded covered call options on foreign currencies and secured put options on securities and foreign currencies and write covered call and secured put options on securities and foreign currencies traded over the counter, and enter into closing purchase transactions with respect to such options, (b) purchase exchange-traded call options and put options and purchase call and put options traded over the counter, provided that the premiums on all outstanding call and put options do not exceed 5% of its total assets, and enter into closing sale transaction with respect to such options, and (c) engage in financial futures contracts and related options transactions, provided that the sum of the initial margin deposits on the Portfolio's existing futures and related options positions and the premiums paid for related options would not exceed 5% of its total assets.
         10. Invest for the purpose of exercising control or management of another issuer.
         11. Invest in commodities, commodities futures contracts, or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages and provided that it may purchase or sell stock index futures, foreign currency futures, interest rate futures and options thereon.
         12. Purchase or retain securities issued by investment companies except to the extent permitted by the Investment Company Act of 1940, as amended; or in connection with a trustee's/director's deferred compensation plan, as long as there is no duplication of advisory fees.

Nonfundamental Investment Restrictions

         CRI Money Market and Global have adopted the following operating (i.e., non-fundamental) investment policies and restrictions which may be changed by the Board of Directors without shareholder approval. None of these Portfolios may:

         1. Purchase the securities of any issuer with less than three years' continuous operation if, as a result, more than 5% of the value of its total assets would be invested in securities of such issuers.
         2. Purchase illiquid securities if more than 10% (15% for Global) of the value of a Portfolio's net assets would be invested in such securities. A Portfolio may buy and sell securities outside the U.S. that are not registered with the SEC or marketable in the U.S.
         3.       Purchase or retain  securities of any issuer if
         the   officers,   directors  of  the  Portfolio  or  its
         Advisors,  owning  beneficially  more  than 1/2 of 1% of
         the   securities   of   such   issuer,    together   own
         beneficially more than 5% of such issuer's securities.
         4. Invest in warrants if more than 5% of the value of the Portfolio's net assets would be invested in such securities.
         5. Invest in interests in oil, gas, or other mineral exploration or development programs or leases although it may invest in securities of issuers which invest in or sponsor such programs.

         Any investment restriction that involves a maximum percentage of securities or assets will not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets, and the excess is attributable to that event.

CRI STRATEGIC GROWTH

Fundamental Investment Restrictions

         The Portfolio has adopted the following investment restrictions which cannot be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Portfolio. The Portfolio may not:

         1. With respect to 50% of its assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer. (The remaining 50% of its total assets may be invested without restriction except to the extent other investment restrictions may be applicable).
         2. Concentrate 25% or more of the value of its assets in any one industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities, and repurchase agreements secured thereby.
         3.       Make  loans  of  more  than  one-third  of  the
         assets of the Fund, or as permitted by law. The purchase by the Fund of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with its investment objective, policies and restrictions, shall not constitute the making of a loan.
         4. Underwrite the securities of other issuers, except as permitted by the Board of Trustees within applicable law, and except to the extent that in connection with the disposition of its portfolio securities, the Fund may be deemed to be an underwriter.
         5. Purchase from or sell to any of the Fund's officers or trustees, or companies of which any of them are directors, officers or employees, any securities (other than shares of beneficial interest of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions.
         6. Except as required in connection with permissible options, futures and commodity activities of the Fund, invest in commodities, commodity futures contracts, or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages and provided that it may purchase or enter into futures contracts and options on futures contracts, foreign currency futures, interest rate futures and options thereon.

Nonfundamental Investment Restrictions

         The Portfolio has adopted the following operating (i.e., non-fundamental) investment policies and restrictions which may be changed by the Board of Trustees without shareholder approval. The Portfolio may not:

         7. Purchase the securities of any issuer with less than three years continuous operation if, as a result, more than 5% of the value of its total assets would be invested in securities of such issuers.
         8. Invest, in the aggregate, more than 15% of its net assets in illiquid securities. Purchases of securities outside the U.S. that are not registered with the SEC or marketable in the U.S. are not per se illiquid.
         9. Invest, in the aggregate, more than 5% of its net assets in the securities of issuers restricted from selling to the public without registration under the Securities Act of 1933, excluding restricted securities eligible for resale pursuant to Rule 144A under that statute.
         10. Purchase or retain securities of any issuer if the officers, Trustees of the Fund or its Advisors, owning beneficially more than 1/2 of 1% of the securities of such issuer, together own beneficially more than 5% of such issuer's securities.
         11. Invest in warrants if more than 5% of the value of the Fund's net assets would be invested in such securities.
         12. Invest in interests in oil, gas, or other mineral exploration or development programs or leases although it may invest in securities of issuers which invest in or sponsor such programs.
         13. Borrow money in an amount exceeding one-third of the Fund's total assets, or as permitted by law. In order to secure any permitted borrowings under this section, the Fund may pledge, mortgage or hypothecate its assets.
         14. Invest for the purpose of exercising control or management of another issuer.
         15. Invest in the shares of other investment companies, except as permitted by the 1940 Act or pursuant to Calvert's nonqualified deferred compensation plan adopted by the Board of Trustees.
         16. Purchase more than 10% of the outstanding voting securities of any issuer.

         For purposes of the Portfolio's concentration policy contained in restriction (2), above, the Portfolio intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.

CRI CAPITAL ACCUMULATION

Fundamental Investment Restrictions

         The Portfolio has adopted the following investment restrictions which cannot be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Portfolio. The Portfolio may not:

         1. With respect to 50% of its assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer. The remaining 50% of its total assets may be invested without restriction, except as disclosed elsewhere in the Prospectus or SAI and except that no more than 25% may be invested in the securities of any one issuer.
         2. Concentrate 25% or more of the value of its assets in any one industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities, and repurchase agreements secured thereby.
         3. Make loans of more than one-third of the assets of the Portfolio, or as permitted by law. The purchase by the Portfolio of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with its investment objective, policies and restrictions, shall not constitute the making of a loan.
         4. Underwrite the securities of other issuers, except as permitted by the Board of Directors within applicable law, and except to the extent that in connection with the disposition of its portfolio securities, the Fund may be deemed to be an underwriter.
         5. Purchase from or sell to any of the Fund's officers or directors, or companies of which any of them are directors, officers or employees, any securities (other than shares of beneficial interest of the Portfolio), but such persons or firms may act as brokers for the Fund for customary commissions.
         6. Except as required in connection with permissible options, futures and commodity activities of the Portfolio, invest in commodities, commodity futures contracts, real estate or real estate limited partnerships, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages and provided that it may purchase or sell stock index futures, foreign currency futures, interest rate futures and options thereon.
         7. Invest in the shares of other investment companies, except as permitted by the 1940 Act or other applicable law, or pursuant to Calvert's nonqualified deferred compensation plan adopted by the Board of Directors in an amount not to exceed 10% or as permitted by law.
         8. Purchase more than 10% of the outstanding voting securities of any issuer.

Nonfundamental Investment Restrictions

         Capital Accumulation has adopted the following operating (i.e., nonfundamental) investment policies and restrictions which may be changed by the Board of Directors without shareholder approval. The Fund may not:

         9. Purchase the securities of any issuer with less than three years' continuous operation if, as a result, more than 5% of the value of its total assets would be invested in securities of such issuers.
         10. Invest, in the aggregate, more than 15% of its net assets in illiquid securities. Purchases of securities outside the U.S. that are not registered with the SEC or marketable in the U.S. are not per se illiquid.
         11. Invest, in the aggregate, more than 5% of its net assets in the securities of issuers restricted from selling to the public without registration under the Securities Act of 1933, excluding restricted securities eligible for resale pursuant to Rule 144A under that statute. Purchases of securities outside the U.S. that are not registered with the SEC or marketable in the U.S. are not per se restricted.
         12. Make short sales of securities or purchase any securities on margin except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The depositor payment by the Fund of initial or maintenance margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.
         13. Purchase or retain securities of any issuer if the officers, Directors of the Fund or its Advisors, owning beneficially more than 1/2 of 1% of the securities of such issuer, together own beneficially more than 5% of such issuer's securities.
         14. Invest in warrants if more than 5% of the value of the Portfolio's net assets would be invested in such securities.
         15. Invest in interests in oil, gas, or other mineral exploration or development programs or leases although it may invest in securities of issuers which invest in or sponsor such programs.
         16. Borrow money, except from banks for temporary or emergency purposes, and then only in an amount not to exceed one-third of the Portfolio's total assets, or as permitted by law. In order to secure any permitted borrowings under this section, the Portfolio may pledge, mortgage or hypothecate its assets.
         17. Invest for the purpose of exercising control or management of another issuer.

         For purposes of the Portfolio's concentration policy contained in restriction (2), above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.

         Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

Virginia Law Restrictions

         In addition to the investment restrictions described above, the Portfolios will comply with restrictions contained in the current Virginia Insurance Laws in order that the assets of the Variable Accounts may be invested in Portfolio shares. The Virginia Insurance
Laws currently permit the Variable Accounts to invest in Portfolio shares without restricting the Portfolios' investments. However, those laws or their interpretation may change.

Lending of Portfolio Securities

         Subject to the investment restrictions above, a Portfolio may lend its securities to brokers, dealers and financial institutions and receive as collateral cash or United States Treasury securities. At all times while the loan is outstanding, collateral will be maintained in amounts equal to at least 100% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities, which will increase the current income the Portfolio lending its securities. Such loans will be terminable by the Portfolio at any time and will not be made to affiliates of the Portfolio. The Portfolio will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights, subscription rights and rights to dividends, interest or other distributions. The Portfolio may pay reasonable fees to persons unaffiliated with the Portfolio for arranging loans. The dividends, interest and other distributions received by the Portfolio on loaned securities, for tax purposes, may be treated as income other than qualified income for purposes of the 90% test discussed below under "Taxes." The Portfolios intend to lend their securities only to the extent that such activity does not jeopardize their qualification as a regulated investment company under certain provisions of the Internal Revenue Code. Loans of securities will be made only to firms that the Investment Advisor deems creditworthy. However, as with any extensions of credit, there are risks of delay in recovery and even loss of rights in the collateral should the borrower of securities fail financially.

When-Issued and Delayed Delivery Securities

         From time to time, in the ordinary course of business, each Portfolio may purchase securities on a when-issued or delayed delivery basis -- that is, delivery and payment can take place a month or more after the date of the transactions. The securities purchased in this manner are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Portfolio makes a commitment to purchase securities on a when-issued or delayed delivery basis, the price is fixed and the Portfolio will record the transaction and thereafter reflect the value, each day, of the security in determining the net asset value of the Portfolio. At the time of delivery of the securities, the value may be more or less than the purchase price.

         The Portfolio will enter commitments for when-issued or delayed delivery securities only when it intends to acquire the securities. Accordingly, each Portfolio will establish a segregated account with the Portfolio's custodian bank in which it will maintain cash or cash equivalents or other portfolio securities equal in value to commitments for such when-issued or delayed delivery securities. Subject to this restriction, a Portfolio may purchase these securities without limit.

                       INVESTMENT SELECTION PROCESS

         Investments in the Portfolios are selected on the basis of their ability to contribute to the dual objective of the Portfolios. The Subadvisors have each developed a number of techniques for evaluating the performance of issuers in each of these areas. The primary sources of information are reports published by the issuers themselves, the reports of public agencies, and the reports of groups which monitor performance in particular areas. These sources of information are sometimes augmented with direct interviews or written questionnaires addressed to the issuers. It should be recognized, however, that there are few generally accepted measures by which achievement in these areas can be readily distinguished; therefore, the development of suitable measurement techniques is largely within the discretion and judgment of the Advisors and Subadvisors of the Portfolio.

         In making investment selections, each Portfolio Manager determines and evaluates the appropriate portfolio composition on the basis of asset prices and the perceived consequences and probabilities of various economic outcomes that it deems possible. It then evaluates numerous individual securities as candidates to fulfill the Portfolio's investment objective and policies. Securities remain candidates for inclusion in the Portfolios only if their prices and other characteristics indicate that they have the potential to perform in a way that is representative of their class of securities under the different economic outcomes considered more probable by the Advisor or Subadvisor.

         Candidates for inclusion in any particular class of assets are then examined according to the social criteria. The issuers are classified into three categories of suitability under the social criteria. In the first category are those issuers which exhibit unusual positive accomplishment with respect to some of the criteria and do not fail to meet minimum standards with respect to the remaining criteria. To the greatest extent possible, investment selections are made from this group. In the second category are those issuers which meet minimum standards with respect to all the criteria but do not exhibit outstanding accomplishment with respect to any criterion. This category includes issuers which may lack an affirmative record of accomplishment in these areas but which are not known by the Advisor or Subadvisor to violate any of the social criteria. The third category under the social criteria consists of issuers which flagrantly violate, or have violated, one or more of those values, for example, a company which repeatedly engages in unfair labor practices. The Portfolios will not knowingly purchase the securities of issuers in this third category.

         It should be noted that the Portfolios' social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies. The Advisor and Subadvisors, however, believe that within the first and second categories there are sufficient investment opportunities to permit full investment among issuers that satisfy the Portfolios' social investment objective.

         To the greatest extent possible, the same social criteria is applied to the purchase of non-equity securities as to equity investments. Bank certificates of deposit, commercial paper, repurchase agreements, and corporate bonds are judged in the same way as a prospective purchase of the bank's or issuing company's common stock. The Portfolios may invest, however, in certificates of deposit of banks and savings and loan associations in which the Portfolios would not otherwise invest because such institutions have assets of $1 billion or less, but generally only to the extent all such investments are fully insured as to principal by the Federal Deposit Insurance Corporation.

         Obligations issued by the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, are supported by the full faith and credit of the U.S. Government. Certain obligations issued or guaranteed by a U.S. Government agency or instrumentality are supported by the full faith and credit of the U.S. Government. These include obligations issued by the Export-Import Bank, Farmers Home Administration, Government National Mortgage Association, Postal Service, Merchant Marine, and Washington Metropolitan Area Transit Authority. The Portfolios may also invest in other U.S. Government agency or instrumentality obligations which are supported only by the credit of the agency or instrumentality and may be further supported by the right of the issuer to borrow from the U.S. Treasury. Such obligations include securities issued by the Bank for Cooperatives, Federal Intermediate Credit Bank, Federal Land Bank, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.


         The  Portfolio's   current   Subadvisors  are  described  in  the
Prospectus. See "The Fund And Its Management." The remaining pool of Subadvisors are described below.

Apodaca Investment Group, Inc. ("Apodaca").: Apodaca of San Francisco, California is a small-cap growth manager that seeks to discover compelling investment ideas by focusing on those entrepreneurial companies that identify and capitalize on positive trends. It looks for companies that are experiencing a powerful acceleration in earnings, exhibit a strong, high quality balance sheet or decidedly improving financial statements and demonstrate strong relative price strength. Its performance index is the Russell 2000.

         Mr. Apodaca is Vice President of Apodaca-Johnston. He earned a B.A. from the University of New Mexico in 1983, and has had active business experience since that time.

Fortaleza Asset Management, Inc.: Fortaleza Asset Management, Inc., of Chicago, Illinois, is a small-cap growth manager that bases its investment principles on three key elements: (1) a proprietary stock valuation system that incorporates technical and market sentiment indicators to determine optimal buy points; (2) an emphasis on the preservation of capital through the implementation of a strict selling discipline to lock in capital gains and reduce losses; and (3) a discipline that does not force equity commitment in overvalued markets. The investment approach is based on a bottom-up stock selection process. Its performance index is the Russell 2000.

         Ms. Perez is the founder, President and Portfolio Manager of Fortaleza, and has over 14 years of investment experience. Prior to forming Fortaleza, Ms. Perez was Vice President and Portfolio Manager for Monetta Financial Services, Inc., where she was directly involved in the management of equity accounts totaling in excess of $100 million.

         Ms. Perez is a native of Puerto Rico. She earned an MBA from DePaul University School of Commerce. Ms. Perez is a member of various professional organizations including the American Institute of CPAs, National Society of Hispanic MBAs, Association for Investment Management and Research, and the National Association of Securities Professionals. She is also a trustee of the Chicago Historical Society.

         Mr. Boves brings over 25 years of investment management and research experience to Fortaleza. He has a master's degree in Economics from Northern Illinois University and is a member of the Investment Analysts Society in Chicago.

New Amsterdam Partners, L.P.: New Amsterdam Partners, L.P. is a mid-cap value investment manager in New York, New York. New Amsterdam Partners is a quantitative investment firm, evaluating investment opportunities by comparing expected investment returns. The firm believes that the disciplined use of their valuation techniques, in conjunction with fundamental analysis of companies, is the key to understanding and maximizing investment returns.

         Michelle Clayman, General Partner of New Amsterdam, was a founding partner of the company, which was started in 1986. Prior to co-founding New Amsterdam, Ms. Clayman was a Vice President of Salomon Brothers in charge of STOCKFACTS, an on-line computer system that combines analytical tools for equity analysis and databases and was designed and developed by Ms. Clayman. Ms. Clayman received her Bachelor of Arts from Oxford University and an MBA from Stanford University. She is a CFA and is past President of the Society of Quantitative Analysts.

         Keith Graham is Vice President and Special Limited Partner of New Amsterdam. Before joining the company in 1987, Mr. Graham was an Assistant Treasurer at the Bankers Trust Company, first in the Trust Administration Group and later in the Investment Management Consulting Group.

Sturdivant & Co., Inc.: Sturdivant & Co., Inc., of Clementon, New Jersey, seeks to identify undervalued companies or companies undergoing significant changes that will enhance shareholder value. The company utilizes a conservative, disciplined and consistently-applied decision making process designed to achieve lower risk than the market.

         Ralph Sturdivant is Chairman and CEO who, prior to founding the firm, was a Vice President at Prudential-Bache Securities and an Account Executive with Merrill Lynch. Mr. Sturdivant holds a Bachelor of Arts from Morgan State University and is a member of the Financial Analysts of Philadelphia.

         Albert Sturdivant is President and CIO, and was a principal and manager of the capital markets division of Grigsby, Brandford & Company prior to co-founding Sturdivant & Co. Mr. Sturdivant earned an MBA from the Wharton Business School of the University of Pennsylvania.


                            PORTFOLIO TURNOVER

         Each   Portfolio  has  a  different   expected   annual  rate  of
portfolio turnover. Portfolio turnover is defined as the lesser of annual purchases or sales of portfolio securities divided by the monthly average of the value of the Portfolios' securities (excluding from the computation all securities, including options, with maturities or expiration dates at the time of acquisition of one year or less). A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Portfolio. Notwithstanding increased brokerage commission expenses, particular holdings may be sold at any time if investment judgment or Portfolio operations make a sale advisable.


         For the fiscal years 1994, 1995, and 1996, the portfolio turnover rates for CRI Balanced were 43%, 163%, and 99%, respectively. For the same time periods, the portfolio turnover rates for CRI Capital Accumulation were 79%, 135%, and 124%, respectively. For the same time periods, the portfolio turnover rates for the Global Equity series were 84%, 90%, and 85%, respectively. For the period from inception (March 1, 1995) through December 31, 1995, and for fiscal year 1996, the portfolio turnover rates for Strategic Growth were 223% and 120%, respectively.


         No Portfolio turnover rate can be calculated for CRI Money Market due to the short maturities of the instruments purchased. Portfolio turnover should not affect the income or net asset value of CRI Money Market because brokerage commissions are not normally charged on the purchase or sale of money market instruments.

                    PURCHASE AND REDEMPTION OF SHARES

         The Portfolios continuously offer their shares at prices equal to the respective net asset values of the Portfolios determined in the manner set forth below under "Determination of Net Asset Value." The Portfolios offer their shares, without sales charge, only for purchase by various Insurance Companies for allocation to their Variable Accounts. It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts of different Insurance Companies, to invest simultaneously in the Portfolios, although currently neither the Insurance Companies nor the Portfolio foresee any such disadvantages to either variable annuity or variable life insurance policy holders of any Insurance Company. The Portfolio's Board of Directors intends to monitor events in order to identify any material conflicts between such policyholders and to determine what action, if any, should be taken in response to any conflicts.

         The Portfolios are required to redeem all full and fractional shares for cash. The redemption price is the net asset value per share, which may be more or less than the original cost, depending on the investment experience of the Portfolio. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. The right to redeem shares or to receive payment with respect to any redemption may only be suspended for any period during which (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or the Exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of Portfolio securities or determination of the net asset value of a Portfolio is not practicable; or (c) the Securities and Exchange Commission by order permits postponement for the protection of shareholders.

                     DETERMINATION OF NET ASSET VALUE

         The net asset value of the shares of each Portfolio of the Fund is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities and expenses, and dividing by the number of shares of the Portfolio outstanding. Expenses are accrued daily, including the investment advisory fee. CRI Money Market attempts to maintain a constant net asset value of $1.00 per share; the net asset values of CRI Balanced, Global, Strategic Growth and Capital Accumulation fluctuate based on the respective market value of the Portfolio's investments. The net asset value per share of each of the Portfolios is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. The Portfolios do not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Each Portfolio's net asset value per share is determined by dividing that Portfolio's total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding.

         The assets of CRI Balanced, Global Equity, Capital Accumulation and Strategic Growth are valued as follows: (a) securities for which market quotations are readily available are valued at the most recent closing price, mean between bid and asked price, or yield equivalent as obtained from one or more market makers for such securities; (b) securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium, unless the Board of Directors determines such method not to be appropriate under the circumstances; and (c) all other securities and assets for which market quotations are not readily available will be fairly valued by the Advisor in good faith under the supervision of the Board of Directors. Securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values on their respective exchanges where primarily traded. Equity options are valued at the last sale price unless the bid price is higher or the asked price is lower, in which event such bid or asked price is used. Exchange traded fixed income options are valued at the last sale price unless there is no sale price, in which event current prices provided by market makers are used. Over-the-counter fixed income options are valued based upon current prices provided by market makers. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the Portfolio's net asset value does not take place for contemporaneously with the determination of the prices of U.S. portfolio securities. For purposes of determining the net asset value all assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values at the mean between the bid and offered quotations of such currencies against United States dollars at last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined which was likely to materially change the net asset value, then the instrument would be valued using fair value consideration by the Directors or their delegates.

         CRI Money Market's assets, including securities subject to repurchase agreements, are normally valued at their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

         Rule 2a-7 under the Investment Company Act of 1940 permits CRI Money Market's assets to be valued at amortized cost if the Portfolio maintains a dollar-weighted average maturity of 90 days or less and only purchases obligations having remaining maturities of thirteen months or less. Rule 2a-7 requires, as a condition of its use, that CRI Money Market invest only in obligations determined by the Directors to be of good quality with minimal credit risks and requires the Directors to establish procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Portfolio's investment holdings by the Directors, at such intervals as they may deem appropriate, to determine whether the Portfolio's net asset value calculated by using available market quotations or equivalents deviates from $1.00 per share based on amortized cost. If such deviation exceeds 0.50%, the Directors will promptly consider what action, if any, will be initiated. In the event the Directors determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Directors will take such corrective action as they regard as necessary and appropriate, including: the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; the withholding of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or the establishment of a net asset value per share based upon available market quotations.

                                  TAXES


         In 1996 the  Portfolios  qualified,  and in 1997  the  Portfolios intend to qualify, as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code (the "Code"). To qualify for treatment as a regulated investment company, each Portfolio must, among other things, have assets that meet certain requirements specified in the Code and (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains (without deduction for losses) from the sale or other disposition of stock or securities, and (ii) derive less than 30% of its gross income in each taxable year from gains (without deduction for losses) from the sale or other disposition of stock or securities held less than three months. If the Portfolio distributes substantially all of its net ordinary and capital gains income, the Portfolio qualifies as a regulated investment company and is relieved from paying federal income tax on amounts distributed. Each Portfolio will be taxed as a separate entity.


         Since the shareholders of the Portfolios are Insurance Companies, this Statement of Additional Information does not contain a discussion of the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of annuity or life insurance policies, see the prospectus for the policies.

                  CALCULATION OF YIELD AND TOTAL RETURN

CRI Money Market: Yield

         From time to time CRI Money Market advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of CRI Money Market refers to the actual income generated by an investment in the Portfolio over a particular base period of time. If the base period is less than one year, the yield is then "annualized." That is, the net change, exclusive of capital changes, in the value of a share during the base period is divided by the net asset value per share at the beginning of the period, and the result is multiplied by 365 and divided by the number of days in the base period. Capital changes excluded from the calculation of yield are: (1) realized gains and losses from the sale of securities, and (2) unrealized appreciation and depreciation. CRI Money Market's "effective yield" for a seven-day period is its annualized compounded yield during the period, calculated according to the following formula:

          Effective yield = [(base period return) + 1]365/7 -- 1


         For the seven-day period ended December 31, 1996, CRI Money Market's yield was 4.88% and its effective yield was 5.00%.


         The yield of the Money Market Portfolio will fluctuate in response to changes in interest rates and general economic conditions, portfolio quality, portfolio maturity, and operating expenses. Yield is not fixed or insured and therefore is not comparable to a savings or other similar type of account. Yield during any particular time period should not be considered an indication of future yield. It is, however, useful in evaluating a Portfolio's performance in meeting its investment objective.

CRI Balanced, Global, Capital Accumulation and Strategic Growth: Total Return and Other Quotations

         CRI Balanced, Global, Capital Accumulation and Strategic Growth may each advertise "total return." Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.

         Total return is computed according to the following formula:

                             P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period. Total return is historical in nature and is not intended to indicate future performance. Total return for the Series for the periods indicated are as follows:




Periods Ended
December 31, 1996                      SEC Average Annual Return

CRI Balanced
One Year                                             12.62%
Five Years                                           10.45%
Ten Years                                            11.11%

CRI Global Equity
One Year                                             14.99%
From Inceptio<F1>                                    10.71%

CRI Capital Accumulation (formerly
known as CRI Ariel)
One Year                                              7.40%
Five Years                                           10.55%
From Inception<F2>                                   11.10%

CRI Strategic Growth
One Year                                             34.46%
From Inception<F3>                                   24.04%

<F1>Average annual total return from June 30, 1992.
<F2>Average annual total return from July 16, 1991.
<F3>Average annual total return from March 15, 1995.


         Total return, like yield and net asset value per share, fluctuates in response to changes in market conditions. Neither total return nor yield for any particular time period should be considered an indication of future return.

                      INVESTMENT ADVISORY AGREEMENT

         The Investment Advisory agreement between the Fund's original investment advisor, Acacia Investment Management Corporation, and the Fund regarding CRI Balanced was approved by the Fund's Board of Directors, including a majority of the Directors who were not interested persons of Acacia Investment Management Corporation, and by the shareholder of the Portfolio. The Investment Advisory Agreement was also approved on July 9, 1986, by Acacia National pursuant to the instructions of variable annuity and variable life insurance policyowners. On February 29, 1988, Calvert Asset Management Company, Inc. acquired all the assets and liabilities of Acacia Investment
Management Corporation, including the rights and duties under the Advisory Agreement, pursuant to merger (see "Investment Advisor"). An amendment to the Investment Agreement adding CRI Money Market and Global were presented to the Fund's Board for approval in May 1992. Unless earlier terminated as described below, the Agreement will remain in effect indefinitely if approved annually (a) by the Board of Directors of the Fund or by a majority of the outstanding shares of the Portfolio, including a majority of the outstanding shares of each Portfolio, and
(b) by a majority of the Directors who are not parties to such contract or interested persons (as defined by the Investment Company Act of 1940) of any such party. The Agreement is not assignable and may be terminated without penalty on 60 days' written notice at the option of either party or by the vote of the shareholders of the Portfolio.

         The investment advisory fee described in the Prospectus will be accrued daily and allocated to the various Portfolios on the basis of the size of the respective Portfolio, as determined each day. There is no assurance that the Portfolio will reach a net asset level high enough to realize reduction to each Portfolio regardless of size on a "uniform percentage" basis. Determination of the portion of the net assets of each Portfolio to which a reduced rate is applicable is made by multiplying the net assets of that Portfolio by the "uniform percentage," which is derived by dividing the amount of the combined assets of all Portfolios to which such rate applies by such combined assets.


         The Investment Advisory Agreement provides that the Advisor will not be liable to the Portfolio or to any shareholder or policy owner for any error of judgment or mistake of law or for any loss suffered by the Portfolio or by any shareholder or policy owner in connection with matters to which the Investment Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of the advisor in the performance of its duties thereunder.

         For the Fund's fiscal years ended December 31, 1994, 1995, and 1996, respectively, CRI Balanced paid CAM fees of $425,429, $610,216, and $963,829. For 1994, 1995, and 1996, respectively, CRI Money Market paid investment adviser fees of $14,484, $27,591, and $24,348, respectively. For 1994, CRI Global paid investment advisory fees of $46,185, and received expense reimbursements from CAM of $307. In 1995, CRI Global paid CAM $93,418, and received expense reimbursements from CAM of $36,720. In 1996, CRI Global paid CAM $122,600, and received expense reimbursements from CAM of $27,740. For 1994, 1995, and 1996, CRI Capital Accumulation (formerly CRI Ariel) paid investment advisory fees of $39,358, $55,003, and $126,374. For fiscal year 1996, CRI
Strategic Growth paid CAM $28,564, and received expense reimbursements from CAM of $3,794.


Securities Activities of the Investment Advisor

         Securities held by the Portfolios may also be held by the Insurance Companies, their separate accounts or mutual funds for which the Investment Advisor or a Subadvisor acts as an investment advisor. Because of different investment objectives or other factors, any of these parties may buy shares of the Portfolios when one or more other clients are selling the same security. Such transactions will be done in a manner deemed equitable to all parties. To the extent that such transactions increase the demand for a Portfolio's shares, there may be an effect on share prices.

         When deemed to be in the best interest of the Portfolios, the Investment Advisors or Subadvisors may aggregate the securities with those to be sold or purchased for other accounts or companies in order to obtain favorable execution and low brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by the Investment Advisor or Subadvisor in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Portfolios and to the other accounts or companies involved. In some cases this procedure may adversely affect the size of the position obtainable for a Portfolio.

Payment of Expenses

         In addition to the portfolio management and investment advice described above, CAM also is obligated to perform certain administrative and management services and to provide all executive, administrative, clerical and other personnel necessary to operate the Portfolio and to pay the salaries of all these persons. CAM will furnish the Portfolio with office space, facilities, and equipment and pay the day-to-day expenses related to the operation and maintenance of such office space, facilities and equipment. Legal, accounting and all other expenses incurred in the organization of the Portfolio, including costs of registering under federal and state securities laws, will also be paid by CAM except with respect to those administrative services provided by Calvert Administrative Services Company to CRI Global, CRI Capital Accumulation, and CRI Strategic Growth pursuant to their Administrative Services Agreements.

         Expenses of the Fund will be accrued daily. Expenses that the respective Portfolios of the Fund will pay individually include, but are not limited to the following: brokerage commissions, dealer markups and other expenses incurred in the acquisition or disposition of any securities, printing costs (including the daily calculation of net asset value), interest, certain taxes, charges of the custodian and transfer agent, and other expenses attributable to a particular Portfolio. Expenses which will be allocated to the various Portfolios on the basis of the size of the respective portfolio, determined each day, include legal and auditing fees, expenses of shareholder and director meetings, independent director fees, bookkeeping expenses related to shareholder accounts, insurance charges, cost of printing and mailing shareholder reports and proxy statements, the cost to pay dividends and capital gain distributions, the costs of printing and mailing registration statements, the cost to pay dividends and capital gain distributions, the costs of printing and mailing registration statements and updated prospectuses to current shareholders, and the fees of any trade association of which the Portfolio is a member. Expenses resulting form legal actions involving the Portfolio and any amount for which it may be obligated to indemnify its officers, directors and employees, may either be directly applicable to particular Portfolios or allocated on the basis of the size of the respective Portfolios, depending on the nature of the legal action.

Securities Transactions and Brokerage

         The Investment Advisor, and in some cases the Subadvisor, is primarily responsible for the investment decisions of each Portfolio, including decisions to buy and sell securities, the selection of brokers and dealers to effect the transactions, the placing of investment transactions, and the negotiation of brokerage commissions, if any. No Portfolio has any obligation to deal with any dealer or group of dealers in the execution of transactions in Portfolio securities. In placing orders, it is the policy of each Portfolio to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, the size of the transaction, and difficulty of execution. While the Investment Advisor and Subadvisors generally seek reasonably competitive spreads or commissions, the Portfolios will not necessarily be paying the lowest spread or commission available.

         If the securities in which a particular Portfolio invests are traded primarily in the over-the-counter market, the Portfolio will deal, where possible, with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. These "market makers" usually act as principals for their own account. On occasion, the Portfolios may purchase securities directly from the issuer. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commission or transfer taxes. The cost of Portfolio securities transactions will consist primarily of brokerage commissions or dealer or underwriter spreads.

         Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. Investment decisions and the choice of brokers and dealers are made by the Advisor and Subadvisors under the direction and supervision of the Board of Directors. The Advisor and Subadvisors select broker-dealers on the basis of their professional capability and the value and quality of their services. The
Advisor and Subadvisor reserve the right to place orders for the purchase or sale of portfolio securities with broker-dealers that have sold shares of the Portfolios or that provide the Portfolios with statistical, research, or other information and services. Although any statistical research or other information and services provided by broker-dealers may be useful to the Advisor and the Subadvisors, the dollar value of such information and services is generally indeterminable, and its availability or receipt does not serve materially to reduce the Advisor's or Subadvisor's normal research activities or expenses.

         The Advisors and Subadvisors may also execute portfolio transactions with or through broker-dealers that have sold shares of the Portfolio. However, such sales will not be a qualifying or disqualifying factor in a broker-dealer's selection nor will the selection of any broker-dealer be based on the volume of Portfolio shares sold. The Advisors or Subadvisors may compensate such broker-dealers at their own expense in consideration of their promotional and administrative services.

                          DIRECTORS AND OFFICERS


         The directors and officers of the Fund and their principal occupations are set forth below. Directors and Officers who are active employees of the Investment Advisor or its affiliates will not receive any additional compensation for their services to the Fund.
         <F1> CHARLES E. DIEHL,  Director.  Mr. Diehl is Vice  President  and
Treasurer Emeritus of the George Washington University, and has retired from University Support Services, Inc. of Herndon, Virginia. He is also a Director of Acacia Mutual Life Insurance Company. Address: 1658 Quail Hollow Court, McLean, Virginia 22101. DOB: 10/13/22.
         ARTHUR J. PUGH, Director. Mr. Pugh also serves as a Director of Acacia Federal Savings Bank. Address: 4823 Prestwick Drive, Fairfax, Virginia 22030. DOB: 09/24/37.
         SOUTH TRIMBLE, III, Director. Mr. Trimble has been a partner in the law firm of Reasoner, Davis & Fox since 1956. Address: 888 17th Street, N.W., Suite 800, Washington, DC 20006. DOB: 06/25/25.
         FRANK H. BLATZ, JR., Esq., Director. Mr. Blatz is a partner in the law firm of Abrams, Blatz, Gran, Hendricks, & Reina, P.A. He is also a  director/trustee  of The Calvert  Fund,  Calvert  Cash  Reserves  d/b/a
Money  Management  Plus,  First  Variable  Rate  Fund,   Calvert  Tax-Free
Reserves, and Calvert Municipal Fund, Inc. Address: 900 Oak Tree Road, South Plainfield, New Jersey 07080. DOB: 10/29/35.
         1 RONALD M. WOLFSHEIMER, Treasurer. Mr. Wolfsheimer is an officer of each of the Calvert Group Funds. He is also Senior Vice
President  and  Controller  of  Calvert  Group,  Ltd.  and its  affiliated
companies.   Mr.   Wolfsheimer   is  Vice   President   and  Treasurer  of
Calvert-Sloan Advisers, L.L.C.
         1 WILLIAM M. TARTIKOFF, Esq., Vice President and Secretary. Mr. Tartikoff is General Counsel, Secretary, and Senior Vice President of Calvert Group, Ltd., and its subsidiaries, and is an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Tartikoff is Vice President and Secretary of Calvert-Sloan Advisers, L.L.C., and is an officer of Acacia National Life Insurance Company.
         1 RENO J. MARTINI, Senior Vice President. Mr. Martini is Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. Mr. Martini is also a director and officer of Calvert-Sloan Advisers, L.L.C.
         1 DANIEL K. HAYES,  Vice  President.  Mr. Hayes is Vice President
of Calvert Asset Management Company, Inc., and is an officer of each of the other investment companies in the Calvert Group of Funds.
         1 SUSAN WALKER BENDER, Esq., Assistant Secretary. Ms. Bender is Associate General Counsel of Calvert Group, Ltd. and an officer of each of its  subsidiaries  and  Calvert-Sloan  Advisers,  L.L.C. She is also an officer of each of the other  investment  companies  in the Calvert  Group of Funds. DOB: 01/29/59.
         1 KATHERINE STONER, Esq., Assistant Secretary. Ms. Stoner is Assistant Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other  investment  companies in the Calvert Group of Funds.
DOB: 10/21/56.
         1  LISA  CROSSLEY,   Esq.,  Assistant  Secretary  and  Compliance
Officer. Ms. Crossley is Assistant Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C.
She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 12/31/61.
         1 IVY WAFFORD DUKE, Esq., Assistant Secretary. Ms. Duke is Assistant Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds.
DOB: 09/07/68..


         The address of Directors and Officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Directors and Officers as a group beneficially own less than 1% of the outstanding shares of the Fund.
         During fiscal 1996, directors of the Fund not affiliated with the Fund's Advisor were paid $435 by CRI Money Market, $11,108 by CRI Balanced, $40,000 by CRI Global Equity, $1,259 by CRI Capital Accumulation and $150 by CRI Strategic Growth. Each Director of the Fund who is not affiliated with the Advisor receives a meeting fee of $750 for each Board meeting attended; such fees are allocated among the Series based upon their relative net assets. Directors not on any other Calvert Group Fund Boards receive an annual fee of $3,000.
         Directors of the Fund not affiliated with the Fund's Advisor ("noninterested persons") may elect to defer receipt of all or a percentage of their annual fees and invest them in any fund in the Calvert Family of Funds through the Directors/Trustees Deferred Compensation Plan (shown as "Pension or Retirement Benefits Accrued as part of Fund Expenses," below). Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share, and will ensure that there is no duplication of advisory fees.


              Director Compensation Table - Fiscal Year 1996



                       Aggregate        Pension or       Total
                       Compensation     Retirement       Compensation
                       from Fund for    Benefits         from Registrant
Name of Director       service as       Accrued as part  and Fund Complex
                       Director         of Fund          paid to
                                        Expenses<F5>     Directors<F6>

Frank H. Blatz, Jr.    $2,575           $2,575           $37,875
Charles E. Diehl       $2,500           $2,500           $35,475
Arthur J. Pugh         $2,639           $2,639           $36,736
South Trimble, III     $5,750           $5,750           $ 5,750

<F1> Directors or Officers deemed to be "interested persons" of the fund, as defined in the Investment Company Act of 1940.
<F5> No Directors have chosen to defer a portion of their compensation.
<F6> As of December 31, 1996, the Fund Complex consists of nine (9)
registered investment companies.


                          METHOD OF DISTRIBUTION

         The Fund has entered into an agreement with Calvert Distributors, Inc. ("CDI") whereby CDI, acting as principal underwriter for the Fund, makes a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive a fee from the Fund of $15,000 per year. However, in the past CDI has waived this fee. No associated person or broker-dealer may have an interest in the fees payable to CDI. CDI is responsible for paying
(i) all commissions or other fees to its associated persons which are due for the sale of the Policies, and (ii) any compensation to other broker-dealers and their associated persons due under the terms of any sales agreement between CDI and the broker-dealers.


                              TRANSFER AGENT


         Calvert   Shareholder   Services,   Inc.,  an  affiliate  of  the
Advisor, serves as transfer agent. It receives a fee, from the Fund, of 0.03% of average annual assets of the Portfolio, payable monthly.

                           GENERAL INFORMATION

         The Fund was incorporated in Maryland on September 27, 1982. The authorized capital stock of the Fund consists of three hundred fifty million shares of stock, par value of $1.00 per share. The Fund's Board of Directors may, from time to time, authorize the issuance of additional shares having the descriptions, powers and rights, and the qualifications, limitations, and restrictions thereof, as the Board of Directors may determine. The Board of Directors may also change the designation of any portfolio and may increase or decrease the number of shares of any portfolio, but may not decrease the number of shares of any Portfolio below the number of shares of that portfolio then outstanding. All shares of common stock have equal voting rights (regardless of the net asset value per share) except that only shares of the respective portfolio are entitled to vote on matters concerning only that portfolio. Pursuant to the Investment Company Act of 1940 and the rules and regulations thereunder, certain matters approved by a vote of all shareholders of the Fund may not be binding on a portfolio whose shareholders have not approved that matter. Each issued and outstanding share is entitled to one vote and to participate equally in dividends and distributions declared by the respective portfolio and, upon liquidation or dissolution, in net assets of such portfolio remaining after satisfaction of outstanding liabilities. The shares of each portfolio, when issued, will be fully paid and non-assessable and have no preemptive or conversion rights. Holders of shares of any portfolio are entitled to redeem their shares as set forth above under "Purchase and Redemption of Shares." The shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Fund voting for the election of directors can elect all of the directors of the Fund if they choose to do so and in such event the holders of the remaining shares would not be able to elect any directors.

         The Fund's Board of Directors has adopted a "proportionate voting" policy, meaning that Insurance Companies will vote all of the Fund's shares, including shares the Insurance Companies hold, in return for providing the Fund with its capital and in payment of charges made against the variable annuity or variable life separate accounts, in proportion to the votes received from contractholders or policyowners.

                REPORTS TO SHAREHOLDERS AND POLICYHOLDERS

         The Fund will issue unaudited semi-annual reports showing the Fund's investments and other information, and it will issue annual reports containing financial statements audited by independent certified public auditors.

                          ADDITIONAL INFORMATION

         The Prospectus and this Statement of Additional Information do not contain all the information set forth in the registration statement and exhibits relating thereto, which the Fund has filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, to which reference is hereby made.

                           FINANCIAL STATEMENTS


         The audited financial statements for the Fund included in the Annual Report to Shareholders dated December 31, 1996, are expressly incorporated by reference and made a part of this Statement of Additional Information. Copies of the Annual Report may be obtained free of charge by writing or calling the Fund.


                  INDEPENDENT ACCOUNTANTS AND CUSTODIANS


         The Board of Directors has appointed Coopers & Lybrand, L.L.P. as the Fund's independent accountants for fiscal year 1997. State Street Bank and Trust Company of Boston, Massachusetts is custodian of the Fund's assets. First National Bank of Maryland acts as custodian of certain of the Fund's cash assets.


                                 APPENDIX

Corporate Bond Ratings
Description  of  Moody's  Investors   Service   Inc.'s/Standard  &  Poor's
municipal bond ratings:

         Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.
         Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
         A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.
         Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.
         Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. There may be some large uncertainties and major risk exposure to adverse conditions. The higher the degree of speculation, the lower the rating.
         C/C: This rating is only for no-interest income bonds.
         D: Debt in default; payment of interest and/or principal is in arrears.

Commercial Paper Ratings
Moody's Investors Services, Inc.

         A Prime rating is the highest commercial paper rating assigned by Moody's Investors Service, Inc. Issuers rated Prime are further referred to by use of numbers 1, 2, and 3 to denote relative strength within this highest classification. Among the factors considered by Moody's in assigning ratings for an issuer are the following: (1) management; (2) economic evaluation of the inherent uncertain areas; (3)
competition and customer acceptance of products; (4) liquidity; (5) amount and quality of long-term debt; (6) ten year earnings trends; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Standard & Poor's Corporation

         Commercial paper rated A by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are better than the industry average. Long term senior debt rating is "A" or better. In some cases BBB credits may be acceptable. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further referred to by use of numbers 1, 2, and 3 to denote relative strength within this classification.

                        ACACIA CAPITAL CORPORATION

                        PART C. OTHER INFORMATION

Item 24.               Financial Statements and Exhibits

         (a)      Financial Statements

                  Financial statements incorporated by reference to:


                  All financial statements for Acacia Capital Corporation are incorporated by reference to Registrant's Annual Report to Shareholders dated December 31, 1996, and filed March 5, 1997.


                  Schedules II-VII, inclusive, for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission, are omitted because they are not required under the related instructions, or they are inapplicable, or the required information is presented in the financial statements or notes thereto.


         (b)      Exhibits

                  (1) Articles of Incorporation of Acacia Capital Corporation, incorporated by reference to Initial Filing, dated 11/3/82.

                    (a) Restated Articles of Incorporation of Acacia Capital Corporation, incorporated by reference to Post-Effective Amendment No. 31, dated 11/25/95.

                    (b) Articles Supplementary of Acacia Capital Corporation, incorporated by reference to Post-Effective Amendment No. 31, dated 2/22/96.

                    (i) Articles Supplementary of Acacia Capital Corporation (filed herewith).

                  (2)      By-laws of Acacia Capital Corporation,
                           incorporated by reference to Pre-Effective
                           Amendment No. 1, dated 8/10/83.

                    (a) Amended By-laws of Acacia Capital Corporation, incorporated by reference to Post-Effective Amendment No. 31, dated 2/7/96.

                  (4) Specimen Stock Certificate, incorporated by reference to Pre-Effective Amendment No. 1, dated 8/10/83.

                  (5)      Investment Advisory Agreement and
                           Sub-Investment Advisory Agreements, incorporated by reference to Post-Effective Agreement No. 31.

                  (7) Deferred Compensation Agreement, incorporated by reference to Post-Effective Agreement No. 31.

                  (8) Custody Agreement incorporated by reference to Pre-Effective Amendment No. 1, dated 8/10/83.

                  (9) Shared Funding Agreement, incorporated by reference to Post-Effective Amendment No. 10, dated 3/2/89.

                  (10)     Opinion and Consent of Counsel (filed
                           herewith).

                  (11) Consent of Independent Auditors to Use of Report (filed herewith).

                  (13) Letter Regarding Initial Capital, incorporated by reference to Pre-Effective Amendment No. 1, dated 8/10/83.

                  (16) Schedule for Computation of Performance Quotation incorporated by reference to
                           Registrant's Post-Effective Amendment No. 9, dated 5/2/88, and Post-Effective Amendment No. 11, 4/20/90.

                  (17)     Financial Data Schedules (filed herewith).



Exhibits 3, 6, 12, 14, 15, and 18 are omitted because they are inapplicable.


Item 25.     Persons Controlled by or Under Common Control With Registrant

         Registrant is controlled by its Board of Directors. Members of the Board may also serve on a Board of Trustees/Directors with other registered investment companies, including First Variable Rate Fund, Calvert Tax-Free Reserves, Calvert Social Investment Fund, Money Management Plus, The Calvert Fund, Calvert Municipal Fund, Inc., Calvert New World Fund, Inc., and Calvert World Values Fund, Inc.

         Insurance Companies that invest in the Fund will vote Fund shares they hold in accordance with instructions received from variable annuity contractholders and variable life insurance policyowners.


Item 26.     Number of Holders of Securities


                                                 Number of Record-
                                                 Holders as of
Title of Class                                   February 28, 1997

Calvert Responsibly Invested Balanced Series
       (formerly Calvert Socially Responsible Series)...........25
Calvert Responsibly Invested Capital Accumulation Series........10
Calvert Responsibly Invested Money Market Series.................6
Calvert Responsibly Invested Strategic Growth Series.............7
Calvert Responsibly Invested Global Equity Series................5



Item 27.     Indemnification


         Registrant's Bylaws, Exhibit 2 to this Registration Statement, provide that officers and directors will be indemnified by the Fund against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to a person who has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of directors who are neither "interested persons" of Registrant, as that term is defined in
Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

         Registrant's Articles of Incorporation also provide that Registrant may purchase and maintain liability insurance on behalf of any officer, director, employee or agent against any liabilities arising from such status. In this regard, Registrant maintains a Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in directors and officers liability coverage, plus $3 million in excess directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $9 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402, and an additional $5 million in excess of $9 million blanket bond with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061.




Item 28. Business and Other Connections of Investment Adviser


                                    Name of Company, Principal
Name                                Business and Address              Capacity


Ronald M.                         First Variable Rate Fund for Government Income
  Wolfsheimer                       Calvert Tax-Free Reserves         Officer
                                    Calvert Cash Reserves
                                    Calvert Social Investment Fund
                                    The Calvert Fund
                                    Acacia Capital Corporation
                                    Calvert Municipal Fund, Inc.
                                    Calvert World Values Fund, Inc.
                                    Calvert New World Fund, Inc.

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    --------------
                                    Calvert Asset Management          Officer
                                      Company, Inc.
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Group, Ltd.               Officer
                                    Holding Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Shareholder               Officer
                                      Services, Inc.
                                    Transfer Agent
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Administrative            Officer
                                      Services Company                  and
                                    Service Company                   Director
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Distributors, Inc.        Director
                                    Broker-Dealer                       and
                                    4550 Montgomery Avenue            Officer
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert-Sloan Advisers, LLC       Officer
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Md. 20814
                                    ---------------



Item 28. Business and Other Connections of Investment Adviser


                                    Name of Company, Principal
Name                                Business and Address              Capacity


David R. Rochat                     First Variable Rate Fund
                                     for Government Income
                                    Calvert Tax-Free Reserves         Officer
                                    Calvert Cash Reserves               and
                                    The Calvert Fund                  Trustee

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Municipal Fund, Inc.      Officer
                                    Investment Company                  and
                                    4550 Montgomery Avenue            Director
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Asset Management          Officer
                                      Company, Inc.                     and
                                    Investment Advisor                Director
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Chelsea Securities, Inc.          Officer
                                    Securities Firm                     and
                                    Post Office Box 93                Director
                                    Chelsea, Vermont  05038
                                    ---------------
                                    Grady, Berwald & Co.              Officer
                                    Holding Company                     and
                                    43A South Finley Avenue           Director
                                    Basking Ridge, NJ  07920
                                    ---------------



Item 28. Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address              Capacity


Reno J. Martini                     Calvert Asset Management          Officer
                                      Company, Inc.
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Calvert Group, Ltd.               Officer
                                    Holding Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    First Variable Rate Fund          Officer
                                      for Government Income
                                    Calvert Tax-Free Reserves
                                    Calvert Cash Reserves
                                    Calvert Social Investment Fund
                                    The Calvert Fund
                                    Acacia Capital Corporation
                                    Calvert Municipal Fund, Inc.
                                    Calvert World Values Fund, Inc.

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Calvert New World Fund, Inc.      Director
                                    Investment Company                  and
                                    4550 Montgomery Avenue            Officer
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert-Sloan Advisers, LLC       Director
                                    Investment Advisor                  and
                                    4550 Montgomery Avenue            Officer
                                    Bethesda, Md. 20814
                                    ---------------

Charles T. Nason                    Acacia Mutual Life Insurance      Officer
                                    Acacia National Life Insurance       and
                                    Insurance Companies               Director
                                    51 Louisiana Avenue, NW
                                    Washington, D.C.  20001
                                    ---------------
                                    Acacia Financial Corporation      Officer
                                    Holding Company                     and
                                    51 Louisiana Avenue, NW           Director
                                    Washington, D.C.  20001
                                    ---------------
                                    Gardner Montgomery Company        Director
                                    Tax Return Preparation Services
                                    51 Louisiana Avenue, NW
                                    Washington, D.C. 20001


Item 28. Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address              Capacity


Charles T. Nason                    Acacia Federal Savings Bank       Director
  (continued)                       Savings Bank
                                    7600-B Leesburg Pike
                                    Falls Church, Virginia 22043
                                    ---------------
                                    Enterprise Resources, Inc.        Director
                                    Business Support Services
                                    51 Louisiana Avenue, NW
                                    Washington, D.C.  20001
                                    ---------------
                                    Acacia Insurance Management
                                      Services Corporation            Officer
                                    Service Corporation                 and
                                    51 Louisiana Avenue, N.W.         Director
                                    Washington, D.C.  20001
                                    ---------------
                                    Calvert Group, Ltd.               Director
                                    Holding Company
                                    4550 Montgomery Avenue
                                    Bethesda, MD  20814
                                    ---------------
                                    Calvert Administrative            Director
                                      Services Co.
                                    Service Company
                                    4550 Montgomery Avenue
                                    Bethesda, MD  20814
                                    ---------------
                                    Calvert Asset Management Co., Inc.
                                    Investment Advisor                Director
                                    4550 Montgomery Avenue
                                    Bethesda, MD  20814
                                    ---------------
                                    Calvert Shareholder Services, Inc.
                                    Transfer Agent                    Director
                                    4550 Montgomery Avenue
                                    Bethesda, MD  20814
                                    ---------------
                                    Calvert Social Investment Fund
                                    Investment Company                Trustee
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    -----------------
                                    The Advisors Group, Inc.          Director
                                    Broker-Dealer and
                                    Investment Advisor
                                    51 Louisiana Avenue, NW
                                    Washington, D.C. 20001
                                    ---------------


 Item 28. Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address              Capacity


Robert-John H.    Acacia National Life Insurance                      Officer
Sands                               Insurance Company                   and
                                    51 Louisiana Avenue, NW           Director
                                    Washington, D.C.  20001
                                    ----------------
                                    Acacia Mutual Life Insurance
                                    Insurance Company                 Officer
                                    51 Louisiana Avenue, NW
                                    Washington, D.C.  20001
                                    ----------------
                                    Acacia Financial Corporation      Officer
                                    Holding Company                     and
                                    51 Louisiana Avenue, NW           Director
                                    Washington, D.C.  20001
                                    ----------------
                                    Acacia Federal Savings Bank       Officer
                                    Savings Bank
                                    7600-B Leesburg Pike
                                    Falls Church, Virginia 22043
                                    ---------------
                                    Enterprise Resources, Inc.        Director
                                    Business Support Services
                                    51 Louisiana Avenue, NW
                                    Washington, D.C.  20001
                                    ---------------
                                    Acacia Realty Corporation         Officer
                                    Real Estate Investments
                                    51 Louisiana Avenue, NW
                                    Washington, D.C.  20001
                                    ---------------
                                    Acacia Insurance Management       Officer
                                      Services Corporation              and
                                    Service Corporation               Director
                                    51 Louisiana Avenue, N.W.
                                    Washington, D.C.  20001
                                    ---------------
                                    Gardner Montgomery Company        Officer
                                    Tax Return Preparation              and
                                             Services                 Director
                                    51 Louisiana Avenue, NW
                                    Washington, D.C. 20001
                                    ----------------
                                    The Advisors Group, Inc.          Director
                                    Broker-Dealer and
                                    Investment Advisor
                                    51 Louisiana Avenue, NW
                                    Washington, D.C. 20001
                                    ---------------


Item 28.  Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address              Capacity


Robert-John H.                     Calvert Group, Ltd.                Director
Sands                               Holding Company
  (continued)                       4550 Montgomery Avenue
                                    Bethesda, MD  20814
                                    ---------------
                                    Calvert Administrative            Director
                                      Services, Co.
                                    Service Company
                                    4550 Montgomery Avenue
                                    Bethesda, MD  20814
                                    ---------------
                                    Calvert Asset Management Co., Inc.
                                    Investment Advisor                Director
                                    4550 Montgomery Avenue
                                    Bethesda, MD  20814
                                    ---------------
                                    Calvert Shareholder Services, Inc.
                                    Transfer Agent                    Director
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------

William M. Tartikoff                Acacia National Life Insurance
                                    Insurance Company                 Officer
                                    51 Louisiana Avenue, NW
                                    Washington, D.C. 20001
                                    ---------------
                                    First Variable Rate Fund          Officer
                                      for Government Income
                                    Calvert Tax-Free Reserves
                                    Calvert Cash Reserves
                                    Calvert Social Investment Fund
                                    The Calvert Fund
                                    Acacia Capital Corporation
                                    Calvert Municipal Fund, Inc.
                                    Calvert World Values Fund, Inc.
                                    Calvert New World Fund, Inc.

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Group, Ltd.               Officer
                                    Holding Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Administrative            Officer
                                     Services Company
                                    Service Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------


Item 28. Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address
Capacity


William M. Tartikoff                Calvert Asset Management          Officer
 (continued)                        Company, Inc.
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Shareholder               Officer
                                     Services, Inc.
                                    Transfer Agent
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Distributors, Inc.        Director
                                    Broker-Dealer                        and
                                    4550 Montgomery Avenue            Officer
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert-Sloan Advisers, L.L.C.
                                    Investment Advisor                Officer
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------

Susan Walker                        Calvert Group, Ltd.               Officer
  Bender                            Holding Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Calvert Administrative            Officer
                                      Services Company
                                    Service Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Calvert Asset Management          Officer
                                      Company, Inc.
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ----------------
                                    Calvert Shareholder               Officer
                                      Services, Inc.
                                    Transfer Agent
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ----------------
                                    Calvert Distributors, Inc.        Officer
                                    Broker-Dealer
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814

                                    ----------------
Item 28. Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address              Capacity


Susan Walker Bender                 Calvert-Sloan Advisers, L.L.C.
 (continued)                        Investment Advisor                Officer
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ----------------
                                    First Variable Rate Fund          Officer
                                      for Government Income
                                    Calvert Tax-Free Reserves
                                    Calvert Cash Reserves
                                    Calvert Social Investment Fund
                                    The Calvert Fund
                                    Acacia Capital Corporation
                                    Calvert Municipal Fund, Inc.
                                    Calvert World Values Fund, Inc.
                                    Calvert New World Fund, Inc.

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------


Katherine Stoner                    Calvert Group, Ltd.               Officer
                                    Holding Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ------------------
                                    Calvert Administrative            Officer
                                    Services Company
                                    Service Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ------------------
                                    Calvert Asset Management          Officer
                                    Company, Inc.
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ------------------
                                    Calvert Shareholder               Officer
                                      Services, Inc.
                                    Transfer Agent
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ----------------
                                    Calvert Distributors, Inc.        Officer
                                    Broker-Dealer
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ----------------

Item 28. Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address              Capacity


Katherine Stoner                    First Variable Rate Fund for
                                      Government Income
 (continued)                        Calvert Tax-Free Reserves         Officer
                                    Calvert Cash Reserves
                                    Calvert Social Investment Fund
                                    The Calvert Fund
                                    Acacia Capital Corporation
                                    Calvert Municipal Fund, Inc.
                                    Calvert World Values Fund, Inc.
                                    Calvert New World Fund, Inc.

                                    Calvert Sloan Advisers, L.L.C.
                                    Investment Advisor                Officer
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------

Lisa Crossley                       Calvert Group, Ltd.               Officer
                                    Holding Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Calvert Administrative            Officer
                                      Services Company
                                    Service Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Calvert Asset Management          Officer
                                      Company, Inc.
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ----------------
                                    Calvert Shareholder               Officer
                                      Services, Inc.
                                    Transfer Agent
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ----------------
                                    Calvert Distributors, Inc.        Officer
                                    Broker-Dealer
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------

Item 28. Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address              Capacity


Lisa Crossley                       Calvert-Sloan Advisers, L.L.C.
 (continued)                        Investment Advisor                Officer
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ----------------
                                    First Variable Rate Fund          Officer
                                      for Government Income
                                    Calvert Tax-Free Reserves
                                    Calvert Cash Reserves
                                    Calvert Social Investment Fund
                                    The Calvert Fund
                                    Acacia Capital Corporation
                                    Calvert Municipal Fund, Inc.
                                    Calvert World Values Fund, Inc.
                                    Calvert New World Fund, Inc.

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------

Ivy Wafford Duke                    Calvert Group, Ltd.               Officer
                                    Holding Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Calvert Administrative            Officer
                                      Services Company
                                    Service Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Calvert Asset Management          Officer
                                      Company, Inc.
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ----------------
                                    Calvert Shareholder               Officer
                                      Services, Inc.
                                    Transfer Agent
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ----------------
                                    Calvert Distributors, Inc.        Officer
                                    Broker-Dealer
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814

                                    ---------------

Item 28. Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address              Capacity


Ivy Wafford Duke                   Calvert-Sloan Advisers, L.L.C.
 (continued)                        Investment Advisor                Officer
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ----------------
                                    First Variable Rate Fund          Officer
                                      for Government Income
                                    Calvert Tax-Free Reserves
                                    Calvert Cash Reserves
                                    Calvert Social Investment Fund
                                    The Calvert Fund
                                    Acacia Capital Corporation
                                    Calvert Municipal Fund, Inc.
                                    Calvert World Values Fund, Inc.
                                    Calvert New World Fund, Inc.

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------


Item 28.  Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address              Capacity


Daniel K. Hayes                     Calvert Asset Management          Officer
                                      Company, Inc.
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ------------------
                                    First Variable Rate Fund          Officer
                                        for Government Income
                                    Calvert Tax-Free Reserves
                                    Calvert Cash Reserves
                                    Calvert Social Investment Fund
                                    The Calvert Fund
                                    Acacia Capital Corporation
                                    Calvert Municipal Fund, Inc.
                                    Calvert World Values Fund, Inc.

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ------------------
Annette Krakovitz                   Calvert Asset Management          Officer
                                    Company, Inc.
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ------------------
John Nichols                        Calvert Asset Management          Officer
                                    Company, Inc.
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ------------------
David Leach                         Calvert Asset Management          Officer
                                    Company, Inc.
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ------------------


Item 29. Principal Underwriters

         (a) Registrant's principal underwriter also underwrites the securities of each of Registrant's series, as well as the securities of First Variable Rate Fund for Government Income, Calvert Social Investment Fund, Calvert Cash Reserves, Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc., Calvert New World Fund, Inc., and Acacia Capital Corporation.

         (b)      Positions of Underwriter's Officers and Directors


Name and Principal         Position(s) with                 Position(s) with
Business Address           Underwriter                      Registrant



Steven J. Schueth          President                        None

Ronald M. Wolfsheimer      Director, Senior Vice            Treasurer
                            President, and Controller

William M. Tartikoff       Director, Senior Vice            Vice President and
                            President, and Secretary          Secretary

Karen Becker               Vice President                   None

Steven Cohen               Vice President                   None

Geoffrey Ashton            Regional Vice President          None

Lee Mahfouz                Regional Vice President          None

Timothy McCabe             Regional Vice President          None

Susan Walker Bender        Assistant Secretary              Assistant Secretary

Katherine Stoner           Assistant Secretary              Assistant Secretary

Lisa Crossley              Assistant Secretary and          Assistant Secretary
                             Compliance Officer

Ivy Wafford Duke           Assistant Secretary              Assistant Secretary

     The principal business address of the above individuals is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

          (c) Inapplicable.


Item 30.          Location of Accounts and Records

     Ronald M. Wolfsheimer, Treasurer
     and
     William M. Tartikoff,  Secretary

     4550 Montgomery Avenue, Suite 1000N
     Bethesda, Maryland 20814


Item 31.          Management Services

         All management-related service contracts are discussed in Part A or B of this Registration Statement.


Item 32.          Undertakings

         (a)      Not Applicable

         (b)      Not Applicable

         (c) The Registrant undertakes to furnish to each person to whom a Prospectus is delivered, a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge.



                                SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Bethesda, and State of Maryland, on the 22nd day of April, 1997.




                                             ACACIA CAPITAL CORPORATION


                                             By: ___________________________
                                                  William M. Tartikoff
                                                  Vice President & Secretary



     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated.
Signature                    Title                               Date


________________________     Vice President & Secretary          04/22/97
William M. Tartikoff


________________________     Principal Accounting                04/22/97
Ronald M. Wolfsheimer          Officer


__________**____________     Director                            04/22/97
Charles E. Diehl


__________**____________     Director                            04/22/97
Arthur J. Pugh


__________**____________     Director                            04/22/97
South Trimble, III


__________**____________     Director                            04/22/97
Frank H. Blatz, Jr.





** Signed by Susan Walker Bender
pursuant to power of attorney, attached hereto.

/s/Susan Walker Bender

EXHIBIT INDEX

Form N-1A
Item No.

Ex-23
24(b)(10)                Form of Opinion and Consent of Counsel

Ex-23
24(b)(11)                Independent Auditors' Consent

Ex-24                    Power of Attorney

Ex-27
24(b)(17)(i)             Financial Data Schedules

Ex99                     Articles of Supplementary